UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of Registrant as specified in charter)

71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

Milliman Variable Insurance Trust

Structured Outcome Funds

Annual Report

December 31, 2022

The following series of Milliman Variable Insurance Trust are presented in this annual report:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

About the Milliman Structured Outcome Funds

The Milliman Variable Insurance Trust (“MVIT”) has a suite of structured outcome Funds that seek to provide exposure to the S&P 500 Price Index (“S&P 500”) prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a fund’s portfolio, while providing a combination of two options strategies, as described in a fund’s prospectus, which are designed to produce certain pre-determined outcomes over a six-month, one-year or six-year period, as specified in a fund’s name. This annual report relates only to the series of MVIT specified above (each, a “Fund,” and collectively, the “Funds”).

Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts Funding variable annuity contracts and variable life insurance policies and other qualified investors. There are a variety of strategies that are offered in the MVIT. Strategies and Funds are listed below, accompanied by more detail on the attributes pertaining to each specific Fund strategy.

Glossary of Terms

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges.

Nasdaq 100 Price Index (“Nasdaq”) – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange.

Russell 2000 Price Index (“Russell”) – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks.

MSCI EAFE Price Index (“EAFE”) – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia.

Buffer Strategy – Designed to provide a cushion against a specified percentage of losses in the Fund’s S&P 500 Price Index exposure (the “Buffer”) if the S&P 500 Price Index experiences losses during the Outcome Period.

Floor Strategy – Designed to limit losses in the Fund’s S&P 500 Price Index exposure to a specified percentage (the “Floor”) if the S&P 500 Price Index experiences losses during the Outcome Period.

Par Up Strategy – Designed to provide participation in the gains of the S&P 500 Price Index at a declared participation rate (the “Par Up Rate”) if the S&P 500 Price Index experiences gains during the Outcome Period.

Par Down Strategy – Designed to limit losses in the Fund’s S&P 500 Price Index exposure at a declared participation rate (the “Par Down Rate”) if the S&P 500 Price Index experiences losses during the Outcome Period.

Spread Strategy – Designed to provide participation in the gains of the S&P 500 Price Index if the S&P 500 Price Index experiences gains during the Outcome Period that exceed a declared spread (the “Spread”).

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Stacker Cap Strategy – Designed to provide participation in the gains of the S&P 500 Price Index up to a declared cap (the “Cap”) if the S&P 500 Price Index experiences gains during the Outcome Period plus additional gains equal to any upside market performance of a secondary market Index up to a declared cap if that secondary market Index experiences gains during the Outcome Period. The Cap is expressed as a combined number for both the S&P 500 Price Index and the secondary index and is split evenly between them.

Trigger Strategy – Designed to produce a fixed rate of return that is only “triggered” (i.e., paid to the Fund) if the value of the S&P 500 Price Index or a corresponding exchange-traded Fund (“ETF”) is unchanged or increases over the Outcome Period (the “Trigger Rate”).

Outcome Period – The outcome period begins on the day Milliman transacts in the FLEX Options and ends on the day those FLEX Options expire.

Collateral Portfolio – A portfolio comprised of fixed income securities, including money market funds and other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, and options on ETFs and options box spreads, as described in a Fund’s prospectus.

Market Environment

2022 was a challenging year for investors, as markets factored in the increasing likelihood of a global recession. The uncertain environment led to a rise in volatility and pushed stocks down for most of the year, but also created a repeating zig-zag pattern of bear-market rallies followed by further declines, as investors navigated the cycles of economic data and interest rate decisions. Inflation reached 40-year highs, causing central banks to raise rates to their highest levels in decades. The Federal Reserve raised the Fed Funds Rate by 425 basis points (bps), the largest net calendar increase since 1972. Meanwhile, the conflict in Ukraine and China’s zero COVID policy put stress on supply chains, further exacerbating inflation and volatility. Stocks and bonds declined together for the first time in decades.

Growth stocks were disproportionally affected by the rate increases and the Nasdaq was one of the worst performers for the year amongst the most commonly followed equity benchmarks, down over 32%. Small cap stocks also underperformed large cap stocks during 2022 – Russell fell 21.56% for the year, a larger loss than the S&P 500’s -19.44% (both are expressed as changes in price, excluding dividends). Developed international markets outperformed domestic indices, as the EAFE declined only 16.79% for the year (also on a price return basis). This was due in large part to the UK’s outperformance through an evolving political landscape that ultimately led markets to regained confidence in the final quarter.

The combination of low treasury yields and the steep rate change over 2022 caused fixed income markets to experience declines, especially bonds with long durations. The iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”) with a medium-term duration, decreased by 18.01%, while the ultra-long iShares 20+ Year Treasury Bond ETF (“TLT”) saw a decrease of 31.41% (both in total return terms). Over the course of 2022, the Bloomberg US Aggregate Bond Index suffered a total return loss of 13.01%, completing its worst calendar year on record since its inception in 1976 and marking only the fifth time ever that the index experienced a negative calendar year return.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund Series

Strategy and Benchmark Composition

The 6-Month Buffered S&P 500 with Par Up Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and participating in S&P 500 gains at a declared Par Up Rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a six-month period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Par” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A “Below Buffer Range” strategy zone indicates the Fund is beyond the protection of the Buffer, and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” strategy zone has a target outcome of 0%. An “Upside Participation” strategy zone targets upside exposure to the S&P 500 at the Par Up Rate declared at the start of an Outcome Period.

Fund Performance

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul returned -21.60% from its inception on January 10, 2022 to the end of the year, compared to the S&P 500’s 17.79% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul’s completed Outcome Period was from January 10, 2022, to July 11, 2022. During this period, the Fund was down 16.00% compared to the S&P 500, which was down 17.47%. A breakdown of the Fund performance attributes equity performance of -7.96% and fixed income performance of -8.04%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 71.43%. The Outcome Period ended in the “Below Buffer Range” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul commenced a new Outcome Period, which started on July 11, 2022. As of December 31, 2022, the Fund was down 6.67% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of 0.23% and fixed income performance of -6.89%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 71.43% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug returned -18.00% from its inception on February 10, 2022 to the end of the year, compared to the S&P 500’s 14.76% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug’s completed Outcome Period was from February 10, 2022, to August 10, 2022. During this period, the Fund was down 8.30% compared to the S&P 500, which was down 6.52%. A breakdown of the Fund performance

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

attributes equity performance of -0.49% and fixed income performance of -7.81%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 77.27%. The Outcome Period ended in the “Within Buffer” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug commenced a new Outcome Period, which started on August 10, 2022. As of December 31, 2022, the Fund was down 10.58% compared to the S&P 500, which was down 8.81%. A breakdown of the Fund performance attributes equity performance of -2.67% and fixed income performance of -7.91%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 75.68% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep returned -13.59% from its inception on March 10, 2022 to the end of the year, compared to the S&P 500’s 9.86% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep’s completed Outcome Period was from March 10, 2022, to September 12, 2022. During this period, the Fund was down 8.20% compared to the S&P 500, which was down 3.50%. A breakdown of the Fund performance attributes equity performance of -0.50% and fixed income performance of -7.70%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 79.17%. The Outcome Period ended in the “Within Buffer” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep commenced a new Outcome Period, which started on September 12, 2022. As of December 31, 2022, the Fund was down 5.87% compared to the S&P 500, which was down 6.59%. A breakdown of the Fund performance attributes equity performance of -2.39% and fixed income performance of -3.49%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 80.00% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct returned -11.91% from its inception on April 11, 2022 to the end of the year, compared to the S&P 500’s 12.99% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct’s completed Outcome Period was from April 11, 2022, to October 11, 2022. During this period, the Fund was down 16.80% compared to the S&P 500, which was down 18.67%. A breakdown of the Fund performance attributes equity performance of -9.18% and fixed income performance of -7.62%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 77.27%. The Outcome Period ended in the “Below Buffer Range” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct’s commenced a new Outcome Period, which started on October 11, 2022. As of December 31, 2022, the Fund was up 5.88% compared to the S&P 500, which was up 6.98%. A breakdown of the Fund performance

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

attributes equity performance of 5.64% and fixed income performance of 0.24%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 75.86% and the Fund’s strategy zone was “Upside Participation”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov returned -8.95% from its inception on May 10, 2022 to the end of the year, compared to the S&P 500’s 4.04% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov’s completed Outcome Period was from May 10, 2022, to November 10, 2022. During this period, the Fund was down 8.30% compared to the S&P 500, which was down 1.12%. A breakdown of the Fund performance attributes equity performance of -0.50% and fixed income performance of -7.80%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 76.67%. The Outcome Period ended in the “Within Buffer” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov commenced a new Outcome Period, which started on November 10, 2022. As of December 31, 2022, the Fund was down 0.70% compared to the S&P 500, which was down 2.95%. A breakdown of the Fund performance attributes equity performance of -0.59% and fixed income performance of -0.11%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a small detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 81.48% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

The Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec returned -4.29% from its inception on June 10, 2022 to the end of the year, compared to the S&P 500’s 1.57% decline in price during the period.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec’s completed Outcome Period was from June 10, 2022, to December 12, 2022. During this period, the Fund was down 2.40% compared to the S&P 500, which was up 2.30%. A breakdown of the Fund performance attributes equity performance of 1.16% and fixed income performance of -3.56%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 72.00%. The Outcome Period ended in the “Upside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec commenced a new Outcome Period, which started on December 12, 2022. As of December 31, 2022, the Fund was down 1.93% compared to the S&P 500, which was down 3.79%. A breakdown of the Fund performance attributes equity performance of -1.44% and fixed income performance of -0.49%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 82.14% and the Fund’s strategy zone was “Within Buffer”.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund Series

Strategy and Benchmark Composition

The 6-Month Parred Down S&P 500 with Par Up Outcome Strategy seeks to provide exposure to the S&P 500, while limiting losses to 50% of the losses associated with S&P 500 performance and participating in S&P 500 gains at a declared Par Up Rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a six-month period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Par-Par” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A “Downside Participation” strategy zone indicates the Fund targets 50% downside exposure to the S&P 500. An “Upside Participation” strategy zone targets upside exposure to the S&P 500 at the Par Up Rate declared at the start of the Outcome Period.

Fund Performance

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul returned -23.00% from its inception on January 10, 2022 to the end of the year, compared to the S&P 500’s 17.79% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul’s completed Outcome Period was from January 10, 2022, to July 11, 2022. During this period, the Fund was down 16.90% compared to the S&P 500, which was down 17.47%. A breakdown of the Fund performance attributes equity performance of -9.23% and fixed income performance of -7.67%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 66.67%. The Outcome Period ended in the “Downside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul commenced a new Outcome Period, which started on July 11, 2022. As of December 31, 2022, the Fund was down 7.34% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of -0.45% and fixed income performance of -6.89%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 70.00% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug returned -22.46% from its inception on February 10, 2022 to the end of the year, compared to the S&P 500’s 14.76% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug’s completed Outcome Period was from February 10, 2022, to August 10, 2022. During this period, the Fund was down 11.10% compared to the S&P 500, which was down 6.52%. A breakdown of the Fund performance

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

attributes equity performance of -3.75% and fixed income performance of -7.35%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 72.73%. The Outcome Period ended in the “Downside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug commenced a new Outcome Period, which started on August 10, 2022. As of December 31, 2022, the Fund was down 12.77% compared to the S&P 500, which was down 8.81%. A breakdown of the Fund performance attributes equity performance of -5.00% and fixed income performance of -7.77%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 75.00% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep returned -16.40% from its inception on March 10, 2022 to the end of the year, compared to the S&P 500’s 9.86% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep’s completed Outcome Period was from March 10, 2022, to September 12, 2022. During this period, the Fund was down 9.80% compared to the S&P 500, which was down 3.50%. A breakdown of the Fund performance attributes equity performance of -2.25% and fixed income performance of -7.55%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 72.73%. The Outcome Period ended in the “Downside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep commenced a new Outcome Period, which started on September 12, 2022. As of December 31, 2022, the Fund was down 7.32% compared to the S&P 500, which was down 6.59%. A breakdown of the Fund performance attributes equity performance of -3.77% and fixed income performance of -3.54%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 77.27% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct returned -13.14% from its inception on April 11, 2022 to the end of the year, compared to the S&P 500’s 12.99% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct’s completed Outcome Period was from April 11, 2022, to October 11, 2022. During this period, the Fund was down 17.30% compared to the S&P 500, which was down 18.67%. A breakdown of the Fund performance attributes equity performance of -9.85% and fixed income performance of -7.45%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 72.73%. The Outcome Period ended in the “Downside Participation” strategy zone.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct commenced a new Outcome Period, which started on October 11, 2022. As of December 31, 2022, the Fund was up 5.03% compared to the S&P 500, which was up 6.98%. A breakdown of the Fund performance attributes equity performance of 4.88% and fixed income performance of 0.14%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 72.73% and the Fund’s strategy zone was “Upside Participation”.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov returned -9.80% from its inception on May 10, 2022 to the end of the year, compared to the S&P 500’s 4.04% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov’s completed Outcome Period was from May 10, 2022, to November 10, 2022. During this period, the Fund was down 8.90% compared to the S&P 500, which was down 1.12%. A breakdown of the Fund performance attributes equity performance of -1.06% and fixed income performance of -7.84%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 70.83%. The Outcome Period ended in the “Downside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov commenced a new Outcome Period, which started on November 10, 2022. As of December 31, 2022, the Fund was down 0.99% compared to the S&P 500, which was down 2.95%. A breakdown of the Fund performance attributes equity performance of -1.06% and fixed income performance of 0.07%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 81.82% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

The Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec returned -4.53% from its inception on June 10, 2022 to the end of the year, compared to the S&P 500’s 1.57% decline in price during the period.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec’s completed Outcome Period was from June 10, 2022, to December 12, 2022. During this period, the Fund was down 2.50% compared to the S&P 500, which was up 2.30%. A breakdown of the Fund performance attributes equity performance of 1.13% and fixed income performance of -3.63%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. The Par Up Rate for this Outcome Period was 70.83%. The Outcome Period ended in the “Upside Participation” strategy zone.

During the reporting period, the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec commenced a new Outcome Period, which started on December 12, 2022. As of December 31, 2022, the Fund was down 2.08% compared to the S&P 500, which was down 3.79%. A breakdown of the Fund performance attributes equity performance of -1.65% and fixed income performance of -0.43%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 79.17% and the Fund’s strategy zone was

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

“Downside Participation”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund Series

Strategy and Benchmark Composition

The 1-Year Buffered S&P 500 with Spread Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and participating in S&P 500 gains that exceed a declared Spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a one-year period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Spread” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A “Below Buffer Range” strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” strategy zone has a target outcome of 0%. A “Partial Spread Remaining” strategy zone indicates the Fund has to overcome the spread before participating in S&P 500 gains. An “Upside Above Spread” strategy zone targets 1:1 upside exposure to the S&P 500 beyond the Spread declared at the start of the Outcome Period.

Fund Performance

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

During the reporting period, the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan’s Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 15.90% compared to the S&P 500, which was down 17.79%. A breakdown of the Fund performance attributes equity performance of -8.73% and fixed income performance of -7.17%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 1.83% and the Fund’s strategy zone was “Below Buffer Range”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

During the reporting period, the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb’s current Outcome Period start date was February 10, 2022. As of December 31, 2022, the Fund was down 12.80% compared to the S&P 500, which was down 14.76%. A breakdown of the Fund performance attributes equity performance of -6.09% and fixed income performance of -6.71%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.65% and the Fund’s strategy zone was “Below Buffer Range”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar’s current Outcome Period start date was March 10, 2022. As of December 31, 2022, the Fund was down 11.70% compared to the S&P 500, which was down 9.86%. A breakdown of the Fund performance attributes equity performance of -4.09% and fixed income performance of -7.61%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 1.86% and the Fund’s strategy zone was “Within Buffer”.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 12.53% compared to the S&P 500, which was down 12.99%. A breakdown of the Fund performance attributes equity performance of -6.30% and fixed income performance of -6.23%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 1.90% and the Fund’s strategy zone was “Below Buffer Range”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May’s current Outcome Period start date was May 10, 2022. As of December 31, 2022, the Fund was down 6.37% compared to the S&P 500, which was down 4.04%. A breakdown of the Fund performance attributes equity performance of -1.70% and fixed income performance of -4.67%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.12% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun’s current Outcome Period start date was June 10, 2022. As of December 31, 2022, the Fund was down 4.23% compared to the S&P 500, which was down 1.57%. A breakdown of the Fund performance attributes equity performance of -0.10% and fixed income performance of -4.13%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.30% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was down 2.98% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of 0.86% and fixed income performance of -3.84%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.31% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug’s current Outcome Period start date was August 10, 2022. As of December 31, 2022, the Fund was down 9.72% compared to the S&P 500, which was down 8.81%. A breakdown of the Fund performance attributes equity performance of -5.49% and fixed income performance of -4.22%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.25% and the Fund’s strategy zone was “Within Buffer”.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep’s current Outcome Period start date was September 12, 2022. As of December 31, 2022, the Fund was down 6.51% compared to the S&P 500, which was down 6.59%. A breakdown of the Fund performance attributes equity performance of -4.48% and fixed income performance of -2.03%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Spread for this Outcome Period was 2.84% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 6.27% compared to the S&P 500, which was up 6.29%. A breakdown of the Fund performance attributes equity performance of 5.66% and fixed income performance of 0.61%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Spread for this Outcome Period was 2.75% and the Fund’s strategy zone was “Upside Above Spread”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov’s current Outcome Period start date was November 10, 2022. As of December 31, 2022, the Fund was down 1.82% compared to the S&P 500, which was down 2.95%. A breakdown of the Fund performance attributes equity performance of -2.20% and fixed income performance of 0.39%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Spread for this Outcome Period was 2.96% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

The Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 3.21% compared to the S&P 500, which was down 3.79%. A breakdown of the Fund performance attributes equity performance of -3.20% and fixed income performance of -0.01%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a small detraction. As of December 31, 2022, the Spread for this Outcome Period was 3.20% and the Fund’s strategy zone was “Within Buffer”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund Series

Strategy and Benchmark Composition

The 1-Year Floored S&P 500 with Par Up Strategy seeks to provide exposure to the S&P 500, while limiting losses associated with S&P 500 performance to 10% and participating in S&P 500 gains at a Par Up Rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a one-year period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Floor-Par”

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A “Floor Reached” strategy zone indicates the Fund has reached the Floor and has a target outcome of -10%. A “Downside Before Floor” strategy zone targets 1:1 downside exposure to the S&P 500 up to the Floor. An “Upside Participation” strategy zone targets upside exposure to the S&P 500 at the Par Up Rate declared at the start of the Outcome Period.

Fund Performance

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

During the reporting period, the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan’s Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 18.10% compared to the S&P 500, which was down 17.79%. A breakdown of the Fund performance attributes equity performance of -10.97% and fixed income performance of -7.13%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 52.38% and the Fund’s strategy zone was “Floor Reached”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

During the reporting period, the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb’s Outcome Period start date was February 10, 2022. As of December 31, 2022, the Fund was down 17.00% compared to the S&P 500, which was down 14.76%. A breakdown of the Fund performance attributes equity performance of -10.28% and fixed income performance of -6.72%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 59.09% and the Fund’s strategy zone was “Floor Reached”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar’s current Outcome Period start date was March 10, 2022. As of December 31, 2022, the Fund was down 14.90% compared to the S&P 500, which was down 9.86%. A breakdown of the Fund performance attributes equity performance of -7.44% and fixed income performance of -7.46%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 60.87% and the Fund’s strategy zone was “Downside before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 14.80% compared to the S&P 500, which was down 12.99%. A breakdown of the Fund performance attributes equity performance of -8.55% and fixed income performance of -6.25%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 58.33% and the Fund’s strategy zone was “Floor Reached”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May’s current Outcome Period start date

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

was May 10, 2022. As of December 31, 2022, the Fund was down 8.16% compared to the S&P 500, which was down 4.04%. A breakdown of the Fund performance attributes equity performance of -3.29% and fixed income performance of -4.87%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 60.00% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun’s current Outcome Period start date was June 10, 2022. As of December 31, 2022, the Fund was down 5.62% compared to the S&P 500, which was down 1.57%. A breakdown of the Fund performance attributes equity performance of -1.80% and fixed income performance of -3.81%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 60.00% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul’s current Outcome Period start date was July 11, 2022 As of December 31, 2022, the Fund was down 4.81% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of -0.77% and fixed income performance of -4.04%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 60.00% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug’s current Outcome Period start date was August 10, 2022. As of December 31, 2022, the Fund was down 9.31% compared to the S&P 500, which was down 8.81%. A breakdown of the Fund performance attributes equity performance of -5.22% and fixed income performance of -4.09%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 65.22% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep’s current Outcome Period start date was September 12, 2022. As of December 31, 2022, the Fund was down 5.80% compared to the S&P 500, which was down 6.59%. A breakdown of the Fund performance attributes equity performance of -3.68% and fixed income performance of -2.12%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 66.67% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 3.52% compared to the S&P 500, which was up 6.29%. A breakdown of the Fund performance attributes equity performance of 2.98% and fixed income performance of 0.53%, which includes Fund fees and expenses. Equity performance was within expectation and

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 62.96% and the Fund’s strategy zone was “Upside Participation”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov’s current Outcome Period start date was November 10, 2022. As of December 31, 2022, the Fund was down 0.92% compared to the S&P 500, which was down 2.95%. A breakdown of the Fund performance attributes equity performance of -1.18% and fixed income performance of 0.26%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 76.00% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

The Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 1.81% compared to the S&P 500, which was down 3.79% A breakdown of the Fund performance attributes equity performance of -1.71% and fixed income performance of -0.09%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a small detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 74.19% and the Fund’s strategy zone was “Downside Before Floor”.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund Series

Strategy and Benchmark Composition

The 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and participating in S&P 500 gains up to a declared Cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a one-year period. The 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy also seeks to provide upside exposure to the Nasdaq up to a declared Cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over the same period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Stacker” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A combination of a primary and secondary zone indicates the target outcome of the Fund. A “Below Buffer Range” primary strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” primary strategy zone has a target outcome of 0%. An “Upside Below Cap” primary strategy zone targets 1:1 upside exposure to the S&P 500 up to the declared Cap determined at the start of the Outcome Period. The “Capped Upside” primary strategy zone indicates the S&P 500 has reached its declared Cap. A “Below Contribution Range” secondary strategy zone is declared if the Nasdaq is experiencing negative returns. An “Upside Below Cap” secondary strategy zone targets upside 1:1 exposure to the Nasdaq up to the declared Cap. Lastly, a “Capped Upside” secondary strategy zone indicates the Nasdaq has reached the declared Cap.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Fund Performance

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

During the reporting period, the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan’s Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 15.70% compared to the S&P 500, which was down 17.79% and the Nasdaq, which was down 29.94%. A breakdown of the Fund performance attributes equity performance of -8.73% and fixed income performance of -6.97%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 11.34%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

During the reporting period, the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb’s Outcome Period start date was February 10, 2022. As of December 31, 2022, the Fund was down 12.80% compared to the S&P 500, which was down 14.76% and the Nasdaq, which was down 25.61%. A breakdown of the Fund performance attributes equity performance of -6.03% and fixed income performance of -6.77%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 12.20%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar’s current Outcome Period start date was March 10, 2022. As of December 31, 2022, the Fund was down 11.70% compared to the S&P 500, which was down 9.86% and the Nasdaq, which was down 19.51%. A breakdown of the Fund performance attributes equity performance of -3.83% and fixed income performance of -7.87%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 15.40%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 12.82% compared to the S&P 500, which was down 12.99% and the Nasdaq, which was down 21.80%. A breakdown of the Fund performance attributes equity performance of -6.18% and fixed income performance of -6.64%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 14.00%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May’s current Outcome Period start date was May 10, 2022. As of December 31, 2022, the Fund was down 5.16% compared to the S&P 500, which was down 4.04% and the Nasdaq, which was down 11.39%. A breakdown of the Fund performance attributes equity performance of -0.25% and fixed income performance of -4.92%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.00%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun’s current Outcome Period start date was June 10, 2022. As of December 31, 2022, the Fund was down 2.62% compared to the S&P 500, which was down 1.57% and the Nasdaq, which was down 7.55%. A breakdown of the Fund performance attributes equity performance of 1.83% and fixed income performance of -4.45%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.24%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was down 2.62% compared to the S&P 500, which was down 0.39% and the Nasdaq, which was down 7.76%. A breakdown of the Fund performance attributes equity performance of 1.70% and fixed income performance of -4.32%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.90%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug’s current Outcome Period start date was August 10, 2022. As of December 31, 2022, the Fund was down 9.81% compared to the S&P 500, which was down 8.81% and the Nasdaq, which was down 18.23%. A breakdown of the Fund performance attributes equity performance of -4.70% and fixed income performance of -5.11%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.02%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep’s current Outcome Period

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

start date was September 12, 2022. As of December 31, 2022, the Fund was down 5.91% compared to the S&P 500, which was down 6.59% and the Nasdaq, which was down 14.13%. A breakdown of the Fund performance attributes equity performance of -3.11% and fixed income performance of -2.80%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.78%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 5.09% compared to the S&P 500, which was up 6.29% and the Nasdaq, which was up 0.12%. A breakdown of the Fund performance attributes equity performance of 4.62% and fixed income performance of 0.47%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Cap for this Outcome Period was 20.42%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were both “Upside Below Cap”.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov’s current Outcome Period start date was November 10, 2022. As of December 31, 2022, the Fund was down 1.22% compared to the S&P 500, which was down 2.95% and the Nasdaq, which was down 5.74%. A breakdown of the Fund performance attributes equity performance of -0.79% and fixed income performance of -0.43%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.96%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

The Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 2.71% compared to the S&P 500, which was down 3.79% and the Nasdaq, which was down 6.55%. A breakdown of the Fund performance attributes equity performance of -1.83% and fixed income performance of -0.87%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.78%, evenly split between S&P 500 and Nasdaq, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund Series

Strategy and Benchmark Composition

The 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and participating in S&P 500 gains up to a declared Cap, prior to taking into account any fees or expenses or

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

the performance of any fixed income exposure included in a Fund’s portfolio, over a one-year period. The 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy also seeks to provide upside exposure to the Russell up to a declared Cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over the same period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Stacker” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A combination of a primary and secondary zone indicates the target outcome of the Fund. A “Below Buffer Range” primary strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” primary strategy zone has a target outcome of 0%. An “Upside Below Cap” primary strategy zone targets 1:1 upside exposure to the S&P 500 up to the declared Cap determined at the start of the Outcome Period. The “Capped Upside” primary strategy zone indicates the S&P 500 has reached its declared Cap. A “Below Contribution Range” secondary strategy zone is declared if the Russell is experiencing negative returns. An “Upside Below Cap” secondary strategy zone targets 1:1 upside exposure to the Russell up to the declared Cap. Lastly, a “Capped Upside” secondary strategy zone indicates the Russell has reached the declared Cap.

Fund Performance

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

During the reporting period, the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan’s Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 15.80% compared to the S&P 500, which was down 17.79% and the Russell, which was down 18.88%. A breakdown of the Fund performance attributes equity performance of -8.73% and fixed income performance of -7.07%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 11.88%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

During the reporting period, the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb’s Outcome Period start date was February 10, 2022. As of December 31, 2022, the Fund was down 12.80% compared to the S&P 500, which was down 14.76% and the Russell, which was down 14.13%. A breakdown of the Fund performance attributes equity performance of -5.99% and fixed income performance of -6.81%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 12.00%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar’s current Outcome Period start date was March 10, 2022. As of December 31, 2022, the Fund was down 11.50% compared to the S&P 500, which was down 9.86% and the Russell, which was down 12.45%. A breakdown of the Fund performance attributes equity performance of -3.56% and fixed income performance of -7.94%, which includes

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 15.41%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 12.09% compared to the S&P 500, which was down 12.99% and the Russell, which was down 11.06%. A breakdown of the Fund performance attributes equity performance of -5.41% and fixed income performance of -6.68%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 14.16%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May’s current Outcome Period start date was May 10, 2022. As of December 31, 2022, the Fund was down 2.56% compared to the S&P 500, which was down 4.04% and the Russell, which was down 0.03%. A breakdown of the Fund performance attributes equity performance of 2.33% and fixed income performance of -4.90%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.72%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun’s current Outcome Period start date was June 10, 2022. As of December 31, 2022, the Fund was down 1.62% compared to the S&P 500, which was down 1.57% and the Russell, which was down 2.17%. A breakdown of the Fund performance attributes equity performance of 2.88% and fixed income performance of -4.50%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.22%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was down 1.12% compared to the S&P 500, which was down 0.39% and the Russell, which was up 1.69%. A breakdown of the Fund performance attributes equity performance of 3.31% and fixed income performance of -4.43%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.90%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug’s current Outcome Period start date was August 10, 2022. As of December 31, 2022, the Fund was down 8.61% compared to the S&P 500, which was down 8.81% and the Russell, which was down 10.56%. A breakdown of the Fund performance attributes equity performance of -3.57% and fixed income performance of -5.03%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.00%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep’s current Outcome Period start date was September 12, 2022. As of December 31, 2022, the Fund was down 4.91% compared to the S&P 500, which was down 6.59% and the Russell, which was down 7.60%. A breakdown of the Fund performance attributes equity performance of -2.07% and fixed income performance of -2.84%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.80%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 5.59% compared to the S&P 500, which was up 6.29% and the Russell, which was up 4.10%. A breakdown of the Fund performance attributes equity performance of 5.18% and fixed income performance of 0.41%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Cap for this Outcome Period was 20.40%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were both “Upside Below Cap”.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov’s current Outcome Period start date was November 10, 2022. As of December 31, 2022, the Fund was down 1.11% compared to the S&P 500, which was down 2.95% and the Russell, which was down 5.71%. A breakdown of the Fund performance attributes equity performance of -0.66% and fixed income performance of -0.45%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 18.56%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec

The Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 2.41% compared to the S&P 500, which was down 3.79% and the Russell, which was down 3.15%. A breakdown of the Fund

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

performance attributes equity performance of -1.46% and fixed income performance of -0.95%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.80%, evenly split between S&P 500 and Russell, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund Series

Strategy and Benchmark Composition

The 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and participating in S&P 500 gains up to a declared Cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a one-year period. The 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy also seeks to provide upside exposure to the EAFE up to a declared Cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over the same period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Stacker” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A combination of a primary and secondary zone indicates the target outcome of the Fund. A “Below Buffer Range” primary strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” primary strategy zone has a target outcome of 0%. An “Upside Below Cap” primary strategy zone targets 1:1 upside exposure to the S&P 500 up to the declared Cap determined at the start of the Outcome Period. The “Capped Upside” primary strategy zone indicates the S&P 500 has reached its declared Cap. A “Below Contribution Range” secondary strategy zone is declared if the EAFE is experiencing negative returns. An “Upside Below Cap” secondary strategy zone targets 1:1 upside exposure to the EAFE up to the declared Cap. Lastly, a “Capped Upside” secondary strategy zone indicates the EAFE has reached the declared Cap.

Fund Performance

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

During the reporting period, the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan’s Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 15.80% compared to the S&P 500, which was down 17.79% and the EAFE, which was down 15.70%. A breakdown of the Fund performance attributes equity performance of -8.73% and fixed income performance of -7.07%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 12.46%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

During the reporting period, the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb’s Outcome Period start date was February 10, 2022. As of December 31, 2022,

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

the Fund was down 12.80% compared to the S&P 500, which was down 14.76% and the EAFE, which was down 15.43%. A breakdown of the Fund performance attributes equity performance of -5.88% and fixed income performance of -6.92%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 12.00%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar’s current Outcome Period start date was March 10, 2022. As of December 31, 2022, the Fund was down 11.00% compared to the S&P 500, which was down 9.86% and the EAFE, which was down 5.35%. A breakdown of the Fund performance attributes equity performance of -3.14% and fixed income performance of -7.86%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 14.94%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 12.72% compared to the S&P 500, which was down 12.99% and the EAFE, which was down 8.60%. A breakdown of the Fund performance attributes equity performance of -5.88% and fixed income performance of -6.84%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 13.60%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Below Buffer Range” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May’s current Outcome Period start date was May 10, 2022. As of December 31, 2022, the Fund was down 2.66% compared to the S&P 500, which was down 4.04% and the EAFE, which was up 1.31%. A breakdown of the Fund performance attributes equity performance of 2.32% and fixed income performance of -4.99%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 15.84%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun’s current Outcome Period start date was June 10, 2022. As of December 31, 2022, the Fund was down 1.32% compared to the S&P 500, which was down 1.57% and the EAFE, which was up 0.50%. A breakdown of the Fund performance attributes equity performance of 3.26% and fixed income performance of -4.58%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 15.50%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was down 0.81% compared to the S&P 500, which was down 0.39% and the EAFE, which was up 6.27%. A breakdown of the Fund performance attributes equity performance of 3.68% and fixed income performance of -4.49%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.34%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug’s current Outcome Period start date was August 10, 2022. As of December 31, 2022, the Fund was down 7.01% compared to the S&P 500, which was down 8.81% and the EAFE, which was down 1.25%. A breakdown of the Fund performance attributes equity performance of -1.89% and fixed income performance of -5.12%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 15.34%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep’s current Outcome Period start date was September 12, 2022. As of December 31, 2022, the Fund was down 2.91% compared to the S&P 500, which was down 6.59% and the EAFE, which was up 3.60%. A breakdown of the Fund performance attributes equity performance of -0.09% and fixed income performance of -2.82%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 16.82%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 5.58% compared to the S&P 500, which was up 6.29% and the EAFE, which was up 16.25%. A breakdown of the Fund performance attributes equity performance of 5.17% and fixed income performance of 0.41%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Cap for this Outcome Period was 19.30%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Upside Below Cap and “Capped Upside”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov’s current Outcome Period start date is November 10, 2022. As of December 31, 2022, the Fund was up 1.29% compared to the S&P 500, which was down 2.95% and the EAFE, which was up 3.87%. A breakdown of the Fund performance attributes equity performance of 1.79% and fixed income performance of -0.50%, which includes Fund fees

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.84%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Upside Below Cap”, respectively.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 1.81% compared to the S&P 500, which was down 3.79% and the EAFE, which was down 1.03%. A breakdown of the Fund performance attributes equity performance of -0.84% and fixed income performance of -0.97%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Cap for this Outcome Period was 17.12%, evenly split between S&P 500 and EAFE, and the Fund’s primary and secondary strategy zones were “Within Buffer” and “Below Contribution Range”, respectively.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund Series

Strategy and Benchmark Composition

The 6-Year Buffered S&P 500 with Par Up Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 20% of losses associated with S&P 500 performance and participating in S&P 500 gains at a declared Par Up Rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a six-year period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Par” Strategy targets the following outcome return profiles depending on the market environment of the period: A “Below Buffer Range” strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 20% buffered loss. A “Within Buffer” strategy zone has a target outcome of 0%. An “Upside Participation” strategy zone targets upside exposure to the S&P 500 at the Par Up Rate declared at the start of the Outcome Period.

Fund Performance

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)’s current Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 17.81% compared to the S&P 500, which was down 17.79%. A breakdown of the Fund performance attributes equity performance of -6.98% and fixed income performance of -10.83%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 109.52% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 11.25% compared to the S&P 500, which was down 12.99%. A breakdown of the Fund performance attributes equity performance of -6.19% and fixed income performance of -5.05%, which includes Fund fees and expenses. Equity performance was within expectation and

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 125.00% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was down 0.52% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of 3.33% and fixed income performance of -3.85%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 119.23% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 0.69% compared to the S&P 500, which was up 6.29%. A breakdown of the Fund performance attributes equity performance of -0.85% and fixed income performance of 1.54%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 100.00% and the Fund’s strategy zone was “Upside Participation”.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund Series

Strategy and Benchmark Composition

The 6-Year Parred Down S&P 500 with Par Up Outcome Strategy seeks to provide exposure to the S&P 500, while limiting losses to 50% of the losses associated with S&P 500 performance and participating in S&P 500 gains at a declared Par Up Rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a six-year period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Par-Par” Strategy targets the following outcome return profiles depending on the market environment over the Outcome Period: A “Downside Participation” strategy zone indicates the Fund targets 50% downside exposure to the S&P 500. An “Upside Participation” strategy zone targets upside exposure to the S&P 500 at the Par Up Rate declared at the start of the Outcome Period.

Fund Performance

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

The Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)’s current Outcome Period start date was January 10, 2022. As of December 31, 2022, the Fund was down 17.51% compared to the S&P 500, which was down 17.79%. A breakdown of the Fund performance attributes equity performance of -7.03% and fixed income performance of -10.48%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 100.00% and the Fund’s strategy zone was “Downside Participation”.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

The Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)’s current Outcome Period start date was April 11, 2022. As of December 31, 2022, the Fund was down 11.94% compared to the S&P 500, which was down 12.99%. A breakdown of the Fund performance attributes equity performance of -6.99% and fixed income performance of -4.95%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 109.09% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

The Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)’s current Outcome Period start date was July 11, 2022. As of December 31, 2022, the Fund was slightly down 0.77% compared to the S&P 500, which was down 0.39%. A breakdown of the Fund performance attributes equity performance of 2.56% and fixed income performance of -3.33%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Par Up Rate for this Outcome Period was 112.50% and the Fund’s strategy zone was “Downside Participation”.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)

The Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 0.53% compared to the S&P 500, which was up 6.29%. A breakdown of the Fund performance attributes equity performance of -1.06% and fixed income performance of 1.59%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Par Up Rate for this Outcome Period was 96.15% and the Fund’s strategy zone was “Upside Participation”.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund Series

Strategy and Benchmark Composition

The 6-Month Buffered S&P 500 with Trigger Outcome Strategy seeks to provide exposure to the S&P 500, while providing a Buffer against the first 10% of losses associated with S&P 500 performance and also producing a fixed rate of return if the value of the S&P 500 is unchanged or increases, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in a Fund’s portfolio, over a six-month period.

Prior to taking into account any fees or expenses or the performance of the Collateral Portfolio, a “Buffer-Trigger” Strategy targets the following outcome return profiles depending on the market environment of the period: A “Below Buffer Range” strategy zone indicates the Fund is beyond the protection of the Buffer and targets 1:1 downside exposure to the S&P 500 beyond the 10% buffered loss. A “Within Buffer” strategy zone has a target outcome of 0%. A “Defined Return” strategy zone targets the Trigger Rate declared at the start of the Outcome Period.

Milliman Variable Insurance Trust

Management Discussion of Fund Performance

December 31, 2022 (Unaudited)

Fund Performance

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

The Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct’s current Outcome Period start date was October 10, 2022. As of December 31, 2022, the Fund was up 5.23% compared to the S&P 500, which was up 6.29%. A breakdown of the Fund performance attributes equity performance of 3.65% and fixed income performance of 1.57%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a positive contribution. As of December 31, 2022, the Trigger Rate for this Outcome Period was 9.59% and the Fund’s strategy zone was “Defined Return”.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

The Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov’s current Outcome Period start date was November 10, 2022. As of December 31, 2022, the Fund was up 0.44% compared to the S&P 500, which was down 2.95%. A breakdown of the Fund performance attributes equity performance of 1.24% and fixed income performance of -0.80%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Trigger Rate for this Outcome Period was 8.84% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

The Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec’s current Outcome Period start date was December 12, 2022. As of December 31, 2022, the Fund was down 1.30% compared to the S&P 500, which was down 3.79%. A breakdown of the Fund performance attributes equity performance of 0.20% and fixed income performance of -1.50%, which includes Fund fees and expenses. Equity performance was within expectation and the Collateral Portfolio was a detraction. As of December 31, 2022, the Trigger Rate for this Outcome Period was 8.52% and the Fund’s strategy zone was “Within Buffer”.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	-21.60%
S&P 500 Price Index	-17.79%

(a)  Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	-18.00%
S&P 500 Price Index	-14.76%

(a)  Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	-13.59%
S&P 500 Price Index	-9.86%

(a)  Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	-11.91%
S&P 500 Price Index	-12.99%

(a)  Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	-8.95%
S&P 500 Price Index	-4.04%

(a)  Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	-4.29%
S&P 500 Price Index	-1.57%

(a)  Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	-23.00%
S&P 500 Price Index	-17.79%

(a)  Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note than an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	-22.46%
S&P 500 Price Index	-14.76%

(a)	Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	-16.40%
S&P 500 Price Index	-9.86%

(a)  Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	-13.14%
S&P 500 Price Index	-12.99%

(a)  Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	-9.80%
S&P 500 Price Index	-4.04%

(a)  Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	-4.53%
S&P 500 Price Index	-1.57%

(a)  Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	-15.90%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	-12.80%
S&P 500 Price Index	-14.76%

(a)  Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	-11.70%
S&P 500 Price Index	-9.86%

(a)  Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	-12.53%
S&P 500 Price Index	-12.99%

(a)  Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1--Year Buffered S&P 500 with Spread Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	-6.37%
S&P 500 Price Index	-4.04%

(a)  Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	-4.23%
S&P 500 Price Index	-1.57%

(a)  Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	-2.98%
S&P 500 Price Index	-0.39%

(a)  Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on August 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	-9.72%
S&P 500 Price Index	-8.81%

(a)  Inception date is August 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on September 12, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	-6.51%
S&P 500 Price Index	-6.59%

(a)  Inception date is September 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	6.27%
S&P 500 Price Index	6.29%

(a)  Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	-1.82%
S&P 500 Price Index	-2.95%

(a)  Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	-3.21%
S&P 500 Price Index	-3.79%

(a)  Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	-18.10%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	-17.00%
S&P 500 Price Index	-14.76%

(a)	Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	-14.90%
S&P 500 Price Index	-9.86%

(a)	Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	-14.80%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	-8.16%
S&P 500 Price Index	-4.04%

(a)	Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	-5.62%
S&P 500 Price Index	-1.57%

(a)	Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	-4.81%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on August 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	-9.31%
S&P 500 Price Index	-8.81%

(a)	Inception date is August 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on September 12, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	-5.80%
S&P 500 Price Index	-6.59%

(a)	Inception date is September 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	3.52%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	-0.92%
S&P 500 Price Index	-2.95%

(a)	Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	-1.81%
S&P 500 Price Index	-3.79%

(a)	Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	-15.70%
Nasdaq 100 Price Index	-29.94%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	-12.80%
Nasdaq 100 Price Index	-25.61%
S&P 500 Price Index	-14.76%

(a)	Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	-11.70%
Nasdaq 100 Price Index	-19.51%
S&P 500 Price Index	-9.86%

(a)	Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	-12.82%
Nasdaq 100 Price Index	-21.80%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	-5.16%
Nasdaq 100 Price Index	-11.39%
S&P 500 Price Index	-4.04%

(a)	Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	-2.62%
Nasdaq 100 Price Index	-7.55%
S&P 500 Price Index	-1.57%

(a)	Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	-2.62%
Nasdaq 100 Price Index	-7.76%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on August 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	-9.81%
Nasdaq 100 Price Index	-18.23%
S&P 500 Price Index	-8.81%

(a)	Inception date is August 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on September 12, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	-5.91%
Nasdaq 100 Price Index	-14.13%
S&P 500 Price Index	-6.59%

(a)	Inception date is September 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	5.09%
Nasdaq 100 Price Index	0.12%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov compared to the Nasdaq 100 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	-1.22%
Nasdaq 100 Price Index	-5.74%
S&P 500 Price Index	-2.95%

(a)	Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	-2.71%
Nasdaq 100 Price Index	-6.55%
S&P 500 Price Index	-3.79%

(a)	Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Nasdaq 100 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 100 of the largest non-financial companies listed on the Nasdaq stock exchange. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 &  Russell 2000 with Stacker Cap Outcome Fund - Jan compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	-15.80%
Russell 2000 Price Index	-18.88%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	-12.80%
Russell 2000 Price Index	-14.13%
S&P 500 Price Index	-14.76%

(a)	Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	-11.50%
Russell 2000 Price Index	-12.45%
S&P 500 Price Index	-9.86%

(a)	Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr compared to the Russell 2000 Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	-12.09%
Russell 2000 Price Index	-11.06%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	-2.56%
Russell 2000 Price Index	-0.03%
S&P 500 Price Index	-4.04%

(a)	Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	-1.62%
Russell 2000 Price Index	-2.17%
S&P 500 Price Index	-1.57%

(a)	Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	-1.12%
Russell 2000 Price Index	1.69%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on August 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug	-8.61%
Russell 2000 Price Index	-10.56%
S&P 500 Price Index	-8.81%

(a)	Inception date is August 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on September 12, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	-4.91%
Russell 2000 Price Index	-7.60%
S&P 500 Price Index	-6.59%

(a)	Inception date is September 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	5.59%
Russell 2000 Price Index	4.10%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov compared to the Russell 2000 Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	-1.11%
Russell 2000 Price Index	-5.71%
S&P 500 Price Index	-2.95%

(a)	Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	-2.41%
Russell 2000 Price Index	-3.15%
S&P 500 Price Index	-3.79%

(a)	Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

Russell 2000 Price Index – A market capitalization weighted benchmark index which tracks the price performance of the 2000 smallest companies listed on the Russell 3000 index (tracks performance of the 3000 largest U.S. listed stocks). The Russell 2000 is widely accepted as a benchmark index for small-mid capitalization stocks. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1- Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	-15.80%
MSCI EAFE Price Index	-15.70%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on February 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1- Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	-12.80%
MSCI EAFE Price Index	-15.43%
S&P 500 Price Index	-14.76%

(a)	Inception date is February 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on March 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	-11.00%
MSCI EAFE Price Index	-5.35%
S&P 500 Price Index	-9.86%

(a)	Inception date is March 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	-12.72%
MSCI EAFE Price Index	-8.60%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on May 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	-2.66%
MSCI EAFE Price Index	1.31%
S&P 500 Price Index	-4.04%

(a)	Inception date is May 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on June 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun compared to the MSCI EAFE Price Index and S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	-1.32%
MSCI EAFE Price Index	0.50%
S&P 500 Price Index	-1.57%

(a)	Inception date is June 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	-0.81%
MSCI EAFE Price Index	6.27%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index – A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on August 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug	-7.01%
MSCI EAFE Price Index	-1.25%
S&P 500 Price Index	-8.81%

(a)	Inception date is August 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on September 12, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	-2.91%
MSCI EAFE Price Index	3.60%
S&P 500 Price Index	-6.59%

(a)	Inception date is September 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	5.58%
MSCI EAFE Price Index	16.25%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov compared to the MSCI EAFE Price Index and the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	1.29%
MSCI EAFE Price Index	3.87%
S&P 500 Price Index	-2.95%

(a)	Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

Fund Performance

December 31, 2022 (Unaudited)

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	-1.81%
MSCI EAFE Price Index	-1.03%
S&P 500 Price Index	-3.79%

(a)	Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

MSCI EAFE Price Index – A market capitalization weighted benchmark index which tracks the price performance of the international developed equity market (excluding U.S. and Canada). The Index is focused on companies in Europe, Australia, the Middle East, and Asia. Please note that an investor cannot invest directly in an index.

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	-17.81%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	-11.25%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	-0.52%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	0.69%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index– A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on January 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	-17.51%
S&P 500 Price Index	-17.79%

(a)	Inception date is January 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on April 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	-11.94%
S&P 500 Price Index	-12.99%

(a)	Inception date is April 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on July 11, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	-0.77%
S&P 500 Price Index	-0.39%

(a)	Inception date is July 11, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I) compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	0.53%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	5.23%
S&P 500 Price Index	6.29%

(a)	Inception date is October 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Fund Performance

December 31, 2022 (Unaudited)

The following graph illustrates the value, as of December 31, 2022, of a hypothetical $10,000 investment made on November 10, 2022 (commencement of operations) in Class 3 Shares of the Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov compared to the S&P 500 Price Index.

Growth of a Hypothetical $10,000 Investment

at December 31, 2022

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	0.44%
S&P 500 Price Index	-2.95%

(a)	Inception date is November 10, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Fund Performance

December 31, 2022 (Unaudited)

Total Returns as of December 31, 2022
Since Inception (a)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	-1.30%
S&P 500 Price Index	-3.79%

(a)	Inception date is December 12, 2022.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return shown assumes the reinvestment of all distributions. Earnings from variable annuity contracts and variable life insurance policies compound tax-free until withdrawn, so no adjustments were made for income taxes. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would have been lower. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower. Current performance may be lower or higher than the performance shown above. For the most recent performance, please visit www.millimanfunds.com.

S&P 500 Price Index - A market capitalization weighted benchmark index which tracks the price performance of 500 of the largest publicly traded stocks listed on U.S. exchanges. Please note that an investor cannot invest directly in an index.

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

Each Fund sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The tables below do not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$952.60	0.97%	$4.77
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$965.80	0.97%	$4.81
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$976.40	0.97%	$4.83
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$992.00	0.97%	$4.87
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$952.40	0.97%	$4.77
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$976.70	0.97%	$4.83

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$935.60	0.97%	$4.73
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$922.00	0.97%	$4.70
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$957.60	0.97%	$4.79
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$982.50	0.97%	$4.85
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$944.50	0.97%	$4.75
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$972.20	0.97%	$4.82

Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	$1,000.00	$1,026.90	0.97%	$4.96
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	$1,000.00	$1,029.50	0.97%	$4.96
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	$1,000.00	$1,004.60	0.97%	$4.90
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	$1,000.00	$997.40	0.97%	$4.88
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	$1,000.00	$986.60	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	$1,000.00	$979.30	0.97%	$4.84
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	$1,000.00	$970.20	0.97%	$4.53(b)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug	$1,000.00	$902.80	0.97%	$3.62(c)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep	$1,000.00	$934.90	0.97%	$2.83(d)

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct	$1,000.00	$1,062.70	0.97%	$2.25(e)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	$1,000.00	$981.80	0.97%	$1.34(f)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec	$1,000.00	$967.90	0.97%	$0.50(g)

Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	$1,000.00	$972.70	0.97%	$4.82
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	$1,000.00	$957.30	0.97%	$4.79
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	$1,000.00	$948.70	0.97%	$4.76
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	$1,000.00	$947.70	0.97%	$4.76
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	$1,000.00	$961.60	0.97%	$4.80
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	$1,000.00	$963.10	0.97%	$4.80
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	$1,000.00	$951.90	0.97%	$4.49(b)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	$1,000.00	$906.90	0.97%	$3.62(c)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	$1,000.00	$942.00	0.97%	$2.84(d)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	$1,000.00	$1,035.20	0.97%	$2.22(e)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	$1,000.00	$990.80	0.97%	$1.35(f)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	$1,000.00	$981.90	0.97%	$0.50(g)

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,028.00	0.97%	$4.96
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,024.70	0.97%	$4.95
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	$1,000.00	$989.90	0.97%	$4.87
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	$1,000.00	$987.40	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	$1,000.00	$987.90	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	$1,000.00	$988.60	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul	$1,000.00	$973.80	0.97%	$4.54(b)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug	$1,000.00	$901.90	0.97%	$3.61(c)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep	$1,000.00	$940.90	0.97%	$2.84(d)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,050.90	0.97%	$2.23(e)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	$1,000.00	$987.80	0.97%	$1.35(f)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	$1,000.00	$972.90	0.97%	$0.50(g)

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,026.80	0.97%	$4.96
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,021.10	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	$1,000.00	$995.50	0.97%	$4.88
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	$1,000.00	$990.00	0.97%	$4.87
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	$1,000.00	$1,007.60	0.97%	$4.91
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,001.80	0.97%	$4.89
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul	$1,000.00	$988.80	0.97%	$4.57(b)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug	$1,000.00	$913.90	0.97%	$3.64(c)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep	$1,000.00	$950.90	0.97%	$2.85(d)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,055.90	0.97%	$2.24(e)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	$1,000.00	$988.90	0.97%	$1.35(f)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	$1,000.00	$975.90	0.97%	$0.50(g)

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,028.10	0.97%	$4.96
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,006.90	0.97%	$4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	$1,000.00	$998.90	0.97%	$4.89
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,003.20	0.97%	$4.90
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	$1,000.00	$1,007.60	0.97%	$4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,010.00	0.97%	$4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul	$1,000.00	$991.90	0.97%	$4.58(b)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug	$1,000.00	$929.90	0.97%	$3.67(c)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep	$1,000.00	$970.90	0.97%	$2.88(d)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,055.80	0.97%	$2.24(e)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	$1,000.00	$1,012.90	0.97%	$1.36(f)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	$1,000.00	$981.90	0.97%	$0.50(g)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,026.10	0.93%	$4.75
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,036.80	0.93%	$4.77
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$994.80	0.94%	$4.44(b)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,006.90	0.94%	$2.12(e)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,018.40	0.92%	$4.68
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,022.80	0.93%	$4.74
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$992.30	0.93%	$4.39(b)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,005.30	0.94%	$2.12(e)

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct	$1,000.00	$1,052.30	0.97%	$2.24(e)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov	$1,000.00	$1,004.40	0.97%	$1.36(f)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec	$1,000.00	$987.00	0.97%	$0.50(g)

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Unless otherwise noted, actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365) to reflect the period from July 1, 2022 to December 31, 2022.
(b)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (173) divided by the number of days in the fiscal year (365) to reflect the period from July 11, 2022 (commencement of operations) to December 31, 2022.
(c)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (143) divided by the number of days in the fiscal year (365) to reflect the period from August 10, 2022 (commencement of operations) to December 31, 2022.
(d)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (110) divided by the number of days in the fiscal year (365) to reflect the period from September 12, 2022 (commencement of operations) to December 31, 2022.

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

(e)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (82) divided by the number of days in the fiscal year (365) to reflect the period from October 10, 2022 (commencement of operations) to December 31, 2022.
(f)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (51) divided by the number of days in the fiscal year (365) to reflect the period from November 10, 2022 (commencement of operations) to December 31, 2022.
(g)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (19) divided by the number of days in the fiscal year (365) to reflect the period from December 12, 2022 (commencement of operations) to December 31, 2022.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	$1,000.00	$1,020.32	0.97%	$4.94

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep	$1,000.00	$1,020.32	0.97%	$4.94

Milliman Variable Insurance Trust

Expense Example For the Period Ended
December 31, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	$1,000.00	$1,020.32	0.97%	$4.94

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,020.52	0.93%	$4.74
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,020.52	0.93%	$4.74
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$1,020.47	0.94%	$4.79
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,020.47	0.94%	$4.79

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,020.57	0.92%	$4.69
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,020.52	0.93%	$4.74
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$1,020.52	0.93%	$4.74
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,020.47	0.94%	$4.79

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov	$1,000.00	$1,020.32	0.97%	$4.94
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec	$1,000.00	$1,020.32	0.97%	$4.94

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
**	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.87%
iShares 0-3 Month Treasury Bond ETF (a)	996	$99,739
Schwab Short-Term U.S. Treasury ETF (a)	2,014	97,155
SPDR Portfolio Short Term Treasury ETF (a)	1,682	48,593
Vanguard Short-Term Treasury ETF (a)	1,683	97,311
TOTAL EXCHANGE TRADED FUNDS (Cost $353,488)		342,798

	Contracts	Notional Amount
PURCHASED OPTIONS - 117.44% (b)(c)
CALL OPTIONS - 108.08%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $385.45	19	$729,505	8,366
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.39	26	998,270	996,588
			1,004,954
PUT OPTIONS - 9.36%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $108.68	88	876,128	79,144
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $105.45	90	948,870	7,904
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $154.57	26	998,270	–
			87,048
TOTAL PURCHASED OPTIONS (Cost $1,111,898)			1,092,002

Total Investments (Cost $1,465,386) - 154.31%			1,434,800
Liabilities in Excess of Other Assets - (54.31)%			(504,951)
TOTAL NET ASSETS - 100.00%			$929,849

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,798.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$154.57	26	$(998,270)	$(596,217)
					(596,217)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$114.40	88	(876,128)	(129,338)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$111.00	90	(948,870)	(49,051)
S&P 500® Mini Index	1/10/2023	$346.91	26	(998,270)	(201)
					(178,590)
TOTAL OPTIONS WRITTEN (Premiums Received $727,763)					$(774,807)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,092,002	$–	$1,092,002
Exchange Traded Funds	342,798	–	–	342,798
Total Assets	$342,798	$1,092,002	$–	$1,434,800

Liabilities
Options Written	$–	$774,807	$–	$774,807
Total Liabilities	$–	$774,807	$–	$774,807

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,004,954	$87,048	$1,092,002
Liabilities - Written options	Options written, at value	$596,418	$178,389	$774,807

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(207,080)	$194,126	$(12,954)
Written options	Written Options	121,637	(258,458)	(136,821)
		$(85,443)	$(64,332)	$(149,775)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(49,812)	$29,915	$(19,897)
Written options	Written Options	39,491	(86,535)	(47,044)
		$(10,321)	$(56,620)	$(66,941)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.87%
Purchased Options	117.44
Total Investments	154.31
Written Options	(83.33)
Assets in Excess of Other Liabilities	29.02
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.45%
iShares 0-3 Month Treasury Bond ETF (a)	1,578	$158,021
Schwab Short-Term U.S. Treasury ETF (a)	3,203	154,513
SPDR Portfolio Short Term Treasury ETF (a)	2,674	77,252
Vanguard Short-Term Treasury ETF (a)	2,676	154,726
TOTAL EXCHANGE TRADED FUNDS (Cost $559,619)		544,512

	Contracts	Notional Amount
PURCHASED OPTIONS - 117.62% (b)(c)
CALL OPTIONS - 103.03%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $421.01	29	$1,113,455	2,528
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.42	38	1,459,010	1,456,743
			1,459,271
PUT OPTIONS - 14.59%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $111.55	136	1,354,016	160,980
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $108.15	140	1,476,020	45,660
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $168.83	38	1,459,010	24
			206,664
TOTAL PURCHASED OPTIONS (Cost $1,739,819)			1,665,935

Total Investments (Cost $2,299,438) - 156.07%			2,210,447
Liabilities in Excess of Other Assets - (56.07)%			(794,118)
TOTAL NET ASSETS - 100.00%			$1,416,329

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $544,512.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$168.83	38	$(1,459,010)	$(820,088)
					(820,088)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$117.42	136	(1,354,016)	(248,034)
iShares iBoxx $Investment Grade Corporate Bond ETF	2/10/2023	$113.84	140	(1,476,020)	(118,620)
S&P 500® Mini Index	2/10/2023	$378.91	38	(1,459,010)	(30,864)
					(397,518)
TOTAL OPTIONS WRITTEN (Premiums Received $1,127,401)					$(1,217,606)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,665,935	$–	$1,665,935
Exchange Traded Funds	544,512	–	–	544,512
Total Assets	$544,512	$1,665,935	$–	$2,210,447

Liabilities
Options Written	$–	$1,217,606	$–	$1,217,606
Total Liabilities	$–	$1,217,606	$–	$1,217,606

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,459,295	$206,640	$1,665,935
Liabilities - Written options	Options written, at value	$850,952	$366,654	$1,217,606

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(134,142)	$141,951	$7,809
Written options	Written Options	133,336	(251,314)	(117,978)
		$(806)	$(109,363)	$(110,169)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(208,313)	$134,429	$(73,884)
Written options	Written Options	150,919	(241,124)	(90,205)
		$(57,394)	$(106,695)	$(164,089)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.45%
Purchased Options	117.62
Total Investments	156.07
Written Options	(85.97)
Assets in Excess of Other Liabilities	29.90
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.69%
iShares 0-3 Month Treasury Bond ETF (a)	1,039	$104,045
Schwab Short-Term U.S. Treasury ETF (a)	2,121	102,317
SPDR Portfolio Short Term Treasury ETF (a)	1,770	51,135
Vanguard Short-Term Treasury ETF (a)	1,772	102,457
TOTAL EXCHANGE TRADED FUNDS (Cost $368,808)		359,954

	Contracts	Notional Amount
PURCHASED OPTIONS - 104.99% (b)(c)
CALL OPTIONS - 98.37%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $411.04	20	$767,900	8,824
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.62	25	959,875	956,148
			964,972
PUT OPTIONS - 6.62%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $102.90	97	965,732	51,887
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $103.15	97	1,022,671	12,974
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $165.03	25	959,875	64
			64,925
TOTAL PURCHASED OPTIONS (Cost $1,122,783)			1,029,897

Total Investments (Cost $1,491,591) - 141.68%			1,389,851
Liabilities in Excess of Other Assets - (41.68)%			(408,898)
TOTAL NET ASSETS - 100.00%			$980,953

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $359,954.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$165.03	25	$(959,875)	$(548,647)
					(548,647)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$108.32	97	(965,732)	(89,945)
iShares iBoxx $Investment Grade Corporate Bond ETF	3/10/2023	$108.58	97	(1,022,671)	(37,804)
S&P 500® Mini Index	3/10/2023	$369.94	25	(959,875)	(21,248)
					(148,997)
TOTAL OPTIONS WRITTEN (Premiums Received $730,117)					$(697,644)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,029,897	$–	$1,029,897
Exchange Traded Funds	359,954	–	–	359,954
Total Assets	$359,954	$1,029,897	$–	$1,389,851

Liabilities
Options Written	$–	$697,644	$–	$697,644
Total Liabilities	$–	$697,644	$–	$697,644

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$965,036	$64,861	$1,029,897
Liabilities - Written options	Options written, at value	$569,895	$127,749	$697,644

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(99,676)	$164,222	$64,546
Written options	Written Options	81,620	(234,450)	(152,830)
		$(18,056)	$(70,228)	$(88,284)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(101,826)	$8,940	$(92,886)
Written options	Written Options	69,092	(36,619)	32,473
		$(32,734)	$(27,679)	$(60,413)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.69%
Purchased Options	104.99
Total Investments	141.68
Written Options	(71.12)
Assets in Excess of Other Liabilities	29.44
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.36%
iShares 0-3 Month Treasury Bond ETF (a)	707	$70,799
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	508	53,558
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,313	105,453
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,372	106,344
Vanguard Short-Term Treasury ETF (a)	406	23,475
TOTAL EXCHANGE TRADED FUNDS (Cost $358,194)		359,629

	Principal Amount
U.S. TREASURY NOTE - 23.47%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$279,100	260,839
TOTAL U.S. TREASURY NOTE (Cost $261,513)		260,839

	Contracts	Notional Amount
PURCHASED OPTIONS - 107.02% (b)(c)
CALL OPTIONS - 107.01%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $358.87	22	$844,690	80,789
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.54	29	1,113,455	1,108,727
			1,189,516
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $144.09	29	1,113,455	150
			150
TOTAL PURCHASED OPTIONS (Cost $1,090,116)			1,189,666

Total Investments (Cost $1,709,823) - 162.85%			1,810,134
Liabilities in Excess of Other Assets - (62.85)%			(698,679)
TOTAL NET ASSETS - 100.00%			$1,111,455

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $620,468.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$144.09	29	$(1,113,455)	$(697,592)
					(697,592)
PUT OPTIONS
S&P 500® Mini Index	4/10/2023	$322.98	29	(1,113,455)	(7,476)
					(7,476)
TOTAL OPTIONS WRITTEN (Premiums Received $658,517)					$(705,068)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,189,666	$–	$1,189,666
Exchange Traded Funds	359,629	–	–	359,629
U.S. Treasury Note	–	260,839	–	260,839
Total Assets	$359,629	$1,450,505	$–	$1,810,134

Liabilities
Options Written	$–	$705,068	$–	$705,068
Total Liabilities	$–	$705,068	$–	$705,068

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,189,666	$–	$1,189,666
Liabilities - Written options	Options written, at value	$705,068	$–	$705,068

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(287,774)	$194,617	$(93,157)
Written options	Written Options	161,184	(274,049)	(112,865)
		$(126,590)	$(79,432)	$(206,022)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$99,550	$–	$99,550
Written options	Written Options	(46,551)	–	(46,551)
		$52,999	$–	$52,999

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.36%
Purchased Options	107.02
U.S. Treasury Note	23.47
Total Investments	162.85
Written Options	(63.43)
Assets in Excess of Other Liabilities	0.58
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.56%
iShares 0-3 Month Treasury Bond ETF (a)	1,038	$103,945
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	732	77,175
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	4,821	153,453
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,983	153,702
Vanguard Short-Term Treasury ETF (a)	597	34,519
TOTAL EXCHANGE TRADED FUNDS (Cost $523,864)		522,794

	Principal Amount
U.S. TREASURY NOTE - 24.68%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$411,400	384,482
TOTAL U.S. TREASURY NOTE (Cost $384,891)		384,482

	Contracts	Notional Amount
PURCHASED OPTIONS - 101.54% (b)(c)
CALL OPTIONS - 101.50%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $395.64	32	$1,228,640	53,270
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.59	40	1,535,800	1,527,971
			1,581,241
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $158.85	40	1,535,800	577
			577
TOTAL PURCHASED OPTIONS (Cost $1,650,480)			1,581,818

Total Investments (Cost $2,559,235) - 159.78%			2,489,094
Liabilities in Excess of Other Assets - (59.78)%			(931,293)
TOTAL NET ASSETS - 100.00%			$1,557,801

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $907,276.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$158.85	40	$(1,535,800)	$(905,258)
					(905,258)
PUT OPTIONS
S&P 500® Mini Index	5/10/2023	$356.07	40	(1,535,800)	(38,685)
					(38,685)
TOTAL OPTIONS WRITTEN (Premiums Received $987,579)					$(943,943)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,581,818	$–	$1,581,818
Exchange Traded Funds	522,794	–	–	522,794
U.S. Treasury Note	–	384,482	–	384,482
Total Assets	$522,794	$1,966,300	$–	$2,489,094

Liabilities
Options Written	$–	$943,943	$–	$943,943
Total Liabilities	$–	$943,943	$–	$943,943

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,581,818	$–	$1,581,818
Liabilities - Written options	Options written, at value	$943,943	$–	$943,943

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(78,092)	$74,755	$(3,337)
Written options	Written Options	59,025	(150,687)	(91,662)
		$(19,067)	$(75,932)	$(94,999)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(68,662)	$–	$(68,662)
Written options	Written Options	43,636	–	43,636
		$(25,026)	$–	$(25,026)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.56%
Purchased Options	101.54
U.S. Treasury Note	24.68
Total Investments	159.78
Written Options	(60.59)
Assets in Excess of Other Liabilities	0.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.90%
iShares 0-3 Month Treasury Bond ETF (a)	736	$73,703
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	500	52,715
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,383	107,681
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,379	106,886
Vanguard Short-Term Treasury ETF (a)	424	24,516
TOTAL EXCHANGE TRADED FUNDS (Cost $370,328)		365,501

	Principal Amount
U.S. TREASURY NOTE - 25.21%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$282,600	271,718
TOTAL U.S. TREASURY NOTE (Cost $271,769)		271,718

	Contracts	Notional Amount
PURCHASED OPTIONS - 103.01% (b)(c)
CALL OPTIONS - 102.94%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $399.06	23	$883,085	41,540
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.60	28	1,075,060	1,068,237
			1,109,777
PUT OPTIONS - 0.07%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $160.22	28	1,075,060	718
			718
TOTAL PURCHASED OPTIONS (Cost $1,152,320)			1,110,495

Total Investments (Cost $1,794,417) - 162.12%			1,747,714
Liabilities in Excess of Other Assets - (62.12)%			(669,682)
TOTAL NET ASSETS - 100.00%			$1,078,032

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $637,219.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$160.22	28	$(1,075,060)	$(630,192)
					(630,192)
PUT OPTIONS
S&P 500® Mini Index	6/12/2023	$359.15	28	(1,075,060)	(34,851)
					(34,851)
TOTAL OPTIONS WRITTEN (Premiums Received $690,243)					$(665,043)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,110,495	$–	$1,110,495
Exchange Traded Funds	365,501	–	–	365,501
U.S. Treasury Note	–	271,718	–	271,718
Total Assets	$365,501	$1,382,213	$–	$1,747,714

Liabilities
Options Written	$–	$665,043	$–	$665,043
Total Liabilities	$–	$665,043	$–	$665,043

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,110,495	$–	$1,110,495
Liabilities - Written options	Options written, at value	$665,043	$–	$665,043

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$493	$(56,932)	$(56,439)
Written options	Written Options	6,068	29,677	35,745
		$6,561	$(27,255)	$(20,694)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(41,825)	$–	$(41,825)
Written options	Written Options	25,200	–	25,200
		$(16,625)	$–	$(16,625)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.90%
Purchased Options	103.01
U.S. Treasury Note	25.21
Total Investments	162.12
Written Options	(61.69)
Liabilities in Excess of Other Assets	(0.43)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.86%
iShares 0-3 Month Treasury Bond ETF (a)	824	$82,515
Schwab Short-Term U.S. Treasury ETF (a)	1,666	80,368
SPDR Portfolio Short Term Treasury ETF (a)	1,391	40,186
Vanguard Short-Term Treasury ETF (a)	1,392	80,486
TOTAL EXCHANGE TRADED FUNDS (Cost $293,492)		283,555

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.71% (b)(c)
CALL OPTIONS - 110.43%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $385.47	15	$575,925	6,590
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.40	22	844,690	843,245
			849,835
PUT OPTIONS - 9.28%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $108.70	72	716,832	64,897
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $105.47	74	780,182	6,559
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $154.58	22	844,690	–
			71,456
TOTAL PURCHASED OPTIONS (Cost $940,210)			921,291

Total Investments (Cost $1,233,702) - 156.57%			1,204,846
Liabilities in Excess of Other Assets - (56.57)%			(435,310)
TOTAL NET ASSETS - 100.00%			$769,536

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $283,555.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$154.58	22	$(844,690)	$(504,469)
					(504,469)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$114.42	72	(716,832)	(105,966)
iShares iBoxx $Investment Grade Corporate Bond ETF	1/10/2023	$111.02	74	(780,182)	(40,477)
S&P 500® Mini Index	1/10/2023	$385.47	11	(422,345)	(5,706)
					(152,149)
TOTAL OPTIONS WRITTEN (Premiums Received $616,988)					$(656,618)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$921,291	$–	$921,291
Exchange Traded Funds	283,555	–	–	283,555
Total Assets	$283,555	$921,291	$–	$1,204,846

Liabilities
Options Written	$–	$656,618	$–	$656,618
Total Liabilities	$–	$656,618	$–	$656,618

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$849,834	$71,457	$921,291
Liabilities - Written options	Options written, at value	$510,175	$146,443	$656,618

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(199,569)	$194,196	$(5,373)
Written options	Written Options	105,087	(258,458)	(153,371)
		$(94,482)	$(64,262)	$(158,744)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(41,823)	$22,906	$(18,917)
Written options	Written Options	28,380	(68,010)	(39,630)
		$(13,443)	$(45,104)	$(58,547)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.86%
Purchased Options	119.71
Total Investments	156.57
Written Options	(85.32)
Assets in Excess of Other Liabilities	28.75
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.43%
iShares 0-3 Month Treasury Bond ETF (a)	1,344	$134,588
Schwab Short-Term U.S. Treasury ETF (a)	2,727	131,550
SPDR Portfolio Short Term Treasury ETF (a)	2,276	65,754
Vanguard Short-Term Treasury ETF (a)	2,278	131,714
TOTAL EXCHANGE TRADED FUNDS (Cost $474,524)		463,606

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.42% (b)(c)
CALL OPTIONS - 104.50%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $421.03	24	$921,480	2,089
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.44	32	1,228,640	1,226,669
			1,228,758
PUT OPTIONS - 14.92%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $111.57	115	1,144,940	136,356
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $108.17	119	1,254,617	38,995
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $168.85	32	1,228,640	20
			175,371
TOTAL PURCHASED OPTIONS (Cost $1,465,852)			1,404,129

Total Investments (Cost $1,940,376) - 158.85%			1,867,735
Liabilities in Excess of Other Assets - (58.85)%			(691,866)
TOTAL NET ASSETS - 100.00%			$1,175,869

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $463,606.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$168.85	32	$(1,228,640)	$(690,536)
					(690,536)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$117.44	115	(1,144,940)	(210,001)
iShares iBoxx $Investment Grade Corporate Bond ETF	2/10/2023	$113.86	119	(1,254,617)	(101,068)
S&P 500® Mini Index	2/10/2023	$421.03	16	(614,320)	(57,418)
					(368,487)
TOTAL OPTIONS WRITTEN (Premiums Received $950,640)					$(1,059,023)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,404,129	$–	$1,404,129
Exchange Traded Funds	463,606	–	–	463,606
Total Assets	$463,606	$1,404,129	$–	$1,867,735

Liabilities
Options Written	$–	$1,059,023	$–	$1,059,023
Total Liabilities	$–	$1,059,023	$–	$1,059,023

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,228,778	$175,351	$1,404,129
Liabilities - Written options	Options written, at value	$747,954	$311,069	$1,059,023

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(94,391)	$85,639	$(8,752)
Written options	Written Options	52,643	(147,672)	(95,029)
		$(41,748)	$(62,033)	$(103,781)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(175,784)	$114,061	$(61,723)
Written options	Written Options	96,314	(204,697)	(108,383)
		$(79,470)	$(90,636)	$(170,106)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.43%
Purchased Options	119.42
Total Investments	158.85
Written Options	(90.07)
Assets in Excess of Other Liabilities	31.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 37.51%
iShares 0-3 Month Treasury Bond ETF (a)	905	$90,627
Schwab Short-Term U.S. Treasury ETF (a)	1,847	89,099
SPDR Portfolio Short Term Treasury ETF (a)	1,542	44,548
Vanguard Short-Term Treasury ETF (a)	1,543	89,217
TOTAL EXCHANGE TRADED FUNDS (Cost $321,459)		313,491

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.32% (b)(c)
CALL OPTIONS - 101.57%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $411.06	17	$652,715	7,492
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.64	22	844,690	841,365
			848,857
PUT OPTIONS - 6.75%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $102.92	84	836,304	45,045
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $103.17	84	885,612	11,292
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $165.05	22	844,690	56
			56,393
TOTAL PURCHASED OPTIONS (Cost $986,312)			905,250

Total Investments (Cost $1,307,771) - 145.83%			1,218,741
Liabilities in Excess of Other Assets - (45.83)%			(383,006)
TOTAL NET ASSETS - 100.00%			$835,735

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $313,491.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$165.05	22	$(844,690)	$(482,766)
					(482,766)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$108.34	84	(836,304)	(78,019)
iShares iBoxx $Investment Grade Corporate Bond ETF	3/10/2023	$108.60	84	(885,612)	(32,862)
S&P 500® Mini Index	3/10/2023	$411.06	11	(422,345)	(31,591)
					(142,472)
TOTAL OPTIONS WRITTEN (Premiums Received $641,974)					$(625,238)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$905,250	$–	$905,250
Exchange Traded Funds	313,491	–	–	313,491
Total Assets	$313,491	$905,250	$–	$1,218,741

Liabilities
Options Written	$–	$625,238	$–	$625,238
Total Liabilities	$–	$625,238	$–	$625,238

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$848,913	$56,337	$905,250
Liabilities - Written options	Options written, at value	$514,357	$110,881	$625,238

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(78,459)	$144,766	$66,307
Written options	Written Options	48,540	(206,118)	(157,578)
		$(29,919)	$(61,352)	$(91,271)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(88,889)	$7,827	$(81,062)
Written options	Written Options	48,533	(31,797)	16,736
		$(40,356)	$(23,970)	$(64,326)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	37.51%
Purchased Options	108.32
Total Investments	145.83
Written Options	(74.82)
Assets in Excess of Other Liabilities	28.99
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.46%
iShares 0-3 Month Treasury Bond ETF (a)	554	$55,478
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	398	41,961
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,596	82,631
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,075	83,322
Vanguard Short-Term Treasury ETF (a)	318	18,387
TOTAL EXCHANGE TRADED FUNDS (Cost $280,570)		281,779

	Principal Amount
U.S. TREASURY NOTE - 23.54%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$218,700	204,391
TOTAL U.S. TREASURY NOTE (Cost $204,919)		204,391

	Contracts	Notional Amount
PURCHASED OPTIONS - 103.66% (b)(c)
CALL OPTIONS - 103.65%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $358.89	16	$614,320	58,732
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.56	22	844,690	841,060
			899,792
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $144.11	22	844,690	114
			114
TOTAL PURCHASED OPTIONS (Cost $824,973)			899,906

Total Investments (Cost $1,310,462) - 159.66%			1,386,076
Liabilities in Excess of Other Assets - (59.66)%			(517,924)
TOTAL NET ASSETS - 100.00%			$868,152

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $486,170.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$144.11	22	$(844,690)	$(529,164)
					(529,164)
PUT OPTIONS
S&P 500® Mini Index	4/10/2023	$358.89	11	(422,345)	(8,991)
					(8,991)
TOTAL OPTIONS WRITTEN (Premiums Received $497,329)					$(538,155)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$899,906	$–	$899,906
Exchange Traded Funds	281,779	–	–	281,779
U.S. Treasury Note	–	204,391	–	204,391
Total Assets	$281,779	$1,104,297	$–	$1,386,076

Liabilities
Options Written	$–	$538,155	$–	$538,155
Total Liabilities	$–	$538,155	$–	$538,155

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$899,906	$–	$899,906
Liabilities - Written options	Options written, at value	$538,155	$–	$538,155

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended

December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(226,210)	$156,677	$(69,533)
Written options	Written Options	122,899	(220,228)	(97,329)
		$(103,311)	$(63,551)	$(166,862)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$74,934	$–	$74,934
Written options	Written Options	(40,826)	–	(40,826)
		$34,108	$–	$34,108

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.46%
Purchased Options	103.66
U.S. Treasury Note	23.54
Total Investments	159.66
Written Options	(61.99)
Assets in Excess of Other Liabilities	2.33
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.52%
iShares 0-3 Month Treasury Bond ETF (a)	600	$60,084
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	424	44,702
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,785	88,647
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,147	88,904
Vanguard Short-Term Treasury ETF (a)	345	19,948
TOTAL EXCHANGE TRADED FUNDS (Cost $302,241)		302,285

	Principal Amount
U.S. TREASURY NOTE - 24.64%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$237,800	222,241
TOTAL U.S. TREASURY NOTE (Cost $222,671)		222,241

	Contracts	Notional Amount
PURCHASED OPTIONS - 96.54% (b)(c)
CALL OPTIONS - 96.50%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $395.66	18	$691,110	29,946
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.61	22	844,690	840,340
			870,286
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $158.87	22	844,690	318
			318
TOTAL PURCHASED OPTIONS (Cost $895,542)			870,604

Total Investments (Cost $1,420,454) - 154.70%			1,395,130
Liabilities in Excess of Other Assets - (54.70)%			(493,346)
TOTAL NET ASSETS - 100.00%			$901,784

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $524,526.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$158.87	22	$(844,690)	$(497,849)
					(497,849)
PUT OPTIONS
S&P 500® Mini Index	5/10/2023	$395.66	11	(422,345)	(25,828)
					(25,828)
TOTAL OPTIONS WRITTEN (Premiums Received $536,875)					$(523,677)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$870,604	$–	$870,604
Exchange Traded Funds	302,285	–	–	302,285
U.S. Treasury Note	–	222,241	–	222,241
Total Assets	$302,285	$1,092,845	$–	$1,395,130

Liabilities
Options Written	$–	$523,677	$–	$523,677
Total Liabilities	$–	$523,677	$–	$523,677

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$870,604	$–	$870,604
Liabilities - Written options	Options written, at value	$523,677	$–	$523,677

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(62,372)	$62,563	$191
Written options	Written Options	40,643	(125,693)	(85,050)
		$(21,729)	$(63,130)	$(84,859)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(24,938)	$–	$(24,938)
Written options	Written Options	13,198	–	13,198
		$(11,740)	$–	$(11,740)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.52%
Purchased Options	96.54
U.S. Treasury Note	24.64
Total Investments	154.70
Written Options	(58.07)
Assets in Excess of Other Liabilities	3.37
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.78%
iShares 0-3 Month Treasury Bond ETF (a)	630	$63,088
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	428	45,124
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,894	92,116
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,180	91,462
Vanguard Short-Term Treasury ETF (a)	363	20,989
TOTAL EXCHANGE TRADED FUNDS (Cost $316,941)		312,779
	Principal Amount
U.S. TREASURY NOTE - 24.36%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$241,800	232,489
TOTAL U.S. TREASURY NOTE (Cost $232,533)		232,489

	Contracts	Notional Amount
PURCHASED OPTIONS - 99.60% (b)(c)
CALL OPTIONS - 99.54%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $399.08	19	$729,505	34,297
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.62	24	921,480	915,584
			949,881
PUT OPTIONS - 0.06%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $160.24	24	921,480	616
			616
TOTAL PURCHASED OPTIONS (Cost $985,895)			950,497

Total Investments (Cost $1,535,369) - 156.74%			1,495,765
Liabilities in Excess of Other Assets - (56.74)%			(541,487)
TOTAL NET ASSETS - 100.00%			$954,278

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $545,268.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$160.24	24	$(921,480)	$(540,117)
					(540,117)
PUT OPTIONS
S&P 500® Mini Index	6/12/2023	$399.08	12	(460,740)	(32,459)
					(32,459)
TOTAL OPTIONS WRITTEN (Premiums Received $591,825)					$(572,576)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$950,497	$–	$950,497
Exchange Traded Funds	312,779	–	–	312,779
U.S. Treasury Note	–	232,489	–	232,489
Total Assets	$312,779	$1,182,986	$–	$1,495,765

Liabilities
Options Written	$–	$572,576	$–	$572,576
Total Liabilities	$–	$572,576	$–	$572,576

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$950,497	$–	$950,497
Liabilities - Written options	Options written, at value	$572,576	$–	$572,576

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(11,332)	$(48,347)	$(59,679)
Written options	Written Options	10,607	24,813	35,420
		$(725)	$(23,534)	$(24,259)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(35,399)	$–	$(35,399)
Written options	Written Options	19,249	–	19,249
		$(16,150)	$–	$(16,150)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.78%
Purchased Options	99.60
U.S. Treasury Note	24.36
Total Investments	156.74
Written Options	(60.00)
Assets in Excess of Other Liabilities	3.26
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments

December 31, 2022

EXCHANGE TRADED FUNDS - 40.15%	Shares	Value

iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,968	94,936
SPDR Portfolio Short Term Treasury ETF (a)	1,646	47,553
Vanguard Short-Term Treasury ETF (a)	1,645	95,114
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		337,743

	Contracts	Notional Amount
PURCHASED OPTIONS - 145.17% (b)(c)
CALL OPTIONS - 100.23%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $475.58	22	$844,690	5
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.48	22	844,690	843,069
			843,074
PUT OPTIONS - 44.94%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.71	70	696,920	244,875
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.88	77	811,811	133,186
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.29	22	844,690	5
			378,066
TOTAL PURCHASED OPTIONS (Cost $1,154,745)			1,221,140

Total Investments (Cost $1,504,230) - 185.32%			1,558,883
Liabilities in Excess of Other Assets - (85.32)%			(717,680)
TOTAL NET ASSETS - 100.00%			$841,203

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,743.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.29	22	$(844,690)	$(432,597)
					(432,597)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.80	70	(696,920)	(294,443)
iShares iBoxx $Investment Grade Corporate
Bond ETF	1/10/2023	$129.35	77	(811,811)	(182,942)
S&P 500® Mini Index	1/10/2023	$420.34	22	(844,690)	(79,477)
					(556,862)
TOTAL OPTIONS WRITTEN (Premiums Received $777,373)					$(989,459)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,221,140	$–	$1,221,140
Exchange Traded Funds	337,743	–	–	337,743
Total Assets	$337,743	$1,221,140	$–	$1,558,883

Liabilities
Options Written	$–	$989,459	$–	$989,459
Total Liabilities	$–	$989,459	$–	$989,459

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$843,079	$378,061	$1,221,140
Liabilities - Written options	Options written, at value	$512,074	$477,385	$989,459

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(236,328)	$302,723	$66,395
Written options	Written Options	147,871	(359,957)	(212,086)
		$(88,457)	$(57,234)	$(145,691)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	40.15%
Purchased Options	145.17
Total Investments	185.32
Written Options	(117.63)
Assets in Excess of Other Liabilities	32.31
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.99%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,988	95,901
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,044
Vanguard Short-Term Treasury ETF (a)	1,661	96,039
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)		340,124

	Contracts	Notional Amount
PURCHASED OPTIONS - 134.22% (b)(c)
CALL OPTIONS - 96.68%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $462.34	22	$844,690	72
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.46	22	844,690	843,291
			843,363
PUT OPTIONS - 37.54%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.92	73	726,788	223,700
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.37	80	843,440	103,704
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.62	22	844,690	17
			327,421
TOTAL PURCHASED OPTIONS (Cost $1,122,304)			1,170,784

Total Investments (Cost $1,471,780) - 173.21%			1,510,908
Liabilities in Excess of Other Assets - (73.21)%			(638,648)
TOTAL NET ASSETS - 100.00%			$872,260

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,124.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.62	22	$(844,690)	$(448,983)
					(448,983)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.76	73	(726,788)	(270,842)
iShares iBoxx $Investment Grade Corporate Bond ETF	2/10/2023	$124.60	80	(843,440)	(152,471)
S&P 500® Mini Index	2/10/2023	$405.38	22	(844,690)	(49,824)
					(473,137)
TOTAL OPTIONS WRITTEN (Premiums Received $755,813)					$(922,120)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,170,784	$–	$1,170,784
Exchange Traded Funds	340,124	–	–	340,124
Total Assets	$340,124	$1,170,784	$–	$1,510,908

Liabilities
Options Written	$–	$922,120	$–	$922,120
Total Liabilities	$–	$922,120	$–	$922,120

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$843,380	$327,404	$1,170,784
Liabilities - Written options	Options written, at value	$498,807	$423,313	$922,120

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(204,419)	$252,899	$48,480
Written options	Written Options	141,074	(307,381)	(166,307)
		$(63,345)	$(54,482)	$(117,827)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.99%
Purchased Options	134.22
Total Investments	173.21
Written Options	(105.71)
Assets in Excess of Other Liabilities	32.50
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.21%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,940
Schwab Short-Term U.S. Treasury ETF (a)	1,966	94,840
SPDR Portfolio Short Term Treasury ETF (a)	1,642	47,437
Vanguard Short-Term Treasury ETF (a)	1,643	94,998
TOTAL EXCHANGE TRADED FUNDS (Cost $345,695)		337,215

	Contracts	Notional Amount
PURCHASED OPTIONS - 134.93% (b)(c)
CALL OPTIONS - 104.30%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $433.86	24	$921,480	2,396
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.45	24	921,480	918,306
			920,702
PUT OPTIONS - 30.63%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.54	74	736,744	200,783
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.11	83	875,069	69,473
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.82	24	921,480	78
			270,334
TOTAL PURCHASED OPTIONS (Cost $1,182,035)			1,191,036

Total Investments (Cost $1,527,730) - 173.14%			1,528,251
Liabilities in Excess of Other Assets - (73.14)%			(645,577)
TOTAL NET ASSETS - 100.00%			$882,674

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,215.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.82	24	$(921,480)	$(512,924)
					(512,924)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.25	74	(736,744)	(250,647)
iShares iBoxx $Investment Grade Corporate Bond ETF	3/10/2023	$120.12	83	(875,069)	(120,234)
S&P 500® Mini Index	3/10/2023	$383.37	24	(921,480)	(31,530)
					(402,411)
TOTAL OPTIONS WRITTEN (Premiums Received $797,283)					$(915,335)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,191,036	$–	$1,191,036
Exchange Traded Funds	337,215	–	–	337,215
Total Assets	$337,215	$1,191,036	$–	$1,528,251

Liabilities
Options Written	$–	$915,335	$–	$915,335
Total Liabilities	$–	$915,335	$–	$915,335

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$920,780	$270,256	$1,191,036
Liabilities - Written options	Options written, at value	$544,454	$370,881	$915,335

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(175,040)	$184,042	$9,002
Written options	Written Options	125,412	(243,464)	(118,052)
		$(49,628)	$(59,422)	$(109,050)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.21%
Purchased Options	134.93
Total Investments	173.14
Written Options	(103.70)
Assets in Excess of Other Liabilities	30.56
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.44%
iShares 0-3 Month Treasury Bond ETF (a)	1,020	$102,143
Schwab Short-Term U.S. Treasury ETF (a)	2,025	97,686
SPDR Portfolio Short Term Treasury ETF (a)	1,691	48,853
Vanguard Short-Term Treasury ETF (a)	1,693	97,889
TOTAL EXCHANGE TRADED FUNDS (Cost $352,067)		346,571

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.17% (b)(c)
CALL OPTIONS - 97.76%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $449.67	23	$883,085	1,959
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.46	23	883,085	879,517
			881,476
PUT OPTIONS - 21.41%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.28	83	826,348	144,189
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.49	88	927,784	48,630
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.97	23	883,085	258
			193,077
TOTAL PURCHASED OPTIONS (Cost $1,177,038)			1,074,553

Total Investments (Cost $1,529,105) - 157.61%			1,421,124
Liabilities in Excess of Other Assets - (57.61)%			(519,471)
TOTAL NET ASSETS - 100.00%			$901,653

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $346,571.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$176.97	23	$(883,085)	$(478,551)
					(478,551)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.45	83	(826,348)	(190,424)
iShares iBoxx $Investment Grade Corporate Bond ETF	4/10/2023	$116.30	88	(927,784)	(93,405)
S&P 500® Mini Index	4/10/2023	$397.17	23	(883,085)	(51,061)
					(334,890)
TOTAL OPTIONS WRITTEN (Premiums Received $792,213)					$(813,441)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,074,553	$–	$1,074,553
Exchange Traded Funds	346,571	–	–	346,571
Total Assets	$346,571	$1,074,553	$–	$1,421,124

Liabilities
Options Written	$–	$813,441	$–	$813,441
Total Liabilities	$–	$813,441	$–	$813,441

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$881,735	$192,818	$1,074,553
Liabilities - Written options	Options written, at value	$529,612	$283,829	$813,441

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(201,821)	$99,336	$(102,485)
Written options	Written Options	130,167	(151,395)	(21,228)
		$(71,654)	$(52,059)	$(123,713)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.44%
Purchased Options	119.17
Total Investments	157.61
Written Options	(90.21)
Assets in Excess of Other Liabilities	32.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.10%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,539
Schwab Short-Term U.S. Treasury ETF (a)	1,975	95,274
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,650	95,403
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		337,885

PURCHASED OPTIONS - 118.87% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 104.97%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $408.59	25	$959,875	26,999
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.42	25	959,875	955,400
			982,399
PUT OPTIONS - 13.90%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.62	85	846,260	100,365
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.30	89	938,327	29,428
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.46	25	959,875	374
			130,167
TOTAL PURCHASED OPTIONS (Cost $1,176,052)			1,112,566

Total Investments (Cost $1,519,235) - 154.97%			1,450,451
Liabilities in Excess of Other Assets - (54.97)%			(514,539)
TOTAL NET ASSETS - 100.00%			$935,912

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,885.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$160.46	25	$(959,875)	$(561,833)
					(561,833)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.44	85	(846,260)	(140,520)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.89	89	(938,327)	(60,721)
S&P 500® Mini Index	5/10/2023	$360.12	25	(959,875)	(26,720)
					(227,961)
TOTAL OPTIONS WRITTEN (Premiums Received $792,821)					$(789,794)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,112,566	$–	$1,112,566
Exchange Traded Funds	337,885	–	–	337,885
Total Assets	$337,885	$1,112,566	$–	$1,450,451

Liabilities
Options Written	$–	$789,794	$–	$789,794
Total Liabilities	$–	$789,794	$–	$789,794

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$982,773	$129,793	$1,112,566
Liabilities - Written options	Options written, at value	$588,553	$201,241	$789,794

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(98,257)	$34,772	$(63,485)
Written options	Written Options	71,135	(68,108)	3,027
		$(27,122)	$(33,336)	$(60,458)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.10%
Purchased Options	118.87
Total Investments	154.97
Written Options	(84.38)
Assets in Excess of Other Liabilities	29.41
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.31%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,139
Schwab Short-Term U.S. Treasury ETF (a)	1,982	95,612
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,656	95,749
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		338,342

PURCHASED OPTIONS - 120.57% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 108.49%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $399.05	26	$998,270	46,971
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.41	26	998,270	992,419
			1,039,390
PUT OPTIONS - 12.08%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.83	88	876,128	88,549
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.79	90	948,870	26,624
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.44	26	998,270	613
			115,786
TOTAL PURCHASED OPTIONS (Cost $1,181,351)			1,155,176

Total Investments (Cost $1,523,655) - 155.88%			1,493,518
Liabilities in Excess of Other Assets - (55.88)%			(535,409)
TOTAL NET ASSETS - 100.00%			$958,109

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,342.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$156.44	26	$(998,270)	$(595,058)
					(595,058)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.51	88	(876,128)	(126,280)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.30	90	(948,870)	(54,228)
S&P 500® Mini Index	6/12/2023	$351.09	26	(998,270)	(27,127)
					(207,635)
TOTAL OPTIONS WRITTEN (Premiums Received $788,831)					$(802,693)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,155,176	$–	$1,155,176
Exchange Traded Funds	338,342	–	–	338,342
Total Assets	$338,342	$1,155,176	$–	$1,493,518

Liabilities
Options Written	$–	$802,693	$–	$802,693
Total Liabilities	$–	$802,693	$–	$802,693

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,040,003	$115,173	$1,155,176
Liabilities - Written options	Options written, at value	$622,185	$180,508	$802,693

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(57,588)	$31,414	$(26,174)
Written options	Written Options	44,732	(58,594)	(13,862)
		$(12,856)	$(27,180)	$(40,036)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.31%
Purchased Options	120.57
Total Investments	155.88
Written Options	(83.77)
Assets in Excess of Other Liabilities	27.89
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.52%
iShares 0-3 Month Treasury Bond ETF (a)	985	$98,638
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)		337,089

PURCHASED OPTIONS - 120.96% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 107.75%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $394.35	26	$998,270	59,915
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.40	26	998,270	992,259
			1,052,174
PUT OPTIONS - 13.21%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.70	87	866,172	94,792
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.47	90	948,870	33,404
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.58	26	998,270	827
			129,023
TOTAL PURCHASED OPTIONS (Cost $1,175,621)			1,181,197

Total Investments (Cost $1,516,879) - 155.48%			1,518,286
Liabilities in Excess of Other Assets - (55.48)%			(541,729)
TOTAL NET ASSETS - 100.00%			$976,557

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,089.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/10/2023	$154.58	26	$(998,270)	$(600,698)
					(600,698)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/10/2023	$114.42	87	(866,172)	(131,798)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	$111.02	90	(948,870)	(59,960)
S&P 500® Mini Index	7/10/2023	$346.92	26	(998,270)	(28,284)
					(220,042)
TOTAL OPTIONS WRITTEN (Premiums Received $787,421)					$(820,740)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,181,197	$–	$1,181,197
Exchange Traded Funds	337,089	–	–	337,089
Total Assets	$337,089	$1,181,197	$–	$1,518,286

Liabilities
Options Written	$–	$820,740	$–	$820,740
Total Liabilities	$–	$820,740	$–	$820,740

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,053,001	$128,196	$1,181,197
Liabilities - Written options	Options written, at value	$628,982	$191,758	$820,740

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(30,037)	$35,613	$5,576
Written options	Written Options	28,477	(61,796)	(33,319)
		$(1,560)	$(26,183)	$(27,743)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	34.52%
Purchased Options	120.96
Total Investments	155.48
Written Options	(84.05)
Assets in Excess of Other Liabilities	28.57
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Schedule of Investments

December 31, 2022

EXCHANGE TRADED FUNDS - 37.21%	Shares	Value
iShares 0-3 Month Treasury Bond ETF (a)	983	$98,438
Schwab Short-Term U.S. Treasury ETF (a)	1,987	95,853
SPDR Portfolio Short Term Treasury ETF (a)	1,659	47,929
Vanguard Short-Term Treasury ETF (a)	1,660	95,980
TOTAL EXCHANGE TRADED FUNDS (Cost $342,394)		338,200

PURCHASED OPTIONS - 120.71% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 103.29%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $430.48	24	$921,480	23,644
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.44	24	921,480	914,880
			938,524
PUT OPTIONS - 17.42%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.57	85	846,260	113,366
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.17	88	927,784	43,638
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.85	24	921,480	1,311
			158,315
TOTAL PURCHASED OPTIONS (Cost $1,161,714)			1,096,839

Total Investments (Cost $1,504,108) - 157.92%			1,435,039
Liabilities in Excess of Other Assets - (57.92)%			(526,332)
TOTAL NET ASSETS - 100.00%			$908,707

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,200.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2023	$168.85	24	$(921,480)	$(521,562)
					(521,562)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2023	$117.44	85	(846,260)	(151,332)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	$113.86	88	(927,784)	(75,110)
S&P 500® Mini Index	8/10/2023	$378.93	24	(921,480)	(52,164)
					(278,606)
TOTAL OPTIONS WRITTEN (Premiums Received $769,764)					$(800,168)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,096,839	$–	$1,096,839
Exchange Traded Funds	338,200	–	–	338,200
Total Assets	$338,200	$1,096,839	$–	$1,435,039
Liabilities
Options Written	$–	$800,168	$–	$800,168
Total Liabilities	$–	$800,168	$–	$800,168

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$939,835	$157,004	$1,096,839
Liabilities - Written options	Options written, at value	$573,726	$226,442	$800,168

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(143,280)	$78,404	$(64,876)
Written options	Written Options	81,855	(112,259)	(30,404)
		$(61,425)	$(33,855)	$(95,280)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	37.21%
Purchased Options	120.71
Total Investments	157.92
Written Options	(88.06)
Assets in Excess of Other Liabilities	30.14
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.07%
iShares 0-3 Month Treasury Bond ETF (a)	976	$97,737
Schwab Short-Term U.S. Treasury ETF (a)	1,983	95,660
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,657	95,807
TOTAL EXCHANGE TRADED FUNDS (Cost $339,659)		337,046

PURCHASED OPTIONS - 112.51% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 101.59%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $422.74	24	$921,480	35,210
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.45	24	921,480	914,140
			949,350
PUT OPTIONS - 10.92%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.92	92	915,952	72,375
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.17	92	969,956	28,228
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.88	24	921,480	1,529
			102,132
TOTAL PURCHASED OPTIONS (Cost $1,144,560)			1,051,482

Total Investments (Cost $1,484,219) - 148.58%			1,388,528
Liabilities in Excess of Other Assets - (48.58)%			(453,962)
TOTAL NET ASSETS - 100.00%			$934,566

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,046.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/11/2023	$164.88	24	$(921,480)	$(532,522)
					(532,522)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/11/2023	$108.34	92	(915,952)	(102,864)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	$108.60	92	(969,956)	(48,744)
S&P 500® Mini Index	9/11/2023	$370.00	24	(921,480)	(48,435)
					(200,043)
TOTAL OPTIONS WRITTEN (Premiums Received $760,576)					$(732,565)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,051,482	$–	$1,051,482
Exchange Traded Funds	337,046	–	–	337,046
Total Assets	$337,046	$1,051,482	$–	$1,388,528

Liabilities
Options Written	$–	$732,565	$–	$732,565
Total Liabilities	$–	$732,565	$–	$732,565

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$950,879	$100,603	$1,051,482
Liabilities - Written options	Options written, at value	$580,956	$151,609	$732,565

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(108,534)	$15,456	$(93,078)
Written options	Written Options	59,424	(31,413)	28,011
		$(49,110)	$(15,957)	$(65,067)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.07%
Purchased Options	112.51
Total Investments	148.58
Written Options	(78.39)
Assets in Excess of Other Liabilities	29.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 31.09%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,761
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	49,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	96,636
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	97,663
Vanguard Short-Term Treasury ETF (a)	748	43,249
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		330,334

	Principal Amount
U.S. TREASURY NOTE - 22.60%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	240,091
TOTAL U.S. TREASURY NOTE (Cost $240,676)		240,091

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.22% (b)(c)
CALL OPTIONS - 108.08%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $371.18	27	$1,036,665	119,991
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.38	27	1,036,665	1,028,239
			1,148,230
PUT OPTIONS - 0.14%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $144.88	27	1,036,665	1,464
			1,464
TOTAL PURCHASED OPTIONS (Cost $1,062,943)			1,149,694
Total Investments (Cost $1,626,827) - 161.91%			1,720,119
Liabilities in Excess of Other Assets - (61.91)%			(657,632)
TOTAL NET ASSETS - 100.00%			$1,062,487

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,425.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	10/10/2023	$144.88	27	$(1,036,665)	$(651,363)
					(651,363)
PUT OPTIONS
S&P 500® Mini Index	10/10/2023	$325.14	27	(1,036,665)	(27,912)
					(27,912)
TOTAL OPTIONS WRITTEN (Premiums Received $645,557)					$(679,275)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,149,694	$–	$1,149,694
Exchange Traded Funds	330,334	–	–	330,334
U.S. Treasury Note	–	240,091	–	240,091
Total Assets	$330,334	$1,389,785	$–	$1,720,119

Liabilities
Options Written	$–	$679,275	$–	$679,275
Total Liabilities	$–	$679,275	$–	$679,275

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,149,694	$–	$1,149,694
Liabilities - Written options	Options written, at value	$679,275	$–	$679,275

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$86,750	$–	$86,750
Written options	Written Options	(33,718)	–	(33,718)
		$53,032	$–	$53,032

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.09%
Purchased Options	108.22
U.S. Treasury Note	22.60
Total Investments	161.91
Written Options	(63.94)
Assets in Excess of Other Liabilities	2.03
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.10%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,361
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	47,970
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	95,172
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	95,415
Vanguard Short-Term Treasury ETF (a)	746	43,134
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		325,052

	Principal Amount
U.S. TREASURY NOTE - 24.43%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,700	239,904
TOTAL U.S. TREASURY NOTE (Cost $240,367)		239,904

	Contracts	Notional Amount
PURCHASED OPTIONS - 103.64% (b)(c)
CALL OPTIONS - 103.45%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $407.30	25	$959,875	64,760
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.42	25	959,875	951,172
			1,015,932
PUT OPTIONS - 0.19%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $158.65	25	959,875	1,909
			1,909
TOTAL PURCHASED OPTIONS (Cost $1,069,780)			1,017,841

Total Investments (Cost $1,633,128) - 161.17%			1,582,797
Liabilities in Excess of Other Assets - (61.17)%			(600,768)
TOTAL NET ASSETS - 100.00%			$982,029

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $564,956.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	11/10/2023	$158.65	25	$(959,875)	$(570,476)
					(570,476)
PUT OPTIONS
S&P 500® Mini Index	11/10/2023	$356.05	25	(959,875)	(45,994)
					(45,994)
TOTAL OPTIONS WRITTEN (Premiums Received $646,863)					$(616,470)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,017,841	$–	$1,017,841
Exchange Traded Funds	325,052	–	–	325,052
U.S. Treasury Note	–	239,904	–	239,904
Total Assets	$325,052	$1,257,745	$–	$1,582,797
Liabilities
Options Written	$–	$616,470	$–	$616,470
Total Liabilities	$–	$616,470	$–	$616,470

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,017,841	$–	$1,017,841
Liabilities - Written options	Options written, at value	$616,470	$–	$616,470

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(51,939)	$–	$(51,939)
Written options	Written Options	30,393	–	30,393
		$(21,546)	$–	$(21,546)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.10%
Purchased Options	103.64
U.S. Treasury Note	24.43
Total Investments	161.17
Written Options	(62.77)
Assets in Excess of Other Liabilities	1.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.06%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,260
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	438	46,179
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,121
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	93,477
Vanguard Short-Term Treasury ETF (a)	745	43,076
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		320,113

	Principal Amount
U.S. TREASURY NOTE - 24.59%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	238,066
TOTAL U.S. TREASURY NOTE (Cost $238,110)		238,066

	Contracts	Notional Amount
PURCHASED OPTIONS - 104.94% (b)(c)
CALL OPTIONS - 104.72%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $411.83	25	$959,875	64,046
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.42	25	959,875	949,934
			1,013,980
PUT OPTIONS - 0.22%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $160.04	25	959,875	2,175
			2,175
TOTAL PURCHASED OPTIONS (Cost $1,077,506)			1,016,155
Total Investments (Cost $1,639,773) - 162.59%			1,574,334
Liabilities in Excess of Other Assets - (62.59)%			(606,088)
TOTAL NET ASSETS - 100.00%			$968,246

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $558,179.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	12/11/2023	$160.04	25	$(959,875)	$(567,320)
					(567,320)
PUT OPTIONS
S&P 500® Mini Index	12/11/2023	$359.17	25	(959,875)	(50,835)
					(50,835)
TOTAL OPTIONS WRITTEN (Premiums Received $650,763)					$(618,155)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,016,155	$–	$1,016,155
Exchange Traded Funds	320,113	–	–	320,113
U.S. Treasury Note	–	238,066	–	238,066
Total Assets	$320,113	$1,254,221	$–	$1,574,334
Liabilities
Options Written	$–	$618,155	$–	$618,155
Total Liabilities	$–	$618,155	$–	$618,155

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,016,155	$–	$1,016,155
Liabilities - Written options	Options written, at value	$618,155	$–	$618,155

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(61,351)	$–	$(61,351)
Written options	Written Options	32,608	–	32,608
		$(28,743)	$–	$(28,743)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.06%
Purchased Options	104.94
U.S. Treasury Note	24.59
Total Investments	162.59
Written Options	(63.84)
Assets in Excess of Other Liabilities	1.25
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 41.25%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,968	94,936
SPDR Portfolio Short Term Treasury ETF (a)	1,646	47,553
Vanguard Short-Term Treasury ETF (a)	1,645	95,115
TOTAL EXCHANGE TRADED FUNDS (Cost $349,486)		337,744

	Contracts	Notional Amount
PURCHASED OPTIONS - 158.85% (b)(c)
CALL OPTIONS - 102.99%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $467.03	11	$422,345	2
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.47	22	844,690	843,091
			843,093
PUT OPTIONS - 55.86%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.70	70	696,920	244,805
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$122.87	77	811,811	133,109
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $420.33	22	844,690	79,455
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.28	22	844,690	5
			457,374
TOTAL PURCHASED OPTIONS (Cost $1,183,953)			1,300,467

Total Investments (Cost $1,533,439) - 200.10%			1,638,211
Liabilities in Excess of Other Assets - (100.10)%			(819,493)
TOTAL NET ASSETS - 100.00%			$818,718

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,744.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.28	22	$(844,690)	$(432,619)
					(432,619)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.79	70	(696,920)	(294,373)
iShares iBoxx $ Investment Grade Corporate
Bond ETF	1/10/2023	$129.34	77	(811,811)	(182,866)
S&P 500® Mini Index	1/10/2023	$467.03	22	(844,690)	(182,067)
					(659,306)
TOTAL OPTIONS WRITTEN (Premiums Received $807,165)					$(1,091,925)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,300,467	$–	$1,300,467
Exchange Traded Funds	337,744	–	–	337,744
Total Assets	$337,744	$1,300,467	$–	$1,638,211

Liabilities
Options Written	$–	$1,091,925	$–	$1,091,925
Total Liabilities	$–	$1,091,925	$–	$1,091,925

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$922,553	$377,914	$1,300,467
Liabilities - Written options	Options written, at value	$614,686	$477,239	$1,091,925

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(186,208)	$302,723	$116,515
Written options	Written Options	75,050	(359,810)	(284,760)
		$(111,158)	$(57,087)	$(168,245)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	41.25%
Purchased Options	158.85
Total Investments	200.10
Written Options	(133.38)
Assets in Excess of Other Liabilities	33.28
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 40.96%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,988	95,901
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,044
Vanguard Short-Term Treasury ETF (a)	1,662	96,097
TOTAL EXCHANGE TRADED FUNDS (Cost $349,536)		340,182

	Contracts	Notional Amount
PURCHASED OPTIONS - 146.95% (b)(c)
CALL OPTIONS - 101.54%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $450.41	13	$499,135	107
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.45	22	844,690	843,312
			843,419
PUT OPTIONS - 45.41%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.91	73	726,788	223,634
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$118.36	80	843,440	103,624
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $405.37	22	844,690	49,807
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.61	22	844,690	17
			377,082
TOTAL PURCHASED OPTIONS (Cost $1,145,206)			1,220,501

Total Investments (Cost $1,494,742) - 187.91%			1,560,683
Liabilities in Excess of Other Assets - (87.91)%			(730,184)
TOTAL NET ASSETS - 100.00%			$830,499

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,182.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.61	22	$(844,690)	$(449,005)
					(449,005)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.75	73	(726,788)	(270,771)
iShares iBoxx $ Investment Grade Corporate
Bond ETF	2/10/2023	$124.59	80	(843,440)	(152,379)
S&P 500® Mini Index	2/10/2023	$450.41	22	(844,690)	(141,547)
					(564,697)
TOTAL OPTIONS WRITTEN (Premiums Received $778,826)					$(1,013,702)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,220,501	$–	$1,220,501
Exchange Traded Funds	340,182	–	–	340,182
Total Assets	$340,182	$1,220,501	$–	$1,560,683

Liabilities
Options Written	$–	$1,013,702	$–	$1,013,702
Total Liabilities	$–	$1,013,702	$–	$1,013,702

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$893,243	$327,258	$1,220,501
Liabilities - Written options	Options written, at value	$590,552	$423,150	$1,013,702

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(177,458)	$252,753	$75,295
Written options	Written Options	72,495	(307,371)	(234,876)
		$(104,963)	$(54,618)	$(159,581)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.96%
Purchased Options	146.95
Total Investments	187.91
Written Options	(122.05)
Assets in Excess of Other Liabilities	34.14
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.63%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,940
Schwab Short-Term U.S. Treasury ETF (a)	1,966	94,840
SPDR Portfolio Short Term Treasury ETF (a)	1,642	47,437
Vanguard Short-Term Treasury ETF (a)	1,643	94,998
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		337,215

PURCHASED OPTIONS - 143.66% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 108.22%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $425.94	14	$537,530	2,404
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.43	24	921,480	918,353
			920,757
PUT OPTIONS - 35.44%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.52	74	736,744	200,634
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.09	83	875,069	69,356
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $383.35	24	921,480	31,510
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.80	24	921,480	78
			301,578
TOTAL PURCHASED OPTIONS (Cost $1,205,061)			1,222,335

Total Investments (Cost $1,550,757) - 183.29%			1,559,550
Liabilities in Excess of Other Assets - (83.29)%			(708,724)
TOTAL NET ASSETS - 100.00%			$850,826

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,215.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.80	24	$(921,480)	$(512,972)
					(512,972)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.23	74	(736,744)	(250,493)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.10	83	(875,069)	(120,063)
S&P 500® Mini Index	3/10/2023	$425.94	24	(921,480)	(98,074)
					(468,630)
TOTAL OPTIONS WRITTEN (Premiums Received $823,401)					$(981,602)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,222,335	$–	$1,222,335
Exchange Traded Funds	337,215	–	–	337,215
Total Assets	$337,215	$1,222,335	$-	$1,559,550

Liabilities
Options Written	$–	$981,602	$–	$981,602
Total Liabilities	$–	$981,602	$–	$981,602

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$952,345	$269,990	$1,222,335
Liabilities - Written options	Options written, at value	$611,046	$370,556	$981,602

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(166,659)	$183,933	$17,274
Written options	Written Options	85,095	(243,296)	(158,201)
		$(81,564)	$(59,363)	$(140,927)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.63%
Purchased Options	143.66
Total Investments	183.29
Written Options	(115.37)
Assets in Excess of Other Liabilities	32.08
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.75%
iShares 0-3 Month Treasury Bond ETF (a)	1,059	$106,048
Schwab Short-Term U.S. Treasury ETF (a)	2,099	101,256
SPDR Portfolio Short Term Treasury ETF (a)	1,753	50,644
Vanguard Short-Term Treasury ETF (a)	1,754	101,416
TOTAL EXCHANGE TRADED FUNDS (Cost $365,066)		359,364

PURCHASED OPTIONS - 129.71% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 101.73%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $441.28	14	$537,530	1,981
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.44	24	921,480	917,805
			919,786
PUT OPTIONS - 27.98%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.26	86	856,216	149,223
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.47	91	959,413	50,150
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $397.15	24	921,480	53,257
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.95	24	921,480	269
			252,899
TOTAL PURCHASED OPTIONS (Cost $1,260,532)			1,172,685

Total Investments (Cost $1,625,598) - 169.46%			1,532,049
Liabilities in Excess of Other Assets - (69.46)%			(628,001)
TOTAL NET ASSETS - 100.00%			$904,048

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $359,364.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$176.95	24	$(921,480)	$(499,405)
					(499,405)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.43	86	(856,216)	(197,124)
iShares iBoxx $Investment Grade Corporate Bond ETF	4/10/2023	$116.28	91	(959,413)	(96,419)
S&P 500® Mini Index	4/10/2023	$441.28	24	(921,480)	(130,192)
					(423,735)
TOTAL OPTIONS WRITTEN (Premiums Received $857,660)					$(923,140)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,172,685	$–	$1,172,685
Exchange Traded Funds	359,364	–	–	359,364
Total Assets	$359,364	$1,172,685	$–	$1,532,049

Liabilities
Options Written	$–	$923,140	$–	$923,140
Total Liabilities	$–	$923,140	$–	$923,140

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$973,312	$199,373	$1,172,685
Liabilities - Written options	Options written, at value	$629,597	$293,543	$923,140

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(190,993)	$103,146	$(87,847)
Written options	Written Options	91,470	(156,950)	(65,480)
		$(99,523)	$(53,804)	$(153,327)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.75%
Purchased Options	129.71
Total Investments	169.46
Written Options	(102.11)
Assets in Excess of Other Liabilities	32.65
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.78%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,539
Schwab Short-Term U.S. Treasury ETF (a)	1,975	95,274
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,650	95,402
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		337,884

	Contracts	Notional Amount
PURCHASED OPTIONS - 123.39% (b)(c)
CALL OPTIONS - 106.34%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $400.11	15	$575,925	21,687
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.40	25	959,875	955,450
			977,137
PUT OPTIONS - 17.05%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.60	85	846,260	100,242
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.28	89	938,327	29,314
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $360.10	25	959,875	26,706
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.44	25	959,875	374
			156,636
TOTAL PURCHASED OPTIONS (Cost $1,205,001)			1,133,773

Total Investments (Cost $1,548,184) - 160.17%			1,471,657
Liabilities in Excess of Other Assets - (60.17)%			(552,850)
TOTAL NET ASSETS - 100.00%			$918,807

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,884.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$160.44	25	$(959,875)	$(561,882)
					(561,882)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.42	85	(846,260)	(140,375)
iShares iBoxx $Investment Grade Corporate Bond ETF	5/10/2023	$111.87	89	(938,327)	(60,573)
S&P 500® Mini Index	5/10/2023	$400.11	25	(959,875)	(64,141)
					(265,089)
TOTAL OPTIONS WRITTEN (Premiums Received $820,579)					$(826,971)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,133,773	$–	$1,133,773
Exchange Traded Funds	337,884	–	–	337,884
Total Assets	$337,884	$1,133,773	$–	$1,471,657

Liabilities
Options Written	$–	$826,971	$–	$826,971
Total Liabilities	$–	$826,971	$–	$826,971

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,004,217	$129,556	$1,133,773
Liabilities - Written options	Options written, at value	$626,023	$200,948	$826,971

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(110,980)	$39,752	$(71,228)
Written options	Written Options	66,240	(72,632)	(6,392)
		$(44,740)	$(32,880)	$(77,620)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.78%
Purchased Options	123.39
Total Investments	160.17
Written Options	(90.00)
Assets in Excess of Other Liabilities	29.83
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.83%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,139
Schwab Short-Term U.S. Treasury ETF (a)	1,982	95,612
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,656	95,749
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		338,342

PURCHASED OPTIONS - 123.84% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 108.73%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $390.08	15	$575,925	34,190
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.39	26	998,270	992,470
			1,026,660
PUT OPTIONS - 15.11%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.82	88	876,128	88,489
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.77	90	948,870	26,538
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $351.07	26	998,270	27,116
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.42	26	998,270	612
			142,755
TOTAL PURCHASED OPTIONS (Cost $1,209,266)			1,169,415

Total Investments (Cost $1,551,570) - 159.67%			1,507,757
Liabilities in Excess of Other Assets - (59.67)%			(563,469)
TOTAL NET ASSETS - 100.00%			$944,288

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,342.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$156.42	26	$(998,270)	$(595,109)
					(595,109)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.49	88	(876,128)	(126,147)
iShares iBoxx $Investment Grade Corporate Bond ETF	6/12/2023	$110.28	90	(948,870)	(54,073)
S&P 500® Mini Index	6/12/2023	$390.08	26	(998,270)	(59,752)
					(239,972)
TOTAL OPTIONS WRITTEN (Premiums Received $820,944)					$(835,081)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,169,415	$–	$1,169,415
Exchange Traded Funds	338,342	–	–	338,342
Total Assets	$338,342	$1,169,415	$–	$1,507,757

Liabilities
Options Written	$–	$835,081	$–	$835,081
Total Liabilities	$–	$835,081	$–	$835,081

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,054,388	$115,027	$1,169,415
Liabilities - Written options	Options written, at value	$654,861	$180,220	$835,081

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(71,208)	$31,358	$(39,850)
Written options	Written Options	44,437	(58,574)	(14,137)
		$(26,771)	$(27,216)	$(53,987)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.83%
Purchased Options	123.84
Total Investments	159.67
Written Options	(88.43)
Assets in Excess of Other Liabilities	28.76
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.40%
iShares 0-3 Month Treasury Bond ETF (a)	985	$98,638
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $341,259)		337,089

	Contracts	Notional Amount
PURCHASED OPTIONS - 125.43% (b)(c)
CALL OPTIONS - 108.93%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $385.45	16	$614,320	44,953
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.39	26	998,270	992,284
			1,037,237
PUT OPTIONS - 16.50%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.68	87	866,172	94,674
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.45	90	948,870	33,316
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $346.91	26	998,270	28,278
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.57	26	998,270	827

TOTAL PURCHASED OPTIONS (Cost $1,207,515)			157,095
			1,194,332

Total Investments (Cost $1,548,774) - 160.83%			1,531,421
Liabilities in Excess of Other Assets - (60.83)%			(579,245)
TOTAL NET ASSETS - 100.00%			$952,176

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,089.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/10/2023	$154.57	26	$(998,270)	$(600,723)
					(600,723)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/10/2023	$114.40	87	(866,172)	(131,643)
iShares iBoxx $Investment Grade Corporate
Bond ETF	7/10/2023	$111.00	90	(948,870)	(59,815)
S&P 500® Mini Index	7/10/2023	$385.45	26	(998,270)	(58,565)
					(250,023)
TOTAL OPTIONS WRITTEN (Premiums Received $818,010)					$(850,746)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,194,332	$–	$1,194,332
Exchange Traded Funds	337,089	–	–	337,089
Total Assets	$337,089	$1,194,332	$–	$1,531,421

Liabilities
Options Written	$–	$850,746	$–	$850,746
Total Liabilities	$–	$850,746	$–	$850,746

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,066,342	$127,990	$1,194,332
Liabilities - Written options	Options written, at value	$659,288	$191,458	$850,746

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(48,767)	$35,584	$(13,183)
Written options	Written Options	28,937	(61,673)	(32,736)
		$(19,830)	$(26,089)	$(45,919)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.40%
Purchased Options	125.43
Total Investments	160.83
Written Options	(89.35)
Assets in Excess of Other Liabilities	28.52
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 37.07%
iShares 0-3 Month Treasury Bond ETF (a)	977	$97,837
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,649	47,640
Vanguard Short-Term Treasury ETF (a)	1,651	95,461
TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)		336,260

	Contracts	Notional Amount
PURCHASED OPTIONS - 126.16% (b)(c)
CALL OPTIONS - 103.04%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $421.01	15	$575,925	19,810
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.42	24	921,480	914,926
			934,736
PUT OPTIONS - 23.12%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.55	85	846,260	113,187
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.15	87	917,241	43,059
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $378.91	24	921,480	52,147
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.83	24	921,480	1,310
			209,703
TOTAL PURCHASED OPTIONS (Cost $1,189,141)			1,144,439

Total Investments (Cost $1,529,571) - 163.23%			1,480,699
Liabilities in Excess of Other Assets - (63.23)%			(573,544)
TOTAL NET ASSETS - 100.00%			$907,155

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,260.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2023	$168.83	24	$(921,480)	$(521,608)
					(521,608)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2023	$117.42	85	(846,260)	(151,202)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	$113.84	87	(917,241)	(74,185)
S&P 500® Mini Index	8/10/2023	$421.01	24	(921,480)	(98,698)
					(324,085)
TOTAL OPTIONS WRITTEN (Premiums Received $799,436)					$(845,693)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,144,439	$–	$1,144,439
Exchange Traded Funds	336,260	–	–	336,260
Total Assets	$336,260	$1,144,439	$–	$1,480,699

Liabilities
Options Written	$–	$845,693	$–	$845,693
Total Liabilities	$–	$845,693	$–	$845,693

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$988,193	$156,246	$1,144,439
Liabilities - Written options	Options written, at value	$620,307	$225,386	$845,693

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(122,781)	$78,079	$(44,702)
Written options	Written Options	65,652	(111,909)	(46,257)
		$(57,129)	$(33,830)	$(90,959)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	37.07%
Purchased Options	126.16
Total Investments	163.23
Written Options	(93.23)
Assets in Excess of Other Liabilities	30.00
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.79%
iShares 0-3 Month Treasury Bond ETF (a)	976	$97,737
Schwab Short-Term U.S. Treasury ETF (a)	1,983	95,660
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,657	95,807
TOTAL EXCHANGE TRADED FUNDS (Cost $339,657)		337,046

PURCHASED OPTIONS - 116.40% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 100.44%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $411.04	16	$614,320	31,527
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.41	24	921,480	914,234
			945,761
PUT OPTIONS - 15.96%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.90	92	915,952	72,272
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.15	92	969,956	28,154
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $369.94	24	921,480	48,389
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.83	24	921,480	1,528
			150,343
TOTAL PURCHASED OPTIONS (Cost $1,169,387)			1,096,104

Total Investments (Cost $1,509,044) - 152.19%			1,433,150
Liabilities in Excess of Other Assets - (52.19)%			(491,469)
TOTAL NET ASSETS - 100.00%			$941,681

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,046.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/11/2023	$164.83	24	$(921,480)	$(532,636)
					(532,636)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/11/2023	$108.32	92	(915,952)	(102,737)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	$108.58	92	(969,956)	(48,654)
S&P 500® Mini Index	9/11/2023	$411.04	24	(921,480)	(88,270)
					(239,661)
TOTAL OPTIONS WRITTEN (Premiums Received $787,511)					$(772,297)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,096,104	$–	$1,096,104
Exchange Traded Funds	337,046	–	–	337,046
Total Assets	$337,046	$1,096,104	$–	$1,433,150

Liabilities
Options Written	$–	$772,297	$–	$772,297
Total Liabilities	$–	$772,297	$–	$772,297

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$995,678	$100,426	$1,096,104
Liabilities - Written options	Options written, at value	$620,906	$151,391	$772,297

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(88,747)	$15,464	$(73,283)
Written options	Written Options	46,594	(31,380)	15,214
		$(42,153)	$(15,916)	$(58,069)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.79%
Purchased Options	116.40
Total Investments	152.19
Written Options	(82.01)
Assets in Excess of Other Liabilities	29.82
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 31.91%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,761
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	49,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	96,636
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	97,663
Vanguard Short-Term Treasury ETF (a)	748	43,249
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		330,334

	Principal Amount
U.S. TREASURY NOTE - 23.19%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	240,091
TOTAL U.S. TREASURY NOTE (Cost $240,676)		240,091

PURCHASED OPTIONS - 110.52% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 107.69%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $361.24	17	$652,715	86,608
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.36	27	1,036,665	1,028,290
			1,114,898
PUT OPTIONS - 2.83%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $325.12	27	1,036,665	27,903
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $144.86	27	1,036,665	1,464
			29,367
TOTAL PURCHASED OPTIONS (Cost $1,092,878)			1,144,265

Total Investments (Cost $1,656,762) - 165.62%			1,714,690
Liabilities in Excess of Other Assets - (65.62)%			(679,324)
TOTAL NET ASSETS - 100.00%			$1,035,366

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,425.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	10/10/2023	$144.86	27	$(1,036,665)	$(651,415)
					(651,415)
PUT OPTIONS
S&P 500® Mini Index	10/10/2023	$361.24	27	(1,036,665)	(50,708)
					(50,708)
TOTAL OPTIONS WRITTEN (Premiums Received $676,580)					$(702,123)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,144,265	$–	$1,144,265
Exchange Traded Funds	330,334	–	–	330,334
U.S. Treasury Note	–	240,091	–	240,091
Total Assets	$330,334	$1,384,356	$–	$1,714,690

Liabilities
Options Written	$–	$702,123	$–	$702,123
Total Liabilities	$–	$702,123	$–	$702,123

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,144,265	$–	$1,144,265
Liabilities - Written options	Options written, at value	$702,123	$–	$702,123

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$51,387	$–	$51,387
Written options	Written Options	(25,543)	–	(25,543)
		$25,844	$–	$25,844

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.91%
Purchased Options	110.52
U.S. Treasury Note	23.19
Total Investments	165.62
Written Options	(67.82)
Assets in Excess of Other Liabilities	2.20
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Schedule of Investments

December 31, 2022

EXCHANGE TRADED FUNDS - 32.81%	Shares	Value
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,361
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	47,970
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	95,172
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	95,415
Vanguard Short-Term Treasury ETF (a)	746	43,134
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		325,052

	Principal Amount
U.S. TREASURY NOTE - 24.22%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,700	239,904
TOTAL U.S. TREASURY NOTE (Cost $240,368)		239,904

	Contracts	Notional Amount
PURCHASED OPTIONS - 107.00% (b)(c)
CALL OPTIONS - 102.17%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $395.64	19	$729,505	60,918
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.40	25	959,875	951,220
			1,012,138
PUT OPTIONS - 4.83%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $356.07	25	959,875	46,007
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $158.63	25	959,875	1,909
			47,916
TOTAL PURCHASED OPTIONS (Cost $1,090,428)			1,060,054

Total Investments (Cost $1,653,777) - 164.03%			1,625,010
Liabilities in Excess of Other Assets - (64.03)%			(634,297)
TOTAL NET ASSETS - 100.00%			$990,713

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $564,956.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	11/10/2023	$158.63	25	$(959,875)	$(570,525)
					(570,525)
PUT OPTIONS
S&P 500® Mini Index	11/10/2023	$395.64	25	(959,875)	(79,598)
					(79,598)
TOTAL OPTIONS WRITTEN (Premiums Received $667,881)					$(650,123)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,060,054	$–	$1,060,054
Exchange Traded Funds	325,052	–	–	325,052
U.S. Treasury Note	–	239,904	–	239,904
Total Assets	$325,052	$1,299,958	$–	$1,625,010

Liabilities
Options Written	$–	$650,123	$–	$650,123
Total Liabilities	$–	$650,123	$–	$650,123

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,060,054	$–	$1,060,054
Liabilities - Written options	Options written, at value	$650,123	$–	$650,123

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(119)	$–	$(119)
Written options	Written Options	(119)	–	(119)
		$(238)	$–	$(238)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(30,374)	$–	$(30,374)
Written options	Written Options	17,758	–	17,758
		$(12,616)	$–	$(12,616)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.81%
Purchased Options	107.00
U.S. Treasury Note	24.22
Total Investments	164.03
Written Options	(65.62)
Assets in Excess of Other Liabilities	1.59
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.61%
iShares 0-3 Month Treasury Bond ETF (a)	540	$54,076
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	547	57,670
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,697	117,675
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,507	116,808
Vanguard Short-Term Treasury ETF (a)	931	53,830
TOTAL EXCHANGE TRADED FUNDS (Cost $405,113)		400,059

	Principal Amount
U.S. TREASURY NOTE - 24.26%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$309,600	297,678

TOTAL U.S. TREASURY NOTE (Cost $297,734)		297,678

	Contracts	Notional Amount
PURCHASED OPTIONS - 107.42% (b)(c)
CALL OPTIONS - 102.06%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $399.06	23	$883,085	73,989
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.40	31	1,190,245	1,177,978
			1,251,967
PUT OPTIONS - 5.36%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $359.15	31	1,190,245	63,018
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $160.02	31	1,190,245	2,696
			65,714
TOTAL PURCHASED OPTIONS (Cost $1,360,415)			1,317,681

Total Investments (Cost $2,063,262) - 164.29%			2,015,418
Liabilities in Excess of Other Assets - (64.29)%			(788,597)
TOTAL NET ASSETS - 100.00%			$1,226,821

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $697,737.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	12/11/2023	$160.02	31	$(1,190,245)	$(703,535)
					(703,535)
PUT OPTIONS
S&P 500® Mini Index	12/11/2023	$399.06	31	(1,190,245)	(106,333)
					(106,333)
TOTAL OPTIONS WRITTEN (Premiums Received $833,141)					$(809,868)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,317,681	$–	$1,317,681
Exchange Traded Funds	400,059	–	–	400,059
U.S. Treasury Note	–	297,678	–	297,678
Total Assets	$400,059	$1,615,359	$–	$2,015,418

Liabilities
Options Written	$–	$809,868	$–	$809,868
Total Liabilities	$–	$809,868	$–	$809,868

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,317,681	$–	$1,317,681
Liabilities - Written options	Options written, at value	$809,868	$–	$809,868

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(42,734)	$–	$(42,734)
Written options	Written Options	23,273	–	23,273
		$(19,461)	$–	$(19,461)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.61%
Purchased Options	107.42
U.S. Treasury Note	24.26
Total Investments	164.29
Written Options	(66.02)
Assets in Excess of Other Liabilities	1.73
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 40.09%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,968	94,936
SPDR Portfolio Short Term Treasury ETF (a)	1,646	47,553
Vanguard Short-Term Treasury ETF (a)	1,645	95,114
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		337,743

	Contracts	Notional Amount
PURCHASED OPTIONS - 144.56% (b)(c)
CALL OPTIONS - 99.73%
Invesco QQQ Trust Series 1, Expires 1/10/2023, Strike Price $380.11	26	$692,328	35
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.51	22	841,346	13
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.47	22	841,346	840,313
			840,361
PUT OPTIONS - 44.83%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.69	70	696,920	244,735
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.86	77	811,811	133,032
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.67	22	841,346	–
			377,767
TOTAL PURCHASED OPTIONS (Cost $1,263,062)			1,218,128

Total Investments (Cost $1,612,547) - 184.65%			1,555,871
Liabilities in Excess of Other Assets - (84.65)%			(713,210)
TOTAL NET ASSETS - 100.00%			$842,661

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,743.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	1/10/2023	$401.66	26	$(692,328)	$–
SPDR S&P 500® Trust ETF	1/10/2023	$491.90	22	(841,346)	–
SPDR S&P 500® Trust ETF	1/10/2023	$186.67	22	(841,346)	(431,182)
					(431,182)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.78	70	(696,920)	(294,303)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.33	77	(811,811)	(182,789)
SPDR S&P 500® Trust ETF	1/10/2023	$418.96	22	(841,346)	(79,222)
					(556,314)
TOTAL OPTIONS WRITTEN (Premiums Received $888,160)					$(987,496)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,218,128	$–	$1,218,128
Exchange Traded Funds	337,743	–	–	337,743
Total Assets	$337,743	$1,218,128	$–	$1,555,871

Liabilities
Options Written	$–	$987,496	$–	$987,496
Total Liabilities	$–	$987,496	$–	$987,496

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$840,361	$377,767	$1,218,128
Liabilities - Written options	Options written, at value	$510,404	$477,092	$987,496

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(347,511)	$302,576	$(44,935)
Written options	Written Options	260,475	(359,811)	(99,336)
		$(87,036)	$(57,235)	$(144,271)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	40.09%
Purchased Options	144.56
Total Investments	184.65
Written Options	(117.19)
Assets in Excess of Other Liabilities	32.54
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.02%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,988	95,901
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,044
Vanguard Short-Term Treasury ETF (a)	1,661	96,039
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)		340,124

	Contracts	Notional Amount
PURCHASED OPTIONS - 133.96% (b)(c)
CALL OPTIONS - 96.43%
Invesco QQQ Trust Series 1, Expires 2/10/2023, Strike Price $358.43	28	$745,584	52
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.32	22	841,346	157
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.45	22	841,346	840,361
			840,570
PUT OPTIONS - 37.53%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.90	73	726,788	223,568
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.35	80	843,440	103,543
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.18	22	841,346	31
			327,142
TOTAL PURCHASED OPTIONS (Cost $1,239,364)			1,167,712

Total Investments (Cost $1,588,840) - 172.98%			1,507,836
Liabilities in Excess of Other Assets - (72.98)%			(636,140)
TOTAL NET ASSETS - 100.00%			$871,696

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,124.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	2/10/2023	$380.29	28	$(745,584)	$(17)
SPDR S&P 500® Trust ETF	2/10/2023	$476.73	22	(841,346)	(30)
SPDR S&P 500® Trust ETF	2/10/2023	$180.18	22	(841,346)	(448,170)
					(448,217)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.74	73	(726,788)	(270,700)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.58	80	(843,440)	(152,287)
SPDR S&P 500® Trust ETF	2/10/2023	$404.39	22	(841,346)	(49,251)
					(472,238)
TOTAL OPTIONS WRITTEN (Premiums Received $873,688)					$(920,455)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,167,712	$–	$1,167,712
Exchange Traded Funds	340,124	–	–	340,124
Total Assets	$340,124	$1,167,712	$–	$1,507,836

Liabilities
Options Written	$–	$920,455	$–	$920,455
Total Liabilities	$–	$920,455	$–	$920,455

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$840,601	$327,111	$1,167,712
Liabilities - Written options	Options written, at value	$497,468	$422,987	$920,455

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(324,412)	$252,759	$(71,653)
Written options	Written Options	260,442	(307,209)	(46,767)
		$(63,970)	$(54,450)	$(118,420)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.02%
Purchased Options	133.96
Total Investments	172.98
Written Options	(105.60)
Assets in Excess of Other Liabilities	32.62
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.19%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,940
Schwab Short-Term U.S. Treasury ETF (a)	1,966	94,840
SPDR Portfolio Short Term Treasury ETF (a)	1,642	47,437
Vanguard Short-Term Treasury ETF (a)	1,643	94,999
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		337,216

	Contracts	Notional Amount
PURCHASED OPTIONS - 134.98% (b)(c)
CALL OPTIONS - 104.41%
Invesco QQQ Trust Series 1, Expires 3/10/2023, Strike Price $331.27	30	$798,840	654
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.48	24	917,832	4,521
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.43	24	917,832	916,809
			921,984
PUT OPTIONS - 30.57%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.50	74	736,744	200,485
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.08	83	875,069	69,297
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.62	24	917,832	82
			269,864
TOTAL PURCHASED OPTIONS (Cost $1,308,023)			1,191,848

Total Investments (Cost $1,653,719) - 173.17%			1,529,064
Liabilities in Excess of Other Assets - (73.17)%			(646,081)
TOTAL NET ASSETS - 100.00%			$882,983

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,216.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	3/10/2023	$356.78	30	$(798,840)	$(129)
SPDR S&P 500® Trust ETF	3/10/2023	$458.24	24	(917,832)	(521)
SPDR S&P 500® Trust ETF	3/10/2023	$170.62	24	(917,832)	(515,292)
					(515,942)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.21	74	(736,744)	(250,339)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.08	83	(875,069)	(119,890)
SPDR S&P 500® Trust ETF	3/10/2023	$382.93	24	(917,832)	(31,144)
					(401,373)
TOTAL OPTIONS WRITTEN (Premiums Received $924,669)					$(917,315)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,191,848	$–	$1,191,848
Exchange Traded Funds	337,216	–	–	337,216
Total Assets	$337,216	$1,191,848	$–	$1,529,064

Liabilities
Options Written	$–	$917,315	$–	$917,315
Total Liabilities	$–	$917,315	$–	$917,315

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$922,066	$269,782	$1,191,848
Liabilities - Written options	Options written, at value	$547,086	$370,229	$917,315

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(299,974)	$183,799	$(116,175)
Written options	Written Options	250,480	(243,126)	7,354
		$(49,494)	$(59,327)	$(108,821)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.19%
Purchased Options	134.98
Total Investments	173.17
Written Options	(103.89)
Assets in Excess of Other Liabilities	30.72
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments

December 31, 2022

EXCHANGE TRADED FUNDS - 38.71%	Shares	Value
iShares 0-3 Month Treasury Bond ETF (a)	1,029	$103,044
Schwab Short-Term U.S. Treasury ETF (a)	2,042	98,506
SPDR Portfolio Short Term Treasury ETF (a)	1,706	49,286
Vanguard Short-Term Treasury ETF (a)	1,707	98,699
TOTAL EXCHANGE TRADED FUNDS (Cost $355,075)		349,535

	Contracts	Notional Amount
PURCHASED OPTIONS - 118.74% (b)(c)
CALL OPTIONS - 97.36%
Invesco QQQ Trust Series 1, Expires 4/10/2023, Strike Price $340.89	30	$798,840	898
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.92	23	879,589	3,176
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.44	23	879,589	875,096
			879,170
PUT OPTIONS - 21.38%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.24	83	826,348	143,847
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.45	89	938,327	48,913
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.41	23	879,589	272
TOTAL PURCHASED OPTIONS (Cost $1,302,322)			193,032
			1,072,202

Total Investments (Cost $1,657,397) - 157.45%			1,421,737
Liabilities in Excess of Other Assets - (57.45)%			(518,645)
TOTAL NET ASSETS - 100.00%			$903,092

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $349,535.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	4/10/2023	$364.75	30	$(798,840)	$(264)
SPDR S&P 500® Trust ETF	4/10/2023	$470.71	23	(879,589)	(524)
SPDR S&P 500® Trust ETF	4/10/2023	$176.41	23	(879,589)	(479,594)
					(480,382)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.41	83	(826,348)	(190,071)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.26	89	(938,327)	(94,132)
SPDR S&P 500® Trust ETF	4/10/2023	$395.93	23	(879,589)	(51,170)
					(335,373)
TOTAL OPTIONS WRITTEN (Premiums Received $918,562)					$(815,755)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,072,202	$–	$1,072,202
Exchange Traded Funds	349,535	–	–	349,535
Total Assets	$349,535	$1,072,202	$–	$1,421,737

Liabilities
Options Written	$–	$815,755	$–	$815,755
Total Liabilities	$–	$815,755	$–	$815,755

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$879,442	$192,760	$1,072,202
Liabilities - Written options	Options written, at value	$531,552	$284,203	$815,755

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(329,083)	$98,962	$(230,121)
Written options	Written Options	254,236	(151,429)	102,807
		$(74,847)	$(52,467)	$(127,314)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.71%
Purchased Options	118.74
Total Investments	157.45
Written Options	(90.34)
Assets in Excess of Other Liabilities	32.89
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.62%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,539
Schwab Short-Term U.S. Treasury ETF (a)	1,975	95,274
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,650	95,403
TOTAL EXCHANGE TRADED FUNDS (Cost $ 343,183)		337,885

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.86% (b)(c)
CALL OPTIONS - 106.19%
Invesco QQQ Trust Series 1, Expires 5/10/2023, Strike Price $300.76	33	$878,724	18,693
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.09	25	956,075	37,416
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.40	25	956,075	951,282
			1,007,391
PUT OPTIONS - 13.67%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.58	85	846,260	100,119
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.26	89	938,327	29,200
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.04	25	956,075	389
			129,708
TOTAL PURCHASED OPTIONS (Cost $1,307,874)			1,137,099

Total Investments (Cost $1,651,057) - 155.48%			1,474,984
Liabilities in Excess of Other Assets - (55.48)%			(526,324)
TOTAL NET ASSETS - 100.00%			$948,660

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,885.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	5/10/2023	$324.82	33	$(878,724)	$(5,269)
SPDR S&P 500® Trust ETF	5/10/2023	$431.02	25	(956,075)	(10,377)
SPDR S&P 500® Trust ETF	5/10/2023	$160.04	25	(956,075)	(561,929)
					(577,575)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.40	85	(846,260)	(140,229)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.85	89	(938,327)	(60,425)
SPDR S&P 500® Trust ETF	5/10/2023	$359.18	25	(956,075)	(26,175)
					(226,829)
TOTAL OPTIONS WRITTEN (Premiums Received $927,412)					$(804,404)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,137,099	$–	$1,137,099
Exchange Traded Funds	337,885	–	–	337,885
Total Assets	$337,885	$1,137,099	$–	$1,474,984

Liabilities
Options Written	$–	$804,404	$–	$804,404
Total Liabilities	$–	$804,404	$–	$804,404

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,007,780	$129,319	$1,137,099
Liabilities - Written options	Options written, at value	$603,750	$200,654	$804,404

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(205,336)	$34,561	$(170,775)
Written options	Written Options	190,877	(67,869)	123,008
		$(14,459)	$(33,308)	$(47,767)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.62%
Purchased Options	119.86
Total Investments	155.48
Written Options	(84.79)
Assets in Excess of Other Liabilities	29.31
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.76%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,139
Schwab Short-Term U.S. Treasury ETF (a)	1,982	95,612
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,656	95,749
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		338,342

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 124.18% (b)(c)
CALL OPTIONS - 112.32%
Invesco QQQ Trust Series 1, Expires 6/12/2023, Strike Price $288.84	35	$931,980	42,026
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.80	26	994,318	61,877
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.39	26	994,318	989,363
			1,093,266
PUT OPTIONS - 11.86%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.80	88	876,128	88,369
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.75	90	948,870	26,454
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.31	26	994,318	590
			115,413
TOTAL PURCHASED OPTIONS (Cost $1,321,691)			1,208,679

Total Investments (Cost $1,663,995) - 158.94%			1,547,021
Liabilities in Excess of Other Assets - (58.94)%			(573,707)
TOTAL NET ASSETS - 100.00%			$973,314

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,342.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	6/12/2023	$313.74	35	$(931,980)	$(15,602)
SPDR S&P 500® Trust ETF	6/12/2023	$423.40	26	(994,318)	(22,275)
SPDR S&P 500® Trust ETF	6/12/2023	$156.31	26	(994,318)	(597,943)
					(635,820)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.47	88	(876,128)	(126,014)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.26	90	(948,870)	(53,917)
SPDR S&P 500® Trust ETF	6/12/2023	$350.82	26	(994,318)	(26,554)
					(206,485)
TOTAL OPTIONS WRITTEN (Premiums Received $930,432)					$(842,305)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,208,679	$–	$1,208,679
Exchange Traded Funds	338,342	–	–	338,342
Total Assets	$338,342	$1,208,679	$–	$1,547,021

Liabilities
Options Written	$–	$842,305	$–	$842,305
Total Liabilities	$–	$842,305	$–	$842,305

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,093,857	$114,822	$1,208,679
Liabilities - Written options	Options written, at value	$662,374	$179,931	$842,305

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(144,343)	$31,332	$(113,011)
Written options	Written Options	146,591	(58,464)	88,127
		$2,248	$(27,132)	$(24,884)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.76%
Purchased Options	124.18
Total Investments	158.94
Written Options	(86.54)
Assets in Excess of Other Liabilities	27.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.52%
iShares 0-3 Month Treasury Bond ETF (a)	985	$98,638
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)		337,089

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 126.16% (b)(c)
CALL OPTIONS - 113.00%
Invesco QQQ Trust Series 1, Expires 7/10/2023, Strike Price $289.04	34	$905,352	45,716
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.23	26	994,318	72,883
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.38	26	994,318	984,985
			1,103,584
PUT OPTIONS - 13.16%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.66	87	866,172	94,556
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.43	90	948,870	33,228
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.08	26	994,318	820
			128,604
TOTAL PURCHASED OPTIONS (Cost $1,304,329)			1,232,188

Total Investments (Cost $1,645,587) - 160.68%			1,569,277
Liabilities in Excess of Other Assets - (60.68)%			(592,646)
TOTAL NET ASSETS - 100.00%			$976,631

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,089.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	7/10/2023	$313.46	34	$(905,352)	$(19,064)
SPDR S&P 500® Trust ETF	7/10/2023	$416.71	26	(994,318)	(31,301)
SPDR S&P 500® Trust ETF	7/10/2023	$154.08	26	(994,318)	(602,466)
					(652,831)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/10/2023	$114.38	87	(866,172)	(131,488)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	$110.98	90	(948,870)	(59,670)
SPDR S&P 500® Trust ETF	7/10/2023	$345.81	26	(994,318)	(28,243)
					(219,401)
TOTAL OPTIONS WRITTEN (Premiums Received $919,804)					$(872,232)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,232,188	$–	$1,232,188
Exchange Traded Funds	337,089	–	–	337,089
Total Assets	$337,089	$1,232,188	$–	$1,569,277

Liabilities
Options Written	$–	$872,232	$–	$872,232
Total Liabilities	$–	$872,232	$–	$872,232

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,104,404	$127,784	$1,232,188
Liabilities - Written options	Options written, at value	$681,074	$191,158	$872,232

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(107,607)	$35,468	$(72,139)
Written options	Written Options	109,122	(61,550)	47,572
		$1,515	$(26,082)	$(24,567)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.52%
Purchased Options	126.16
Total Investments	160.68
Written Options	(89.30)
Assets in Excess of Other Liabilities	28.62
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 37.29%
iShares 0-3 Month Treasury Bond ETF (a)	980	$98,137
Schwab Short-Term U.S. Treasury ETF (a)	1,980	95,515
SPDR Portfolio Short Term Treasury ETF (a)	1,653	47,755
Vanguard Short-Term Treasury ETF (a)	1,654	95,635
TOTAL EXCHANGE TRADED FUNDS (Cost $341,221)		337,042

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 123.17% (b)(c)
CALL OPTIONS - 105.72%
Invesco QQQ Trust Series 1, Expires 8/10/2023, Strike Price $325.93	31	$825,468	13,843
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $419.99	24	917,832	32,409
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.42	24	917,832	909,125
			955,377
PUT OPTIONS - 17.45%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.53	85	846,260	113,008
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.13	88	927,784	43,471
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.42	24	917,832	1,295
			157,774
TOTAL PURCHASED OPTIONS (Cost $1,294,323)			1,113,151

Total Investments (Cost $1,635,544) - 160.46%			1,450,193
Liabilities in Excess of Other Assets - (60.46)%			(546,407)
TOTAL NET ASSETS - 100.00%			$903,786

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,042.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	8/10/2023	$352.04	31	$(825,468)	$(4,687)
SPDR S&P 500® Trust ETF	8/10/2023	$453.63	24	(917,832)	(10,054)
SPDR S&P 500® Trust ETF	8/10/2023	$168.42	24	(917,832)	(525,332)
					(540,073)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2023	$117.40	85	(846,260)	(151,071)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	$113.82	88	(927,784)	(74,965)
SPDR S&P 500® Trust ETF	8/10/2023	$377.99	24	(917,832)	(51,337)
					(277,373)
TOTAL OPTIONS WRITTEN (Premiums Received $901,952)					$(817,446)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,113,151	$–	$1,113,151
Exchange Traded Funds	337,042	–	–	337,042
Total Assets	$337,042	$1,113,151	$–	$1,450,193

Liabilities
Options Written	$–	$817,446	$–	$817,446
Total Liabilities	$–	$817,446	$–	$817,446

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$956,672	$156,479	$1,113,151
Liabilities - Written options	Options written, at value	$591,410	$226,036	$817,446

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(259,224)	$78,052	$(181,172)
Written options	Written Options	196,705	(112,199)	84,506
		$(62,519)	$(34,147)	$(96,666)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	37.29%
Purchased Options	123.17
Total Investments	160.46
Written Options	(90.45)
Assets in Excess of Other Liabilities	29.99
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.83%
iShares 0-3 Month Treasury Bond ETF (a)	977	$97,837
Schwab Short-Term U.S. Treasury ETF (a)	1,984	95,708
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,658	95,866
TOTAL EXCHANGE TRADED FUNDS (Cost $339,865)		337,253

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 115.73% (b)(c)
CALL OPTIONS - 104.92%
Invesco QQQ Trust Series 1, Expires 9/11/2023, Strike Price $310.74	31	$825,468	29,750
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.97	24	917,832	48,802
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.41	24	917,832	909,152
			987,704
PUT OPTIONS - 10.81%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.88	92	915,952	72,169
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.13	92	969,956	28,084
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.80	24	917,832	1,501
			101,754
TOTAL PURCHASED OPTIONS (Cost $1,280,578)			1,089,458

Total Investments (Cost $1,620,443) - 151.56%			1,426,711
Liabilities in Excess of Other Assets - (51.56)%			(485,415)
TOTAL NET ASSETS - 100.00%			$941,296

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,253.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	9/11/2023	$336.81	31	$(825,468)	$(12,165)
SPDR S&P 500® Trust ETF	9/11/2023	$445.45	24	(917,832)	(18,333)
SPDR S&P 500® Trust ETF	9/11/2023	$164.80	24	(917,832)	(534,230)
					(564,728)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/11/2023	$108.30	92	(915,952)	(102,609)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	$108.56	92	(969,956)	(48,563)
SPDR S&P 500® Trust ETF	9/11/2023	$369.87	24	(917,832)	(47,674)
					(198,846)
TOTAL OPTIONS WRITTEN (Premiums Received $896,303)					$(763,574)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,089,458	$–	$1,089,458
Exchange Traded Funds	337,253	–	–	337,253
Total Assets	$337,253	$1,089,458	$–	$1,426,711

Liabilities
Options Written	$–	$763,574	$–	$763,574
Total Liabilities	$–	$763,574	$–	$763,574

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$989,205	$100,253	$1,089,458
Liabilities - Written options	Options written, at value	$612,402	$151,172	$763,574

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(206,502)	$15,383	$(191,119)
Written options	Written Options	163,982	(31,253)	132,729
		$(42,520)	$(15,870)	$(58,390)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	35.83%
Purchased Options	115.73
Total Investments	151.56
Written Options	(81.11)
Assets in Excess of Other Liabilities	29.55
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 31.43%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,761
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	49,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	96,636
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	97,663
Vanguard Short-Term Treasury ETF (a)	748	43,249
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		330,334

	Principal
	Amount
U.S. TREASURY NOTE - 22.84%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	240,091
TOTAL U.S. TREASURY NOTE (Cost $240,676)		240,091

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 120.72% (b)(c)
CALL OPTIONS - 120.50%
Invesco QQQ Trust Series 1, Expires 10/10/2023, Strike Price $266.41	36	$958,608	110,491
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $360.02	27	1,032,561	137,686
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $0.36	27	1,032,561	1,018,175
			1,266,352
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $144.37	27	1,032,561	2,274
			2,274
TOTAL PURCHASED OPTIONS (Cost $1,210,165)			1,268,626

Total Investments (Cost $1,774,049) - 174.99%			1,839,051
Liabilities in Excess of Other Assets - (74.99)%			(788,070)
TOTAL NET ASSETS - 100.00%			$1,050,981

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,425.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	10/10/2023	$293.61	36	$(958,608)	$(61,751)
SPDR S&P 500® Trust ETF	10/10/2023	$396.78	27	(1,032,561)	(77,227)
SPDR S&P 500® Trust ETF	10/10/2023	$144.37	27	(1,032,561)	(644,308)
					(783,286)
PUT OPTIONS
SPDR S&P 500® Trust ETF	10/10/2023	$324.02	27	(1,032,561)	(27,643)
					(27,643)
TOTAL OPTIONS WRITTEN (Premiums Received $793,928)					$(810,929)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,268,626	$–	$1,268,626
Exchange Traded Funds	330,334	–	–	330,334
U.S. Treasury Note	–	240,091	–	240,091
Total Assets	$330,334	$1,508,717	$–	$1,839,051

Liabilities
Options Written	$–	$810,929	$–	$810,929
Total Liabilities	$–	$810,929	$–	$810,929

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,268,626	$–	$1,268,626
Liabilities - Written options	Options written, at value	$810,929	$–	$810,929

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$58,461	$–	$58,461
Written options	Written Options	(17,001)	–	(17,001)
		$41,460	$–	$41,460

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.43%
Purchased Options	120.72
U.S. Treasury Note	22.84
Total Investments	174.99
Written Options	(77.16)
Assets in Excess of Other Liabilities	2.17
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.89%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,361
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	47,970
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	95,172
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	95,415
Vanguard Short-Term Treasury ETF (a)	746	43,134
TOTAL EXCHANGE TRADED FUNDS (Cost $322,982)		325,052

	Principal
	Amount
U.S. TREASURY NOTE - 24.28%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,800	239,998
TOTAL U.S. TREASURY NOTE (Cost $240,462)		239,998

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.32% (b)(c)
CALL OPTIONS - 112.13%
Invesco QQQ Trust Series 1, Expires 11/10/2023, Strike Price $282.75	35	$931,980	83,948
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $394.69	25	956,075	81,455
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $0.39	25	956,075	942,684
			1,108,087
PUT OPTIONS - 0.19%
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $158.27	25	956,075	1,886
			1,886
TOTAL PURCHASED OPTIONS (Cost $1,215,386)			1,109,973

Total Investments (Cost $1,778,830) - 169.49%			1,675,023
Liabilities in Excess of Other Assets - (69.49)%			(686,763)
TOTAL NET ASSETS - 100.00%			$988,260

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $565,050.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	11/10/2023	$308.14	35	$(931,980)	$(47,061)
SPDR S&P 500® Trust ETF	11/10/2023	$430.13	25	(956,075)	(39,592)
SPDR S&P 500® Trust ETF	11/10/2023	$158.27	25	(956,075)	(570,777)
					(657,430)
PUT OPTIONS
SPDR S&P 500® Trust ETF	11/10/2023	$355.22	25	(956,075)	(45,532)
					(45,532)
TOTAL OPTIONS WRITTEN (Premiums Received $793,055)					$(702,962)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,109,973	$–	$1,109,973
Exchange Traded Funds	325,052	–	–	325,052
U.S. Treasury Note	–	239,998	–	239,998
Total Assets	$325,052	$1,349,971	$–	$1,675,023

Liabilities
Options Written	$–	$702,962	$–	$702,962
Total Liabilities	$–	$702,962	$–	$702,962

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,109,973	$–	$1,109,973
Liabilities - Written options	Options written, at value	$702,962	$–	$702,962

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(105,413)	$–	$(105,413)
Written options	Written Options	90,093	–	90,093
		$(15,320)	$–	$(15,320)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.89%
Purchased Options	112.32
U.S. Treasury Note	24.28
Total Investments	169.49
Written Options	(71.13)
Assets in Excess of Other Liabilities	1.64
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.90%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,260
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	438	46,179
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,121
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	93,477
Vanguard Short-Term Treasury ETF (a)	745	43,076
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		320,113

	Principal
	Amount
U.S. TREASURY NOTE - 24.47%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	238,065
TOTAL U.S. TREASURY NOTE (Cost $238,110)		238,065

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 114.20% (b)(c)
CALL OPTIONS - 113.98%
Invesco QQQ Trust Series 1, Expires 12/11/2023, Strike Price $285.58	34	$905,352	83,018
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $398.95	25	956,075	83,256
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $0.40	25	956,075	942,665
			1,108,939
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $159.98	25	956,075	2,124
			2,124
TOTAL PURCHASED OPTIONS (Cost $1,222,710)			1,111,063
Total Investments (Cost $1,784,977) - 171.57%			1,669,241
Liabilities in Excess of Other Assets - (71.57)%			(696,400)
TOTAL NET ASSETS - 100.00%			$972,841

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $558,178.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	12/11/2023	$310.97	34	$(905,352)	$(47,892)
SPDR S&P 500® Trust ETF	12/11/2023	$434.42	25	(956,075)	(41,072)
SPDR S&P 500® Trust ETF	12/11/2023	$159.98	25	(956,075)	(569,143)
					(658,107)
PUT OPTIONS
SPDR S&P 500® Trust ETF	12/11/2023	$359.06	25	(956,075)	(50,120)
					(50,120)
TOTAL OPTIONS WRITTEN (Premiums Received $795,728)					$(708,227)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,111,063	$–	$1,111,063
Exchange Traded Funds	320,113	–	–	320,113
U.S. Treasury Note	–	238,065	–	238,065
Total Assets	$320,113	$1,349,128	$–	$1,669,241

Liabilities
Options Written	$–	$708,227	$–	$708,227
Total Liabilities	$–	$708,227	$–	$708,227

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,111,063	$–	$1,111,063
Liabilities - Written options	Options written, at value	$708,227	$–	$708,227

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(111,647)	$–	$(111,647)
Written options	Written Options	87,501	–	87,501
		$(24,146)	$–	$(24,146)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.90%
Purchased Options	114.20
U.S. Treasury Note	24.47
Total Investments	171.57
Written Options	(72.79)
Assets in Excess of Other Liabilities	1.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 40.12%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,968	94,936
SPDR Portfolio Short Term Treasury ETF (a)	1,646	47,553
Vanguard Short-Term Treasury ETF (a)	1,645	95,114
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		337,743

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 144.75% (b)(c)
CALL OPTIONS - 99.82%
iShares Russell 2000 ETF, Expires 1/10/2023, Strike Price $215.32	46	$802,056	22
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.52	22	841,346	13
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.48	22	841,346	840,291
			840,326
PUT OPTIONS - 44.93%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.72	70	696,920	244,945
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.89	77	811,811	133,263
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.68	22	841,346	–
			378,208
TOTAL PURCHASED OPTIONS (Cost $1,254,656)			1,218,534

Total Investments (Cost $1,604,141) - 184.87%			1,556,277
Liabilities in Excess of Other Assets - (84.87)%			(714,522)
TOTAL NET ASSETS - 100.00%			$841,755

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,743.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	1/10/2023	$228.11	46	$(802,056)	$(22)
SPDR S&P 500® Trust ETF	1/10/2023	$493.16	22	(841,346)	–
SPDR S&P 500® Trust ETF	1/10/2023	$186.68	22	(841,346)	(431,160)
					(431,182)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.81	70	(696,920)	(294,513)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.36	77	(811,811)	(183,020)
SPDR S&P 500® Trust ETF	1/10/2023	$418.97	22	(841,346)	(79,244)
					(556,777)
TOTAL OPTIONS WRITTEN (Premiums Received $879,431)					$(987,959)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,218,534	$–	$1,218,534
Exchange Traded Funds	337,743	–	–	337,743
Total Assets	$337,743	$1,218,534	$–	$1,556,277

Liabilities
Options Written	$–	$987,959	$–	$987,959
Total Liabilities	$–	$987,959	$–	$987,959

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$840,326	$378,208	$1,218,534
Liabilities - Written options	Options written, at value	$510,426	$477,533	$987,959

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(1,589)	$–	$(1,589)
Written options	Written Options	1,031	–	1,031
		$(558)	$–	$(558)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(338,992)	$302,870	$(36,122)
Written options	Written Options	251,430	(359,958)	(108,528)
		$(87,562)	$(57,088)	$(144,650)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.12%
Purchased Options	144.75
Total Investments	184.87
Written Options	(117.36)
Assets in Excess of Other Liabilities	32.49
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.00%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,988	95,901
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,044
Vanguard Short-Term Treasury ETF (a)	1,661	96,039
TOTAL EXCHANGE TRADED FUNDS (Cost $349,475)		340,124

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 133.99% (b)(c)
CALL OPTIONS - 96.43%
iShares Russell 2000 ETF, Expires 2/10/2023, Strike Price $203.44	49	$854,364	613
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.33	22	841,346	157
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.46	22	841,346	840,339
			841,109
PUT OPTIONS - 37.56%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.93	73	726,788	223,766
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.38	80	843,440	103,785
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.19	22	841,346	31
			327,582
TOTAL PURCHASED OPTIONS (Cost $1,232,413)			1,168,691

Total Investments (Cost $1,581,888) - 172.99%			1,508,815
Liabilities in Excess of Other Assets - (72.99)%			(636,674)
TOTAL NET ASSETS - 100.00%			$872,141

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,124.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	2/10/2023	$215.65	49	$(854,364)	$(169)
SPDR S&P 500® Trust ETF	2/10/2023	$476.29	22	(841,346)	(30)
SPDR S&P 500® Trust ETF	2/10/2023	$180.19	22	(841,346)	(448,149)
					(448,348)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.77	73	(726,788)	(270,912)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.61	80	(843,440)	(152,563)
SPDR S&P 500® Trust ETF	2/10/2023	$404.40	22	(841,346)	(49,267)
					(472,742)
TOTAL OPTIONS WRITTEN (Premiums Received $866,719)					$(921,090)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,168,691	$–	$1,168,691
Exchange Traded Funds	340,124	–	–	340,124
Total Assets	$340,124	$1,168,691	$–	$1,508,815

Liabilities
Options Written	$–	$921,090	$–	$921,090
Total Liabilities	$–	$921,090	$–	$921,090

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The value and location of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$841,141	$327,550	$1,168,691
Liabilities - Written options	Options written, at value	$497,615	$423,475	$921,090

The effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(316,767)	$253,046	$(63,721)
Written options	Written Options	253,171	(307,542)	(54,371)
		$(63,596)	$(54,496)	$(118,092)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	39.00%
Purchased Options	133.99
Total Investments	172.99
Written Options	(105.60)
Assets in Excess of Other Liabilities	32.61
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.10%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,940
Schwab Short-Term U.S. Treasury ETF (a)	1,966	94,840
SPDR Portfolio Short Term Treasury ETF (a)	1,642	47,437
Vanguard Short-Term Treasury ETF (a)	1,643	94,998
TOTAL EXCHANGE TRADED FUNDS (Cost $345,695)		337,215

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 135.08% (b)(c)
CALL OPTIONS - 104.51%
iShares Russell 2000 ETF, Expires 3/10/2023, Strike Price $199.92	50	$871,800	3,788
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.50	24	917,832	4,515
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.45	24	917,832	916,761
			925,064
PUT OPTIONS - 30.57%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.56	74	736,744	200,932
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.13	83	875,069	69,590
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.64	24	917,832	82
			270,604
TOTAL PURCHASED OPTIONS (Cost $1,302,194)			1,195,668

Total Investments (Cost $1,647,889) - 173.18%			1,532,883
Liabilities in Excess of Other Assets - (73.18)%			(647,726)
TOTAL NET ASSETS - 100.00%			$885,157

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,215.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	3/10/2023	$215.32	50	$(871,800)	$(520)
SPDR S&P 500® Trust ETF	3/10/2023	$458.25	24	(917,832)	(521)
SPDR S&P 500® Trust ETF	3/10/2023	$170.64	24	(917,832)	(515,244)
					(516,285)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.27	74	(736,744)	(250,802)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.14	83	(875,069)	(120,403)
SPDR S&P 500® Trust ETF	3/10/2023	$382.95	24	(917,832)	(31,163)
					(402,368)
TOTAL OPTIONS WRITTEN (Premiums Received $918,469)					$(918,653)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,195,668	$–	$1,195,668
Exchange Traded Funds	337,215	–	–	337,215
Total Assets	$337,215	$1,195,668	$–	$1,532,883

Liabilities
Options Written	$–	$918,653	$–	$918,653
Total Liabilities	$–	$918,653	$–	$918,653

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$925,146	$270,522	$1,195,668
Liabilities - Written options	Options written, at value	$547,448	$371,205	$918,653

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(290,677)	$184,151	$(106,526)
Written options	Written Options	243,521	(243,705)	(184)
		$(47,156)	$(59,554)	$(106,710)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.10%
Purchased Options	135.08
Total Investments	173.18
Written Options	(103.78)
Assets in Excess of Other Liabilities	30.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Schedule of Investments
December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.49%
iShares 0-3 Month Treasury Bond ETF (a)	997	$99,839
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $343,658)		338,290

PURCHASED OPTIONS - 122.58% (b)(c)	Contracts	Notional Amount
CALL OPTIONS - 101.10%
iShares Russell 2000 ETF, Expires 4/10/2023, Strike Price $196.54	50	$871,800	10,628
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.94	23	879,589	3,173
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.46	23	879,589	875,051
			888,852
PUT OPTIONS - 21.48%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.30	81	806,436	140,881
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.51	86	906,698	47,654
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.43	23	879,589	272
			188,807
TOTAL PURCHASED OPTIONS (Cost $1,282,949)			1,077,659

Total Investments (Cost $1,626,607) - 161.07%			1,415,949
Liabilities in Excess of Other Assets - (61.07)%			(536,869)
TOTAL NET ASSETS - 100.00%			$879,080

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,290.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	4/10/2023	$210.46	50	$(871,800)	$(2,549)
SPDR S&P 500® Trust ETF	4/10/2023	$471.07	23	(879,589)	(520)
SPDR S&P 500® Trust ETF	4/10/2023	$176.43	23	(879,589)	(479,548)
					(482,617)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.47	81	(806,436)	(186,008)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.32	86	(906,698)	(91,444)
SPDR S&P 500® Trust ETF	4/10/2023	$395.95	23	(879,589)	(51,195)
					(328,647)
TOTAL OPTIONS WRITTEN (Premiums Received $900,087)					$(811,264)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,077,659	$–	$1,077,659
Exchange Traded Funds	338,290	–	–	338,290
Total Assets	$338,290	$1,077,659	$–	$1,415,949

Liabilities
Options Written	$–	$811,264	$–	$811,264
Total Liabilities	$–	$811,264	$–	$811,264

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$889,124	$188,535	$1,077,659
Liabilities - Written options	Options written, at value	$533,812	$277,452	$811,264

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(562)	$-	$(562)
Written options	Written Options	455	-	455
		$(107)	$-	$(107)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(302,831)	$97,542	$(205,289)
Written options	Written Options	237,116	(148,293)	88,823
		$(65,715)	$(50,751)	$(116,466)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.49%
Purchased Options	122.58
Total Investments	161.07
Written Options	(92.28)
Assets in Excess of Other Liabilities	31.21
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.69%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,539
Schwab Short-Term U.S. Treasury ETF (a)	1,975	95,274
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,650	95,403
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		337,885

	Contracts	Notional Amount
PURCHASED OPTIONS - 121.88% (b)(c)
CALL OPTIONS - 108.49%
iShares Russell 2000 ETF, Expires 5/10/2023, Strike Price $174.95	57	$993,852	68,076
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.11	25	956,075	37,392
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.42	25	956,075	951,234
			1,056,702
PUT OPTIONS - 13.39%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.64	85	846,260	100,489
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.32	89	938,327	29,543
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.06	25	956,075	389
			130,421
TOTAL PURCHASED OPTIONS (Cost $1,290,761)			1,187,123

Total Investments (Cost $1,633,944) - 156.57%			1,525,008
Liabilities in Excess of Other Assets - (56.57)%			(550,965)
TOTAL NET ASSETS - 100.00%			$974,043

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,885.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	5/10/2023	$189.58	57	$(993,852)	$(29,771)
SPDR S&P 500® Trust ETF	5/10/2023	$432.45	25	(956,075)	(9,651)
SPDR S&P 500® Trust ETF	5/10/2023	$160.06	25	(956,075)	(561,880)
					(601,302)

PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.46	85	(846,260)	(140,665)
iShares iBoxx $Investment Grade Corporate Bond ETF	5/10/2023	$111.91	89	(938,327)	(60,867)
SPDR S&P 500® Trust ETF	5/10/2023	$359.20	25	(956,075)	(26,188)
					(227,720)
TOTAL OPTIONS WRITTEN (Premiums Received $910,257)					$(829,022)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,187,123	$–	$1,187,123
Exchange Traded Funds	337,885	–	–	337,885
Total Assets	$337,885	$1,187,123	$–	$1,525,008

Liabilities
Options Written	$–	$829,022	$–	$829,022
Total Liabilities	$–	$829,022	$–	$829,022

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,057,091	$130,032	$1,187,123
Liabilities - Written options	Options written, at value	$627,490	$201,532	$829,022

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(143,519)	$39,880	$(103,639)
Written options	Written Options	154,188	(72,953)	81,235
		$10,669	$(33,073)	$(22,404)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	34.69%
Purchased Options	121.88
Total Investments	156.57
Written Options	(85.12)
Assets in Excess of Other Liabilities	28.55
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Schedule of Investments

December 31, 2022

EXCHANGE TRADED FUNDS - 34.38%	Shares	Value
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,139
Schwab Short-Term U.S. Treasury ETF (a)	1,982	95,612
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,656	95,749
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		338,342

	Contracts	Notional Amount
PURCHASED OPTIONS - 125.09% (b)(c)
CALL OPTIONS - 113.45%
iShares Russell 2000 ETF, Expires 6/12/2023, Strike Price $178.59	56	$976,416	65,394
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.82	26	994,318	61,848
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.41	26	994,318	989,312
			1,116,554
PUT OPTIONS - 11.64%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.66	88	876,128	87,534
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.76	90	948,870	26,496
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.33	26	994,318	590
			114,620
TOTAL PURCHASED OPTIONS (Cost $1,306,967)			1,231,174

Total Investments (Cost $1,649,271) - 159.47%			1,569,516
Liabilities in Excess of Other Assets - (59.47)%			(585,294)
TOTAL NET ASSETS - 100.00%			$984,222

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,342.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	6/12/2023	$193.97	56	$(976,416)	$(28,904)
SPDR S&P 500® Trust ETF	6/12/2023	$423.36	26	(994,318)	(22,308)
SPDR S&P 500® Trust ETF	6/12/2023	$156.33	26	(994,318)	(597,893)
					(649,105)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.32	88	(876,128)	(125,017)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.27	90	(948,870)	(53,995)
SPDR S&P 500® Trust ETF	6/12/2023	$350.84	26	(994,318)	(26,566)
					(205,578)
TOTAL OPTIONS WRITTEN (Premiums Received $916,472)					$(854,683)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,231,174	$–	$1,231,174
Exchange Traded Funds	338,342	–	–	338,342
Total Assets	$338,342	$1,231,174	$–	$1,569,516

Liabilities
Options Written	$–	$854,683	$–	$854,683
Total Liabilities	$–	$854,683	$–	$854,683

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,117,144	$114,030	$1,231,174
Liabilities - Written options	Options written, at value	$675,671	$179,012	$854,683

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(106,681)	$30,889	$(75,792)
Written options	Written Options	119,860	(58,071)	61,789
		$13,179	$(27,182)	$(14,003)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	34.38%
Purchased Options	125.09
Total Investments	159.47
Written Options	(86.84)
Assets in Excess of Other Liabilities	27.37
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.09%
iShares 0-3 Month Treasury Bond ETF (a)	985	$98,638
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $341,259)		337,089

	Contracts	Notional Amount
PURCHASED OPTIONS - 129.43% (b)(c)
CALL OPTIONS - 116.36%
iShares Russell 2000 ETF, Expires 7/10/2023, Strike Price $172.06	57	$993,852	92,850
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.25	26	994,318	72,852
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.40	26	994,318	984,934
			1,150,636
PUT OPTIONS - 13.07%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.72	87	866,172	94,911
iShares iBoxx $Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.49	90	948,870	33,492
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.10	26	994,318	821
			129,224
TOTAL PURCHASED OPTIONS (Cost $1,292,314)			1,279,860

Total Investments (Cost $1,633,573) - 163.52%			1,616,949
Liabilities in Excess of Other Assets - (63.52)%			(628,048)
TOTAL NET ASSETS - 100.00%			$988,901

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,089.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	7/10/2023	$186.60	57	$(993,852)	$(50,157)
SPDR S&P 500® Trust ETF	7/10/2023	$416.70	26	(994,318)	(31,311)
SPDR S&P 500® Trust ETF	7/10/2023	$154.10	26	(994,318)	(602,417)
					(683,885)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/10/2023	$114.44	87	(866,172)	(131,954)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	$111.04	90	(948,870)	(60,106)
SPDR S&P 500® Trust ETF	7/10/2023	$345.83	26	(994,318)	(28,256)
					(220,316)
TOTAL OPTIONS WRITTEN (Premiums Received $907,518)					$(904,201)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,279,860	$–	$1,279,860
Exchange Traded Funds	337,089	–	–	337,089
Total Assets	$337,089	$1,279,860	$–	$1,616,949

Liabilities
Options Written	$–	$904,201	$–	$904,201
Total Liabilities	$–	$904,201	$–	$904,201

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,151,457	$128,403	$1,279,860
Liabilities - Written options	Options written, at value	$712,141	$192,060	$904,201

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(48,186)	$35,733	$(12,453)
Written options	Written Options	65,237	(61,920)	3,317
		$17,051	$(26,187)	$(9,136)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	34.09%
Purchased Options	129.43
Total Investments	163.52
Written Options	(91.44)
Assets in Excess of Other Liabilities	27.92
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.79%
iShares 0-3 Month Treasury Bond ETF (a)	977	$97,837
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,649	47,640
Vanguard Short-Term Treasury ETF (a)	1,651	95,461
TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)		336,260

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.04% (b)(c)
CALL OPTIONS - 106.74%
iShares Russell 2000 ETF, Expires 8/10/2023, Strike Price $195.62	51	$889,236	33,880
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $420.01	24	917,832	32,390
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.44	24	917,832	909,079
			975,349
PUT OPTIONS - 17.30%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.59	85	846,260	113,544
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.19	87	917,241	43,226
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.44	24	917,832	1,296
			158,066
TOTAL PURCHASED OPTIONS (Cost $1,280,620)			1,133,415

Total Investments (Cost $1,621,050) - 160.83%			1,469,675
Liabilities in Excess of Other Assets - (60.83)%			(555,922)
TOTAL NET ASSETS - 100.00%			$913,753

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,260.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	8/10/2023	$211.27	51	$(889,236)	$(13,921)
SPDR S&P 500® Trust ETF	8/10/2023	$453.59	24	(917,832)	(10,070)
SPDR S&P 500® Trust ETF	8/10/2023	$168.44	24	(917,832)	(525,286)
					(549,277)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2023	$117.46	85	(846,260)	(151,463)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	$113.88	87	(917,241)	(74,331)
SPDR S&P 500® Trust ETF	8/10/2023	$378.01	24	(917,832)	(51,354)
					(277,148)
TOTAL OPTIONS WRITTEN (Premiums Received $889,292)					$(826,425)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,133,415	$–	$1,133,415
Exchange Traded Funds	336,260	–	–	336,260
Total Assets	$336,260	$1,133,415	$–	$1,469,675

Liabilities
Options Written	$–	$826,425	$–	$826,425
Total Liabilities	$–	$826,425	$–	$826,425

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$976,645	$156,770	$1,133,415
Liabilities - Written options	Options written, at value	$600,631	$225,794	$826,425

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(225,637)	$78,432	$(147,205)
Written options	Written Options	174,840	(111,973)	62,867
		$(50,797)	$(33,541)	$(84,338)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.79%
Purchased Options	124.04
Total Investments	160.83
Written Options	(90.44)
Assets in Excess of Other Liabilities	29.61
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 35.44%
iShares 0-3 Month Treasury Bond ETF (a)	976	$97,736
Schwab Short-Term U.S. Treasury ETF (a)	1,983	95,660
SPDR Portfolio Short Term Treasury ETF (a)	1,655	47,813
Vanguard Short-Term Treasury ETF (a)	1,657	95,808
TOTAL EXCHANGE TRADED FUNDS (Cost $339,629)		337,017

	Contracts	Notional Amount
PURCHASED OPTIONS - 116.95% (b)(c)
CALL OPTIONS - 106.19%
iShares Russell 2000 ETF, Expires 9/11/2023, Strike Price $189.67	52	$906,672	52,173
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.99	24	917,832	48,779
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.43	24	917,832	909,106
			1,010,058
PUT OPTIONS - 10.76%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.94	92	915,952	72,478
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.19	92	969,956	28,303
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.82	24	917,832	1,501
			102,282
TOTAL PURCHASED OPTIONS (Cost $1,272,014)			1,112,340

Total Investments (Cost $1,611,643) - 152.39%			1,449,357
Liabilities in Excess of Other Assets - (52.39)%			(498,220)
TOTAL NET ASSETS - 100.00%			$951,137

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,017.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	9/11/2023	$205.60	52	$(906,672)	$(24,541)
SPDR S&P 500® Trust ETF	9/11/2023	$445.49	24	(917,832)	(18,309)
SPDR S&P 500® Trust ETF	9/11/2023	$164.82	24	(917,832)	(534,185)
					(577,035)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/11/2023	$108.36	92	(915,952)	(102,992)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	$108.62	92	(969,956)	(48,833)
SPDR S&P 500® Trust ETF	9/11/2023	$369.89	24	(917,832)	(47,689)
					(199,514)
TOTAL OPTIONS WRITTEN (Premiums Received $887,669)					$(776,549)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,112,340	$–	$1,112,340
Exchange Traded Funds	337,017	–	–	337,017
Total Assets	$337,017	$1,112,340	$–	$1,449,357

Liabilities
Options Written	$–	$776,549	$–	$776,549
Total Liabilities	$–	$776,549	$–	$776,549

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,011,559	$100,781	$1,112,340
Liabilities - Written options	Options written, at value	$624,724	$151,825	$776,549

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(175,217)	$15,543	$(159,674)
Written options	Written Options	142,565	(31,445)	111,120
		$(32,652)	$(15,902)	$(48,554)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.44%
Purchased Options	116.95
Total Investments	152.39
Written Options	(81.65)
Assets in Excess of Other Liabilities	29.26
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 31.28%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,761
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	465	49,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	96,636
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	97,663
Vanguard Short-Term Treasury ETF (a)	748	43,249
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		330,334

	Principal Amount
U.S. TREASURY NOTE - 22.72%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,800	239,998
TOTAL U.S. TREASURY NOTE (Cost $240,582)		239,998

	Contracts	Notional Amount
PURCHASED OPTIONS - 121.96% (b)(c)
CALL OPTIONS - 121.74%
iShares Russell 2000 ETF, Expires 10/10/2023, Strike Price $167.67	57	$993,852	130,047
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $360.04	27	1,032,561	137,650
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $0.38	27	1,032,561	1,018,122
			1,285,819
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $144.39	27	1,032,561	2,275
			2,275
TOTAL PURCHASED OPTIONS (Cost $1,197,995)			1,288,094

Total Investments (Cost $1,761,785) - 175.96%			1,858,426
Liabilities in Excess of Other Assets - (75.96)%			(802,241)
TOTAL NET ASSETS - 100.00%			$1,056,185

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,332.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	10/10/2023	$184.77	57	$(993,852)	$(75,918)
SPDR S&P 500® Trust ETF	10/10/2023	$396.74	27	(1,032,561)	(77,284)
SPDR S&P 500® Trust ETF	10/10/2023	$144.39	27	(1,032,561)	(644,257)
					(797,459)
PUT OPTIONS
SPDR S&P 500® Trust ETF	10/10/2023	$324.04	27	(1,032,561)	(27,654)
					(27,654)
TOTAL OPTIONS WRITTEN (Premiums Received $781,679)					$(825,113)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,288,094	$–	$1,288,094
Exchange Traded Funds	330,334	–	–	330,334
U.S. Treasury Note	–	239,998	–	239,998
Total Assets	$330,334	$1,528,092	$–	$1,858,426

Liabilities
Options Written	$–	$825,113	$–	$825,113
Total Liabilities	$–	$825,113	$–	$825,113

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,288,094	$–	$1,288,094
Liabilities - Written options	Options written, at value	$825,113	$–	$825,113

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$90,099	$–	$90,099
Written options	Written Options	(43,434)	–	(43,434)
		$46,665	$–	$46,665

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.28%
Purchased Options	121.96
U.S. Treasury Note	22.72
Total Investments	175.96
Written Options	(78.13)
Assets in Excess of Other Liabilities	2.17
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

Schedule of Investments
December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.87%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,360
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	455	47,970
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	95,172
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	95,415
Vanguard Short-Term Treasury ETF (a)	746	43,134
TOTAL EXCHANGE TRADED FUNDS(Cost $322,981)		325,051

	Principal Amount
U.S. TREASURY NOTE - 24.27%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,800	239,998
TOTAL U.S. TREASURY NOTE (Cost $240,462)		239,998

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.34% (b)(c)
CALL OPTIONS - 111.15%
iShares Russell 2000 ETF, Expires 11/10/2023, Strike Price $185.38	53	$924,108	75,219
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $394.71	25	956,075	81,429
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $0.41	25	956,075	942,637
			1,099,285
PUT OPTIONS - 0.19%
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $158.29	25	956,075	1,886
			1,886
TOTAL PURCHASED OPTIONS (Cost $1,203,951)			1,101,171

Total Investments (Cost $1,767,394) - 168.48%			1,666,220
Liabilities in Excess of Other Assets - (68.48)%			(677,214)
TOTAL NET ASSETS - 100.00%			$989,006

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $565,049.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	11/10/2023	$202.58	53	$(924,108)	$(38,820)
SPDR S&P 500® Trust ETF	11/10/2023	$431.32	25	(956,075)	(38,461)
SPDR S&P 500® Trust ETF	11/10/2023	$158.29	25	(956,075)	(570,731)
					(648,012)
PUT OPTIONS
SPDR S&P 500® Trust ETF	11/10/2023	$355.24	25	(956,075)	(45,545)
					(45,545)
TOTAL OPTIONS WRITTEN (Premiums Received $781,761)					$(693,557)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,101,171	$–	$1,101,171
Exchange Traded Funds	325,051	–	–	325,051
U.S. Treasury Note	–	239,998	–	239,998
Total Assets	$325,051	$1,341,169	$–	$1,666,220

Liabilities
Options Written	$–	$693,557	$–	$693,557
Total Liabilities	$–	$693,557	$–	$693,557

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,101,171	$–	$1,101,171
Liabilities - Written options	Options written, at value	$693,557	$–	$693,557

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(102,780)	$–	$(102,780)
Written options	Written Options	88,204	–	88,204
		$(14,576)	$–	$(14,576)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.87%
Purchased Options	111.34
U.S. Treasury Note	24.27
Total Investments	168.48
Written Options	(70.14)
Assets in Excess of Other Liabilities	1.66
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.79%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,260
iShares iBoxx $Investment Grade Corporate Bond ETF (a)	438	46,179
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,121
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	93,477
Vanguard Short-Term Treasury ETF (a)	745	43,076
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		320,113

	Principal Amount
U.S. TREASURY NOTE - 24.38%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	238,065
TOTAL U.S. TREASURY NOTE (Cost $238,111)		238,065

	Contracts	Notional Amount
PURCHASED OPTIONS - 114.87% (b)(c)
CALL OPTIONS - 114.65%
iShares Russell 2000 ETF, Expires 12/11/2023, Strike Price $180.72	54	$941,544	93,600
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $398.97	25	956,075	83,230
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $0.42	25	956,075	942,617
			1,119,447
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $160.00	25	956,075	2,125
			2,125
TOTAL PURCHASED OPTIONS (Cost $1,209,954)			1,121,572

Total Investments (Cost $1,772,222) - 172.04%			1,679,750
Liabilities in Excess of Other Assets - (72.04)%			(703,407)
TOTAL NET ASSETS - 100.00%			$976,343

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $558,178.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	12/11/2023	$196.80	54	$(941,544)	$(55,155)
SPDR S&P 500® Trust ETF	12/11/2023	$434.46	25	(956,075)	(41,033)
SPDR S&P 500® Trust ETF	12/11/2023	$160.00	25	(956,075)	(569,097)
					(665,285)
PUT OPTIONS
SPDR S&P 500® Trust ETF	12/11/2023	$359.07	25	(956,075)	(50,127)
					(50,127)
TOTAL OPTIONS WRITTEN (Premiums Received $783,151)					$(715,412)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,121,572	$–	$1,121,572
Exchange Traded Funds	320,113	–	–	320,113
U.S. Treasury Note	–	238,065	–	238,065
Total Assets	$320,113	$1,359,637	$–	$1,679,750

Liabilities
Options Written	$–	$715,412	$–	$715,412
Total Liabilities	$–	$715,412	$–	$715,412

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,121,572	$–	$1,121,572
Liabilities - Written options	Options written, at value	$715,412	$–	$715,412

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(88,382)	$–	$(88,382)
Written options	Written Options	67,739	–	67,739
		$(20,643)	$–	$(20,643)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.79%
Purchased Options	114.87
U.S. Treasury Note	24.38
Total Investments	172.04
Written Options	(73.27)
Assets in Excess of Other Liabilities	1.23
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 40.11%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,140
Schwab Short-Term U.S. Treasury ETF (a)	1,968	94,936
SPDR Portfolio Short Term Treasury ETF (a)	1,646	47,553
Vanguard Short-Term Treasury ETF (a)	1,645	95,114
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		337,743

	Contracts	Notional Amount

PURCHASED OPTIONS - 140.10% (b)(c)
CALL OPTIONS - 95.26%
iShares MSCI EAFE ETF, Expires 1/10/2023, Strike Price $78.04	128	$840,192	0
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.50	21	803,103	13
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.46	21	803,103	802,138
			802,151
PUT OPTIONS - 44.84%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.68	70	696,920	244,665
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.85	77	811,811	132,955
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.66	21	803,103	–
			377,620
TOTAL PURCHASED OPTIONS (Cost $1,179,919)			1,179,771

Total Investments (Cost $1,529,404) - 180.21%			1,517,514
Liabilities in Excess of Other Assets - (80.21)%			(675,396)
TOTAL NET ASSETS - 100.00%			$842,118

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,743.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	1/10/2023	$82.90	128	$(840,192)	$–
SPDR S&P 500® Trust ETF	1/10/2023	$494.51	21	(803,103)	–
SPDR S&P 500® Trust ETF	1/10/2023	$186.66	21	(803,103)	(411,603)
					(411,603)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.77	70	(696,920)	(294,233)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.32	77	(811,811)	(182,712)
SPDR S&P 500® Trust ETF	1/10/2023	$418.95	21	(803,103)	(75,601)
					(552,546)
TOTAL OPTIONS WRITTEN (Premiums Received $819,465)					$(964,149)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,179,771	$–	$1,179,771
Exchange Traded Funds	337,743	–	–	337,743
Total Assets	$337,743	$1,179,771	$–	$1,517,514

Liabilities
Options Written	$–	$964,149	$–	$964,149
Total Liabilities	$–	$964,149	$–	$964,149

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$802,151	$377,620	$1,179,771
Liabilities - Written options	Options written, at value	$487,204	$476,945	$964,149

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(302,577)	$302,429	$(148)
Written options	Written Options	214,980	(359,664)	(144,684)
		$(87,597)	$(57,235)	$(144,832)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	40.11%
Purchased Options	140.10
Total Investments	180.21
Written Options	(114.50)
Assets in Excess of Other Liabilities	34.29
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 39.30%
iShares 0-3 Month Treasury Bond ETF (a)	1,036	$103,745
Schwab Short-Term U.S. Treasury ETF (a)	2,064	99,567
SPDR Portfolio Short Term Treasury ETF (a)	1,725	49,835
Vanguard Short-Term Treasury ETF (a)	1,726	99,798
TOTAL EXCHANGE TRADED FUNDS (Cost $362,651)		352,945

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 136.85% (b)(c)
CALL OPTIONS - 98.84%
iShares MSCI EAFE ETF, Expires 2/10/2023, Strike Price $76.84	134	$879,576	9,042
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.31	23	879,589	164
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.44	23	879,589	878,582
			887,788
PUT OPTIONS - 38.01%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.89	76	756,656	232,687
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.34	84	885,612	108,636
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.17	23	879,589	33
			341,356
TOTAL PURCHASED OPTIONS (Cost $1,238,310)			1,229,144

Total Investments (Cost $1,600,961) - 176.15%			1,582,089
Liabilities in Excess of Other Assets - (76.15)%			(683,911)
TOTAL NET ASSETS - 100.00%			$898,178

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $352,945.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	2/10/2023	$81.45	134	$(879,576)	$(7,456)
SPDR S&P 500® Trust ETF	2/10/2023	$476.28	23	(879,589)	(32)
SPDR S&P 500® Trust ETF	2/10/2023	$180.17	23	(879,589)	(468,565)
					(476,053)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.73	76	(756,656)	(281,752)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.57	84	(885,612)	(159,804)
SPDR S&P 500® Trust ETF	2/10/2023	$404.38	23	(879,589)	(51,472)
					(493,028)
TOTAL OPTIONS WRITTEN (Premiums Received $856,633)					$(969,081)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,229,144	$–	$1,229,144
Exchange Traded Funds	352,945	–	–	352,945
Total Assets	$352,945	$1,229,144	$–	$1,582,089

Liabilities
Options Written	$–	$969,081	$–	$969,081
Total Liabilities	$–	$969,081	$–	$969,081

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$887,821	$341,323	$1,229,144
Liabilities - Written options	Options written, at value	$527,525	$441,556	$969,081

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in
	Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(272,537)	$263,371	$(9,166)
Written options	Written Options	208,143	(320,591)	(112,448)
		$(64,394)	$(57,220)	$(121,614)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	39.30%
Purchased Options	136.85
Total Investments	176.15
Written Options	(107.90)
Assets in Excess of Other Liabilities	31.75
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 37.91%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,940
Schwab Short-Term U.S. Treasury ETF (a)	1,966	94,840
SPDR Portfolio Short Term Treasury ETF (a)	1,642	47,437
Vanguard Short-Term Treasury ETF (a)	1,643	94,998
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		337,215

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 135.37% (b)(c)
CALL OPTIONS - 105.06%
iShares MSCI EAFE ETF, Expires 3/10/2023, Strike Price $69.40	144	$945,216	13,240
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.46	24	917,832	4,528
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.40	24	917,832	916,879
			934,647
PUT OPTIONS - 30.31%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.48	74	736,744	200,336
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.06	83	875,069	69,180
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.60	24	917,832	82
			269,598
TOTAL PURCHASED OPTIONS (Cost $1,279,144)			1,204,245

Total Investments (Cost $1,624,840) - 173.28%			1,541,460
Liabilities in Excess of Other Assets - (73.28)%			(651,876)
TOTAL NET ASSETS - 100.00%			$889,584

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,215.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	3/10/2023	$74.58	144	$(945,216)	$(5,943)
SPDR S&P 500® Trust ETF	3/10/2023	$457.26	24	(917,832)	(552)
SPDR S&P 500® Trust ETF	3/10/2023	$170.60	24	(917,832)	(515,340)
					(521,835)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.19	74	(736,744)	(250,185)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.06	83	(875,069)	(119,715)
SPDR S&P 500® Trust ETF	3/10/2023	$382.91	24	(917,832)	(31,124)
					(401,024)
TOTAL OPTIONS WRITTEN (Premiums Received $895,495)					$(922,859)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,204,245	$–	$1,204,245
Exchange Traded Funds	337,215	–	–	337,215
Total Assets	$337,215	$1,204,245	$–	$1,541,460

Liabilities
Options Written	$–	$922,859	$–	$922,859
Total Liabilities	$–	$922,859	$–	$922,859

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$934,729	$269,516	$1,204,245
Liabilities - Written options	Options written, at value	$552,959	$369,900	$922,859

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(258,590)	$183,690	$(74,900)
Written options	Written Options	215,591	(242,955)	(27,364)
		$(42,999)	$(59,265)	$(102,264)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	37.91%
Purchased Options	135.37
Total Investments	173.28
Written Options	(103.74)
Assets in Excess of Other Liabilities	30.46
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 38.74%
iShares 0-3 Month Treasury Bond ETF (a)	997	$99,840
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,460
TOTAL EXCHANGE TRADED FUNDS (Cost $343,658)		338,291

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 123.13% (b)(c)
CALL OPTIONS - 101.64%
iShares MSCI EAFE ETF, Expires 4/10/2023, Strike Price $72.12	138	$905,832	8,961
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.90	23	879,589	3,179
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.42	23	879,589	875,141
			887,281
PUT OPTIONS - 21.49%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.22	81	806,436	140,215
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.43	86	906,698	47,133
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.39	23	879,589	272
			187,620
TOTAL PURCHASED OPTIONS (Cost $1,248,547)			1,074,901

Total Investments (Cost $1,592,205) - 161.87%			1,413,192
Liabilities in Excess of Other Assets - (61.87)%			(540,199)
TOTAL NET ASSETS - 100.00%			$872,993

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,291.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	4/10/2023	$77.02	138	$(905,832)	$(5,595)
SPDR S&P 500® Trust ETF	4/10/2023	$469.83	23	(879,589)	(541)
SPDR S&P 500® Trust ETF	4/10/2023	$176.39	23	(879,589)	(479,640)
					(485,776)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.39	81	(806,436)	(185,318)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.24	86	(906,698)	(90,797)
SPDR S&P 500® Trust ETF	4/10/2023	$395.91	23	(879,589)	(51,144)
					(327,259)
TOTAL OPTIONS WRITTEN (Premiums Received $864,310)					$(813,035)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,074,901	$–	$1,074,901
Exchange Traded Funds	338,291	–	–	338,291
Total Assets	$338,291	$1,074,901	$–	$1,413,192

Liabilities
Options Written	$–	$813,035	$–	$813,035
Total Liabilities	$–	$813,035	$–	$813,035

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$887,553	$187,348	$1,074,901
Liabilities - Written options	Options written, at value	$536,920	$276,115	$813,035

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(422)	$–	$(422)
Written options	Written Options	196	–	196
		$(226)	$–	$(226)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(270,415)	$96,770	$(173,645)
Written options	Written Options	198,899	(147,624)	51,275
		$(71,516)	$(50,854)	$(122,370)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.74%
Purchased Options	123.13
Total Investments	161.87
Written Options	(93.13)
Assets in Excess of Other Liabilities	31.26
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.71%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,539
Schwab Short-Term U.S. Treasury ETF (a)	1,975	95,274
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,650	95,403
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		337,885

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 121.10% (b)(c)
CALL OPTIONS - 107.80%
iShares MSCI EAFE ETF, Expires 5/10/2023, Strike Price $65.73	152	$997,728	60,440
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.07	25	956,075	37,439
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.38	25	956,075	951,332
			1,049,211
PUT OPTIONS - 13.30%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.56	85	846,260	99,996
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.24	89	938,327	29,087
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.02	25	956,075	388
			129,471
TOTAL PURCHASED OPTIONS (Cost $1,267,412)			1,178,682

Total Investments (Cost $1,610,595) - 155.81%			1,516,567
Liabilities in Excess of Other Assets - (55.81)%			(543,252)
TOTAL NET ASSETS - 100.00%			$973,315

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,885.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	5/10/2023	$70.94	152	$(997,728)	$(21,457)
SPDR S&P 500® Trust ETF	5/10/2023	$430.70	25	(956,075)	(10,531)
SPDR S&P 500® Trust ETF	5/10/2023	$160.02	25	(956,075)	(561,978)
					(593,966)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.38	85	(846,260)	(140,084)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.83	89	(938,327)	(60,275)
SPDR S&P 500® Trust ETF	5/10/2023	$359.16	25	(956,075)	(26,162)
					(226,521)
TOTAL OPTIONS WRITTEN (Premiums Received $886,103)					$(820,487)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,178,682	$–	$1,178,682
Exchange Traded Funds	337,885	–	–	337,885
Total Assets	$337,885	$1,178,682	$–	$1,516,567

Liabilities
Options Written	$–	$820,487	$–	$820,487
Total Liabilities	$–	$820,487	$–	$820,487

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,049,599	$129,083	$1,178,682
Liabilities - Written options	Options written, at value	$620,128	$200,359	$820,487

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in
	Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(123,139)	$34,410	$(88,729)
Written options	Written Options	133,365	(67,749)	65,616
		$10,226	$(33,339)	$(23,113)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.71%
Purchased Options	121.10
Total Investments	155.81
Written Options	(84.29)
Assets in Excess of Other Liabilities	28.48
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.28%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,139
Schwab Short-Term U.S. Treasury ETF (a)	1,982	95,612
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,656	95,749
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		338,342

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 126.92% (b)(c)
CALL OPTIONS - 115.25%
iShares MSCI EAFE ETF, Expires 6/12/2023, Strike Price $64.69	155	$1,017,420	86,245
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.78	26	994,318	61,906
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.37	26	994,318	989,415
			1,137,566
PUT OPTIONS - 11.67%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.78	88	876,128	88,249
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.73	90	948,870	26,370
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.29	26	994,318	590
			115,209
TOTAL PURCHASED OPTIONS (Cost $1,277,958)			1,252,775

Total Investments (Cost $1,620,262) - 161.20%			1,591,117
Liabilities in Excess of Other Assets - (61.20)%			(603,983)
TOTAL NET ASSETS - 100.00%			$987,134

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,342.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	6/12/2023	$69.70	155	$(1,017,420)	$(43,414)
SPDR S&P 500® Trust ETF	6/12/2023	$420.01	26	(994,318)	(25,229)
SPDR S&P 500® Trust ETF	6/12/2023	$156.29	26	(994,318)	(597,994)
					(666,637)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.45	88	(876,128)	(125,882)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.24	90	(948,870)	(53,760)
SPDR S&P 500® Trust ETF	6/12/2023	$350.80	26	(994,318)	(26,542)
					(206,184)
TOTAL OPTIONS WRITTEN (Premiums Received $886,940)					$(872,821)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,252,775	$–	$1,252,775
Exchange Traded Funds	338,342	–	–	338,342
Total Assets	$338,342	$1,252,775	$–	$1,591,117

Liabilities
Options Written	$–	$872,821	$–	$872,821
Total Liabilities	$–	$872,821	$–	$872,821

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,138,156	$114,619	$1,252,775
Liabilities - Written options	Options written, at value	$693,179	$179,642	$872,821

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in
	Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(56,398)	$31,216	$(25,182)
Written options	Written Options	72,471	(58,352)	14,119
		$16,073	$(27,136)	$(11,063)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.28%
Purchased Options	126.92
Total Investments	161.20
Written Options	(88.43)
Assets in Excess of Other Liabilities	27.23
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.97%
iShares 0-3 Month Treasury Bond ETF (a)	985	$98,638
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,669
Vanguard Short-Term Treasury ETF (a)	1,651	95,461
TOTAL EXCHANGE TRADED FUNDS (Cost $341,259)		337,090

	Contracts	Notional Amount
PURCHASED OPTIONS - 131.07% (b)(c)
CALL OPTIONS - 118.13%
iShares MSCI EAFE ETF, Expires 7/10/2023, Strike Price $61.34	156	$1,023,984	114,286
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.21	26	994,318	72,914
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.37	26	994,318	985,009
			1,172,209
PUT OPTIONS - 12.94%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.64	87	866,172	94,438
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.41	90	948,870	33,139
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.06	26	994,318	820
			128,397
TOTAL PURCHASED OPTIONS (Cost $1,259,949)			1,300,606
Total Investments (Cost $1,601,208) - 165.04%			1,637,696
Liabilities in Excess of Other Assets - (65.04)%			(645,403)
TOTAL NET ASSETS - 100.00%			$992,293

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,090.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	7/10/2023	$66.35	156	$(1,023,984)	$(68,494)
SPDR S&P 500® Trust ETF	7/10/2023	$415.62	26	(994,318)	(32,403)
SPDR S&P 500® Trust ETF	7/10/2023	$154.06	26	(994,318)	(602,516)
					(703,413)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/10/2023	$114.36	87	(866,172)	(131,333)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	$110.96	90	(948,870)	(59,528)
SPDR S&P 500® Trust ETF	7/10/2023	$345.79	26	(994,318)	(28,230)
					(219,091)
TOTAL OPTIONS WRITTEN (Premiums Received $876,037)					$(922,504)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,300,606	$–	$1,300,606
Exchange Traded Funds	337,090	–	–	337,090
Total Assets	$337,090	$1,300,606	$–	$1,637,696

Liabilities
Options Written	$–	$922,504	$–	$922,504
Total Liabilities	$–	$922,504	$–	$922,504

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,173,029	$127,577	$1,300,606
Liabilities - Written options	Options written, at value	$731,643	$190,861	$922,504

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$5,220	$35,438	$40,658
Written options	Written Options	14,962	(61,429)	(46,467)
		$20,182	$(25,991)	$(5,809)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.97%
Purchased Options	131.07
Total Investments	165.04
Written Options	(92.97)
Assets in Excess of Other Liabilities	27.93
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 36.16%
iShares 0-3 Month Treasury Bond ETF (a)	977	$97,837
Schwab Short-Term U.S. Treasury ETF (a)	1,976	95,322
SPDR Portfolio Short Term Treasury ETF (a)	1,649	47,639
Vanguard Short-Term Treasury ETF (a)	1,651	95,461
TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)		336,259

	Contracts	Notional Amount
PURCHASED OPTIONS - 125.68% (b)(c)
CALL OPTIONS - 108.80%
iShares MSCI EAFE ETF, Expires 8/10/2023, Strike Price $66.27	150	$984,600	70,079
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $419.97	24	917,832	32,427
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.40	24	917,832	909,173
			1,011,679
PUT OPTIONS - 16.88%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.51	85	846,260	112,827
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.11	87	917,241	42,895
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.39	24	917,832	1,295
			157,017
TOTAL PURCHASED OPTIONS (Cost $1,254,031)			1,168,696
Total Investments (Cost $1,594,461) - 161.84%			1,504,955
Liabilities in Excess of Other Assets - (61.84)%			(575,108)
TOTAL NET ASSETS - 100.00%			$929,847

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,259.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	8/10/2023	$71.35	150	$(984,600)	$(33,172)
SPDR S&P 500® Trust ETF	8/10/2023	$452.20	24	(917,832)	(10,626)
SPDR S&P 500® Trust ETF	8/10/2023	$168.39	24	(917,832)	(525,399)
					(569,197)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2023	$117.38	85	(846,260)	(150,941)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	$113.80	87	(917,241)	(74,045)
SPDR S&P 500® Trust ETF	8/10/2023	$377.97	24	(917,832)	(51,319)
					(276,305)
TOTAL OPTIONS WRITTEN (Premiums Received $862,616)					$(845,502)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,168,696	$–	$1,168,696
Exchange Traded Funds	336,259	–	–	336,259
Total Assets	$336,259	$1,168,696	$–	$1,504,955

Liabilities
Options Written	$–	$845,502	$–	$845,502
Total Liabilities	$–	$845,502	$–	$845,502

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,012,973	$155,723	$1,168,696
Liabilities - Written options	Options written, at value	$620,516	$224,986	$845,502

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(163,149)	$77,812	$(85,337)
Written options	Written Options	128,966	(111,852)	17,114
		$(34,183)	$(34,040)	$(68,223)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	36.16%
Purchased Options	125.68
Total Investments	161.84
Written Options	(90.92)
Assets in Excess of Other Liabilities	29.08
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 34.74%
iShares 0-3 Month Treasury Bond ETF (a)	977	$97,837
Schwab Short-Term U.S. Treasury ETF (a)	1,984	95,708
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,842
Vanguard Short-Term Treasury ETF (a)	1,658	95,865
TOTAL EXCHANGE TRADED FUNDS (Cost $339,865)		337,252

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.51% (b)(c)
CALL OPTIONS - 110.05%
iShares MSCI EAFE ETF, Expires 9/11/2023, Strike Price $63.31	155	$1,017,420	110,362
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.95	24	917,832	48,825
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.39	24	917,832	909,199
			1,068,386
PUT OPTIONS - 10.46%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.86	92	915,952	72,067

iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.11	92	969,956	28,016
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.78	24	917,832	1,500
			101,583
TOTAL PURCHASED OPTIONS (Cost $1,243,953)			1,169,969
Total Investments (Cost $1,583,818) - 155.25%			1,507,221
Liabilities in Excess of Other Assets - (55.25)%			(536,380)
TOTAL NET ASSETS - 100.00%			$970,841

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,252.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	9/11/2023	$68.63	155	$(1,017,420)	$(64,560)
SPDR S&P 500® Trust ETF	9/11/2023	$445.53	24	(917,832)	(18,285)
SPDR S&P 500® Trust ETF	9/11/2023	$164.78	24	(917,832)	(534,276)
					(617,121)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/11/2023	$108.28	92	(915,952)	(102,480)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	$108.54	92	(969,956)	(48,473)
SPDR S&P 500® Trust ETF	9/11/2023	$369.85	24	(917,832)	(47,659)
					(198,612)
TOTAL OPTIONS WRITTEN (Premiums Received $860,891)					$(815,733)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,169,969	$–	$1,169,969
Exchange Traded Funds	337,252	–	–	337,252
Total Assets	$337,252	$1,169,969	$–	$1,507,221

Liabilities
Options Written	$–	$815,733	$–	$815,733
Total Liabilities	$–	$815,733	$–	$815,733

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,069,886	$100,083	$1,169,969
Liabilities - Written options	Options written, at value	$664,780	$150,953	$815,733

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(89,288)	$15,305	$(73,983)
Written options	Written Options	76,376	(31,218)	45,158
		$(12,912)	$(15,913)	$(28,825)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.74%
Purchased Options	120.51
Total Investments	155.25
Written Options	(84.02)
Assets in Excess of Other Liabilities	28.77
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 31.29%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,761
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	49,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	96,636
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	97,663
Vanguard Short-Term Treasury ETF (a)	748	43,249
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		330,334

	Principal Amount
U.S. TREASURY NOTE - 22.74%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	240,091
TOTAL U.S. TREASURY NOTE (Cost $240,676)		240,091

	Contracts	Notional Amount
PURCHASED OPTIONS - 129.64% (b)(c)
CALL OPTIONS - 129.42%
iShares MSCI EAFE ETF, Expires 10/10/2023, Strike Price $56.51	172	$1,129,008	210,114
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $360.00	27	1,032,561	137,723
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $0.34	27	1,032,561	1,018,226
			1,366,063
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $144.35	27	1,032,561	2,274
			2,274
TOTAL PURCHASED OPTIONS (Cost $1,169,887)			1,368,337
Total Investments (Cost $1,733,771) - 183.67%			1,938,762
Liabilities in Excess of Other Assets - (83.67)%			(883,123)
TOTAL NET ASSETS - 100.00%			$1,055,639

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,425.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	10/10/2023	$61.96	172	$(1,129,008)	$(153,125)
SPDR S&P 500® Trust ETF	10/10/2023	$394.76	27	(1,032,561)	(80,143)
SPDR S&P 500® Trust ETF	10/10/2023	$144.35	27	(1,032,561)	(644,360)
					(877,628)
PUT OPTIONS
SPDR S&P 500® Trust ETF	10/10/2023	$324.00	27	(1,032,561)	(27,633)
					(27,633)
TOTAL OPTIONS WRITTEN (Premiums Received $752,937)					$(905,261)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,368,337	$–	$1,368,337
Exchange Traded Funds	330,334	–	–	330,334
U.S. Treasury Note	–	240,091	–	240,091
Total Assets	$330,334	$1,608,428	$–	$1,938,762

Liabilities
Options Written	$–	$905,261	$–	$905,261
Total Liabilities	$–	$905,261	$–	$905,261

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,368,337	$–	$1,368,337
Liabilities - Written options	Options written, at value	$905,261	$–	$905,261

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$198,450	$–	$198,450
Written options	Written Options	(152,324)	–	(152,324)
		$46,126	$–	$46,126

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.29%
Purchased Options	129.64
U.S. Treasury Note	22.74
Total Investments	183.67
Written Options	(85.76)
Assets in Excess of Other Liabilities	2.09
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.09%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,361
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	47,970
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	95,172
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	95,415
Vanguard Short-Term Treasury ETF (a)	746	43,134
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		325,052

	Principal Amount
U.S. TREASURY NOTE - 23.69%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,800	239,998
TOTAL U.S. TREASURY NOTE (Cost $240,462)		239,998

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.85% (b)(c)
CALL OPTIONS - 111.66%
iShares MSCI EAFE ETF, Expires 11/10/2023, Strike Price $64.18	153	$1,004,292	106,956
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $394.67	25	956,075	81,482
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $0.37	25	956,075	942,732
			1,131,170
PUT OPTIONS - 0.19%
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $158.25	25	956,075	1,885
			1,885
TOTAL PURCHASED OPTIONS (Cost $1,179,970)			1,133,055
Total Investments (Cost $1,743,413) - 167.63%			1,698,105
Liabilities in Excess of Other Assets - (67.63)%			(685,127)
TOTAL NET ASSETS - 100.00%			$1,012,978

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $565,050.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	11/10/2023	$69.90	153	$(1,004,292)	$(44,564)
SPDR S&P 500® Trust ETF	11/10/2023	$429.90	25	(956,075)	(39,811)
SPDR S&P 500® Trust ETF	11/10/2023	$158.25	25	(956,075)	(570,824)
					(655,199)
PUT OPTIONS
SPDR S&P 500® Trust ETF	11/10/2023	$355.20	25	(956,075)	(45,519)
					(45,519)
TOTAL OPTIONS WRITTEN (Premiums Received $757,032)					$(700,718)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,133,055	$–	$1,133,055
Exchange Traded Funds	325,052	–	–	325,052
U.S. Treasury Note	–	239,998	–	239,998
Total Assets	$325,052	$1,373,053	$–	$1,698,105

Liabilities
Options Written	$–	$700,718	$–	$700,718
Total Liabilities	$–	$700,718	$–	$700,718

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,133,055	$–	$1,133,055
Liabilities - Written options	Options written, at value	$700,718	$–	$700,718

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(46,915)	$–	$(46,915)
Written options	Written Options	56,314	–	56,314
		$9,399	$–	$9,399

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.09%
Purchased Options	111.85
U.S. Treasury Note	23.69
Total Investments	167.63
Written Options	(69.17)
Assets in Excess of Other Liabilities	1.54
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.60%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,260
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	438	46,179
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,121
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	93,477
Vanguard Short-Term Treasury ETF (a)	745	43,076
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		320,113

	Principal Amount
U.S. TREASURY NOTE - 24.24%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	238,065
TOTAL U.S. TREASURY NOTE (Cost $238,110)		238,065

	Contracts	Notional Amount
PURCHASED OPTIONS - 113.05% (b)(c)
CALL OPTIONS - 112.83%
iShares MSCI EAFE ETF, Expires 12/11/2023, Strike Price $67.11	148	$971,472	82,050
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $398.93	25	956,075	83,281
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $0.38	25	956,075	942,712
			1,108,043
PUT OPTIONS - 0.22%
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $159.96	25	956,075	2,124
			2,124
TOTAL PURCHASED OPTIONS (Cost $1,191,912)			1,110,167

Total Investments (Cost $1,754,179) - 169.89%			1,668,345
Liabilities in Excess of Other Assets - (69.89)%			(686,352)
TOTAL NET ASSETS - 100.00%			$981,993

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $558,178.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	12/11/2023	$72.85	148	$(971,472)	$(36,036)
SPDR S&P 500® Trust ETF	12/11/2023	$433.10	25	(956,075)	(42,376)
SPDR S&P 500® Trust ETF	12/11/2023	$159.96	25	(956,075)	(569,189)
					(647,601)
PUT OPTIONS
SPDR S&P 500® Trust ETF	12/11/2023	$359.04	25	(956,075)	(50,105)
					(50,105)
TOTAL OPTIONS WRITTEN (Premiums Received $764,454)					$(697,706)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,110,167	$–	$1,110,167
Exchange Traded Funds	320,113	–	–	320,113
U.S. Treasury Note	–	238,065	–	238,065
Total Assets	$320,113	$1,348,232	$–	$1,668,345

Liabilities
Options Written	$–	$697,706	$–	$697,706
Total Liabilities	$–	$697,706	$–	$697,706

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,110,167	$–	$1,110,167
Liabilities - Written options	Options written, at value	$697,705	$–	$697,705

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(81,745)	$–	$(81,745)
Written options	Written Options	66,748	–	66,748
		$(14,997)	$–	$(14,997)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.60%
Purchased Options	113.05
U.S. Treasury Note	24.24
Total Investments	169.89
Written Options	(71.05)
Assets in Excess of Other Liabilities	1.16
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 69.64%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,974	$77,950
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,780	209,389
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,186	77,388
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,356	207,423
TOTAL EXCHANGE TRADED FUNDS (Cost $660,975)		572,150

	Principal Amount
U.S. TREASURY NOTE - 23.98%
United States Treasury Note, 0.750%, 1/31/2028 (a)	$231,200	197,008
TOTAL U.S. TREASURY NOTE (Cost $220,794)		197,008

	Contracts	Notional Amount
PURCHASED OPTIONS - 16.94% (b)(c)
CALL OPTIONS - 16.94%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.03	23	$883,085	139,132
			139,132
TOTAL PURCHASED OPTIONS (Cost $207,500)			139,132

Total Investments (Cost $1,089,269) - 110.56%			908,290
Liabilities in Excess of Other Assets - (10.56)%			(86,776)
TOTAL NET ASSETS - 100.00%			$821,514

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $769,158.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	1/10/2028	$373.62	21	$(806,295)	$(96,758)
					(96,758)
TOTAL OPTIONS WRITTEN (Premiums Received $86,357)					$(96,758)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$139,132	$–	$139,132
Exchange Traded Funds	572,150	–	–	572,150
U.S. Treasury Note	–	197,008	–	197,008
Total Assets	$572,150	$336,140	$–	$908,290

Liabilities
Options Written	$–	$96,758	$–	$96,758
Total Liabilities	$–	$96,758	$–	$96,758

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$139,132	$–	$139,132
Liabilities - Written options	Options written, at value	$96,758	$–	$96,758

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(68,367)	$–	$(68,367)
Written options	Written Options	(10,401)	–	(10,401)
		$(78,768)	$–	$(78,768)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	69.64%
Purchased Options	16.94
U.S. Treasury Note	23.98
Total Investments	110.56
Written Options	(11.78)
Assets in Excess of Other Liabilities	1.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 63.56%
Invesco BulletShares 2028 Corporate Bond ETF (a)	6,641	$130,263
Invesco BulletShares 2029 Corporate Bond ETF (a)	21,357	379,621
iShares iBonds Dec 2028 Term Corporate ETF (a)	5,318	129,174
iShares iBonds Dec 2029 Term Corporate ETF (a)	16,950	375,782
TOTAL EXCHANGE TRADED FUNDS (Cost $1,062,856)		1,014,840

	Principal Amount
U.S. TREASURY NOTE - 21.77%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$399,800	347,654
TOTAL U.S. TREASURY NOTE (Cost $365,651)		347,654

	Contracts	Notional Amount
PURCHASED OPTIONS - 23.10% (b)(c)
CALL OPTIONS - 23.10%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.28	50	$1,919,750	368,913
			368,913
TOTAL PURCHASED OPTIONS (Cost $440,407)			368,913

Total Investments (Cost $1,868,914) - 108.43%			1,731,407
Liabilities in Excess of Other Assets - (8.43)%			(134,654)
TOTAL NET ASSETS - 100.00%			$1,596,753

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,362,494.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	4/10/2028	$353.03	40	$(1,535,800)	$(162,140)
					(162,140)
TOTAL OPTIONS WRITTEN (Premiums Received $147,666)					$(162,140)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$368,913	$–	$368,913
Exchange Traded Funds	1,014,840	–	–	1,014,840
U.S. Treasury Note	–	347,654	–	347,654
Total Assets	$1,014,840	$716,567	$–	$1,731,407
Liabilities
Options Written	$–	$162,140	$–	$162,140
Total Liabilities	$–	$162,140	$–	$162,140

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$368,913	$–	$368,913
Liabilities - Written options	Options written, at value	$162,140	$–	$162,140

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(45,101)	$–	$(45,101)
Written options	Written Options	(21,294)	–	(21,294)
		$(66,395)	$–	$(66,395)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(71,494)	$–	$(71,494)
Written options	Written Options	(14,474)	–	(14,474)
		$(85,968)	$–	$(85,968)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	63.56%
Purchased Options	23.10
U.S. Treasury Note	21.77
Total Investments	108.43
Written Options	(10.15)
Assets in Excess of Other Liabilities	1.72
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 55.31%
Invesco BulletShares 2028 Corporate Bond ETF (a)	9,557	$187,461
Invesco BulletShares 2029 Corporate Bond ETF (a)	30,868	548,679
iShares iBonds Dec 2028 Term Corporate ETF (a)	7,686	186,693
iShares iBonds Dec 2029 Term Corporate ETF (a)	24,590	545,160
TOTAL EXCHANGE TRADED FUNDS (Cost $1,506,334)		1,467,993

	Principal Amount
U.S. TREASURY NOTE - 19.01%
United States Treasury Note, 1.000%, 7/31/2028 (a)	$592,200	504,480
TOTAL U.S. TREASURY NOTE (Cost $525,067)		504,480

	Contracts	Notional Amount
PURCHASED OPTIONS - 31.54% (b)(c)
CALL OPTIONS - 31.54%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.44	82	$3,148,390	837,132
			837,132
TOTAL PURCHASED OPTIONS (Cost $857,722)			837,132

Total Investments (Cost $2,889,123) - 105.86%			2,809,605
Liabilities in Excess of Other Assets - (5.86)%			(155,494)
TOTAL NET ASSETS - 100.00%			$2,654,111

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,972,473.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	7/10/2028	$308.35	69	$(2,649,255)	$(203,605)
					(203,605)
TOTAL OPTIONS WRITTEN (Premiums Received $187,123)					$(203,605)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$837,132	$–	$837,132
Exchange Traded Funds	1,467,993	–	–	1,467,993
U.S. Treasury Note	–	504,480	–	504,480
Total Assets	$1,467,993	$1,341,612	$–	$2,809,605

Liabilities
Options Written	$–	$203,605	$–	$203,605
Total Liabilities	$–	$203,605	$–	$203,605

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$837,132	$–	$837,132
Liabilities - Written options	Options written, at value	$203,605	$–	$203,605

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(20,590)	$–	$(20,590)
Written options	Written Options	(16,482)	–	(16,482)
		$(37,072)	$–	$(37,072)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	55.31%
Purchased Options	31.54
U.S. Treasury Note	19.01
Total Investments	105.86
Written Options	(7.67)
Assets in Excess of Other Liabilities	1.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 54.72%
Invesco BulletShares 2028 Corporate Bond ETF (a)	10,492	$205,802
Invesco BulletShares 2029 Corporate Bond ETF (a)	3,941	70,051
iShares iBonds Dec 2028 Term Corporate ETF (a)	8,486	206,125
iShares iBonds Dec 2029 Term Corporate ETF (a)	3,138	69,569
TOTAL EXCHANGE TRADED FUNDS (Cost $536,065)		551,547

	Principal Amount
U.S. TREASURY NOTE - 18.80%
United States Treasury Note, 1.375%, 10/31/2028 (a)	$219,000	189,469
TOTAL U.S. TREASURY NOTE (Cost $187,913)		189,469

	Contracts	Notional Amount
PURCHASED OPTIONS - 31.22% (b)(c)
CALL OPTIONS - 31.22%
S&P 500® Mini Index, Expires 10/10/2028, Strike Price $361.24	27	$1,036,665	314,721
			314,721
TOTAL PURCHASED OPTIONS (Cost $337,629)			314,721

Total Investments (Cost $1,061,607) - 104.74%			1,055,737
Liabilities in Excess of Other Assets - (4.74)%			(47,846)
TOTAL NET ASSETS - 100.00%			$1,007,891

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $741,016.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	10/10/2028	$289.00	27	$(1,036,665)	$(69,682)
					(69,682)
TOTAL OPTIONS WRITTEN (Premiums Received $77,470)					$(69,682)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$314,721	$–	$314,721
Exchange Traded Funds	551,547	–	–	551,547
U.S. Treasury Note	–	189,469	–	189,469
Total Assets	$551,547	$504,190	$–	$1,055,737
Liabilities
Options Written	$–	$69,682	$–	$69,682
Total Liabilities	$–	$69,682	$–	$69,682

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$314,721	$–	$314,721
Liabilities - Written options	Options written, at value	$69,682	$–	$69,682

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(22,907)	$–	$(22,907)
Written options	Written Options	7,788	–	7,788
		$(15,119)	$–	$(15,119)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	54.72%
Purchased Options	31.22
U.S. Treasury Note	18.80
Total Investments	104.74
Written Options	(6.91)
Assets in Excess of Other Liabilities	2.17
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 69.51%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,982	$78,107
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,805	209,833
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,193	77,558
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,376	207,866
TOTAL EXCHANGE TRADED FUNDS (Cost $662,237)		573,364

	Principal Amount
U.S. TREASURY NOTE - 23.93%
United States Treasury Note, 0.750%, 1/31/2028 (a)	$231,700	197,434
TOTAL U.S. TREASURY NOTE (Cost $221,236)		197,434

	Contracts	Notional Amount
PURCHASED OPTIONS - 14.67% (b)(c)
CALL OPTIONS - 14.67%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.04	20	$767,900	120,977
			120,977
TOTAL PURCHASED OPTIONS (Cost $182,995)			120,977

Total Investments (Cost $1,066,468) - 108.11%			891,775
Liabilities in Excess of Other Assets - (8.11)%			(66,897)
TOTAL NET ASSETS - 100.00%			$824,878

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $770,798.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	1/10/2028	$467.04	10	$(383,950)	$(81,074)
					(81,074)
TOTAL OPTIONS WRITTEN (Premiums Received $67,662)					$(81,074)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$120,977	$–	$120,977
Exchange Traded Funds	573,364	–	–	573,364
U.S. Treasury Note	–	197,434	–	197,434
Total Assets	$573,364	$318,411	$–	$891,775
Liabilities
Options Written	$–	$81,074	$–	$81,074
Total Liabilities	$–	$81,074	$–	$81,074

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$120,977	$–	$120,977
Liabilities - Written options	Options written, at value	$81,074	$–	$81,074

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(62,018)	$–	$(62,018)
Written options	Written Options	(13,412)	–	(13,412)
		$(75,430)	$–	$(75,430)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	69.51%
Purchased Options	14.67
U.S. Treasury Note	23.93
Total Investments	108.11
Written Options	(9.83)
Assets in Excess of Other Liabilities	1.72
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 64.73%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,809	$74,714
Invesco BulletShares 2029 Corporate Bond ETF (a)	12,249	217,726
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,050	74,085
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,721	215,514
TOTAL EXCHANGE TRADED FUNDS (Cost $619,422)		582,039

	Principal Amount
U.S. TREASURY NOTE - 22.18%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$229,300	199,392
TOTAL U.S. TREASURY NOTE (Cost $211,317)		199,392

	Contracts	Notional Amount
PURCHASED OPTIONS - 20.51% (b)(c)
CALL OPTIONS - 20.51%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.30	25	$959,875	184,435
			184,435
TOTAL PURCHASED OPTIONS (Cost $258,855)			184,435

Total Investments (Cost $1,089,594) - 107.42%			965,866
Liabilities in Excess of Other Assets - (7.42)%			(66,749)
TOTAL NET ASSETS - 100.00%			$899,117

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $781,431.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	4/10/2028	$441.30	11	$(422,345)	$(77,722)
					(77,722)
TOTAL OPTIONS WRITTEN (Premiums Received $68,775)					$(77,722)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$184,435	$–	$184,435
Exchange Traded Funds	582,039	–	–	582,039
U.S. Treasury Note	–	199,392	–	199,392
Total Assets	$582,039	$383,827	$–	$965,866

Liabilities
Options Written	$–	$77,722	$–	$77,722
Total Liabilities	$–	$77,722	$–	$77,722

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$184,435	$–	$184,435
Liabilities - Written options	Options written, at value	$77,722	$–	$77,722

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(74,420)	$–	$(74,420)
Written options	Written Options	(8,947)	–	(8,947)
		$(83,367)	$–	$(83,367)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	64.73%
Purchased Options	20.51
U.S. Treasury Note	22.18
Total Investments	107.42
Written Options	(8.64)
Assets in Excess of Other Liabilities	1.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 56.27%
Invesco BulletShares 2028 Corporate Bond ETF (a)	4,350	$85,325
Invesco BulletShares 2029 Corporate Bond ETF (a)	14,051	249,757
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,489	84,748
iShares iBonds Dec 2029 Term Corporate ETF (a)	11,160	247,417
TOTAL EXCHANGE TRADED FUNDS (Cost $686,272)		667,247

	Principal Amount
U.S. TREASURY NOTE - 19.37%
United States Treasury Note, 1.000%, 7/31/2028 (a)	$269,600	229,666
TOTAL U.S. TREASURY NOTE (Cost $240,235)		229,666

	Contracts	Notional Amount
PURCHASED OPTIONS - 29.28% (b)(c)
CALL OPTIONS - 29.28%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.46	34	$1,305,430	347,069
			347,069
TOTAL PURCHASED OPTIONS (Cost $338,198)			347,069

Total Investments (Cost $1,264,705) - 104.92%			1,243,982
Liabilities in Excess of Other Assets - (4.92)%			(58,355)
TOTAL NET ASSETS - 100.00%			$1,185,627

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $896,913.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	7/10/2028	$385.46	16	$(614,320)	$(81,870)
					(81,870)
TOTAL OPTIONS WRITTEN (Premiums Received $78,708)					$(81,870)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$347,069	$–	$347,069
Exchange Traded Funds	667,247	–	–	667,247
U.S. Treasury Note	–	229,666	–	229,666
Total Assets	$667,247	$576,735	$–	$1,243,982
Liabilities
Options Written	$–	$81,870	$–	$81,870
Total Liabilities	$–	$81,870	$–	$81,870

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$347,069	$–	$347,069
Liabilities - Written options	Options written, at value	$81,870	$–	$81,870

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$8,871	$–	$8,871
Written options	Written Options	(3,162)	–	(3,162)
		$5,709	$–	$5,709

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	56.27%
Purchased Options	29.28
U.S. Treasury Note	19.37
Total Investments	104.92
Written Options	(6.91)
Assets in Excess of Other Liabilities	1.99
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 54.85%
Invesco BulletShares 2028 Corporate Bond ETF (a)	10,492	$205,801
Invesco BulletShares 2029 Corporate Bond ETF (a)	3,941	70,051
iShares iBonds Dec 2028 Term Corporate ETF (a)	8,486	206,125
iShares iBonds Dec 2029 Term Corporate ETF (a)	3,138	69,569
TOTAL EXCHANGE TRADED FUNDS (Cost $536,065)		551,546

	Principal Amount
U.S. TREASURY NOTE - 18.84%
United States Treasury Note, 1.375%, 10/31/2028 (a)	$218,900	189,383
TOTAL U.S. TREASURY NOTE (Cost $187,827)		189,383

	Contracts	Notional Amount
PURCHASED OPTIONS - 28.98% (b)(c)
CALL OPTIONS - 28.98%
S&P 500® Mini Index, Expires 10/10/2028, Strike Price $361.26	25	$959,875	291,383
			291,383
TOTAL PURCHASED OPTIONS (Cost $313,394)			291,383

Total Investments (Cost $1,037,286) - 102.67%			1,032,312
Liabilities in Excess of Other Assets - (2.67)%			(26,856)
TOTAL NET ASSETS - 100.00%			$1,005,456

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $740,929.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	10/10/2028	$361.26	13	$(499,135)	$(57,400)
					(57,400)
TOTAL OPTIONS WRITTEN (Premiums Received $62,897)					$(57,400)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$291,383	$–	$291,383
Exchange Traded Funds	551,546	–	–	551,546
U.S. Treasury Note	–	189,383	–	189,383
Total Assets	$551,546	$480,766	$–	$1,032,312
Liabilities
Options Written	$–	$57,400	$–	$57,400
Total Liabilities	$–	$57,400	$–	$57,400

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$291,383	$–	$291,383
Liabilities - Written options	Options written, at value	$57,400	$–	$57,400

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(22,011)	$–	$(22,011)
Written options	Written Options	5,497	–	5,497
		$(16,514)	$–	$(16,514)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	54.85%
Purchased Options	28.98
U.S. Treasury Note	18.84
Total Investments	102.67
Written Options	(5.71)
Assets in Excess of Other Liabilities	3.04
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 32.21%
iShares 0-3 Month Treasury Bond ETF (a)	665	$66,593
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	479	50,501
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,123	99,405
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,296	100,453
Vanguard Short-Term Treasury ETF (a)	382	22,087
TOTAL EXCHANGE TRADED FUNDS (Cost $331,785)		339,039

	Principal Amount
U.S. TREASURY NOTE - 23.28%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$262,200	245,044
TOTAL U.S. TREASURY NOTE (Cost $245,641)		245,044

	Contracts	Notional Amount
PURCHASED OPTIONS - 190.77% (b)(c)
CALL OPTIONS - 190.76%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $357.61	259	$9,944,305	975,375
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.52	27	1,036,665	1,032,318
			2,007,693
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $145.02	27	1,036,665	143
			143
TOTAL PURCHASED OPTIONS (Cost $1,791,790)			2,007,836

Total Investments (Cost $2,369,216) - 246.26%			2,591,919
Liabilities in Excess of Other Assets - (146.26)%			(1,539,397)
TOTAL NET ASSETS - 100.00%			$1,052,522

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $584,083.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$361.23	259	$(9,944,305)	$(905,760)
S&P 500® Mini Index	4/10/2023	$145.02	27	(1,036,665)	(647,004)
					(1,552,764)
PUT OPTIONS
S&P 500® Mini Index	4/10/2023	$325.10	27	(1,036,665)	(7,458)
					(7,458)
TOTAL OPTIONS WRITTEN (Premiums Received $1,386,856)					$(1,560,222)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,007,836	$–	$2,007,836
Exchange Traded Funds	339,039	–	–	339,039
U.S. Treasury Note	–	245,044	–	245,044
Total Assets	$339,039	$2,252,880	$–	$2,591,919
Liabilities
Options Written	$–	$1,560,222	$–	$1,560,222
Total Liabilities	$–	$1,560,222	$–	$1,560,222

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$2,007,836	$–	$2,007,836
Liabilities - Written options	Options written, at value	$1,560,222	$–	$1,560,222

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$216,046	$–	$216,046
Written options	Written Options	(173,366)	–	(173,366)
		$42,680	$–	$42,680

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.21%
Purchased Options	190.77
U.S. Treasury Note	23.28
Total Investments	246.26
Written Options	(148.24)
Assets in Excess of Other Liabilities	1.98
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.19%
iShares 0-3 Month Treasury Bond ETF (a)	974	$97,537
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	687	72,430
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	4,525	144,031
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,861	144,246
Vanguard Short-Term Treasury ETF (a)	561	32,437
TOTAL EXCHANGE TRADED FUNDS (Cost $489,699)		490,681

	Principal Amount
U.S. TREASURY NOTE - 24.40%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$386,100	360,838
TOTAL U.S. TREASURY NOTE (Cost $361,198)		360,838

	Contracts	Notional Amount
PURCHASED OPTIONS - 137.30% (b)(c)
CALL OPTIONS - 137.26%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $391.66	329	$12,631,955	616,043
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.57	37	1,420,615	1,413,446
			2,029,489
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $158.83	37	1,420,615	533
			533
TOTAL PURCHASED OPTIONS (Cost $2,423,607)			2,030,022

Total Investments (Cost $3,274,504) - 194.89%			2,881,541
Liabilities in Excess of Other Assets - (94.89)%			(1,402,989)
TOTAL NET ASSETS - 100.00%			$1,478,552

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $851,519.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$395.62	329	$(12,631,955)	$(548,017)
S&P 500® Mini Index	5/10/2023	$158.83	37	(1,420,615)	(837,220)
					(1,385,237)
PUT OPTIONS
S&P 500® Mini Index	5/10/2023	$356.05	37	(1,420,615)	(35,766)
					(35,766)
TOTAL OPTIONS WRITTEN (Premiums Received $1,808,335)					$(1,421,003)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,030,022	$–	$2,030,022
Exchange Traded Funds	490,681	–	–	490,681
U.S. Treasury Note	–	360,838	–	360,838
Total Assets	$490,681	$2,390,860	$–	$2,881,541
Liabilities
Options Written	$–	$1,421,003	$–	$1,421,003
Total Liabilities	$–	$1,421,003	$–	$1,421,003

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$2,030,022	$–	$2,030,022
Liabilities - Written options	Options written, at value	$1,421,003	$–	$1,421,003

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(393,584)	$–	$(393,584)
Written options	Written Options	387,332	–	387,332
		$(6,252)	$–	$(6,252)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.19%
Purchased Options	137.30
U.S. Treasury Note	24.40
Total Investments	194.89
Written Options	(96.10)
Assets in Excess of Other Liabilities	1.21
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Schedule of Investments

December 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS - 33.22%
iShares 0-3 Month Treasury Bond ETF (a)	660	$66,092
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	448	47,233
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,034	96,573
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,237	95,880
Vanguard Short-Term Treasury ETF (a)	381	22,029
TOTAL EXCHANGE TRADED FUNDS (Cost $331,959)		327,807

	Principal Amount
U.S. TREASURY NOTE - 24.70%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$253,500	243,738
TOTAL U.S. TREASURY NOTE (Cost $243,784)		243,738

	Contracts	Notional Amount
PURCHASED OPTIONS - 140.11% (b)(c)
CALL OPTIONS - 140.05%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $395.05	213	$8,178,135	428,230
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.58	25	959,875	953,832
			1,382,062
PUT OPTIONS - 0.06%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $160.20	25	959,875	641
			641
TOTAL PURCHASED OPTIONS (Cost $1,579,450)			1,382,703

Total Investments (Cost $2,155,193) - 198.03%			1,954,248
Liabilities in Excess of Other Assets - (98.03)%			(967,428)
TOTAL NET ASSETS - 100.00%			$986,820

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $571,545.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
December 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$399.04	213	$(8,178,135)	$(384,910)
S&P 500® Mini Index	6/12/2023	$160.20	25	(959,875)	(562,720)
					(947,630)
PUT OPTIONS
S&P 500® Mini Index	6/12/2023	$359.13	25	(959,875)	(31,103)
					(31,103)
TOTAL OPTIONS WRITTEN (Premiums Received $1,165,270)					$(978,733)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

December 31, 2022

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$1,382,703	$–	$1,382,703
Exchange Traded Funds	327,807	–	–	327,807
U.S. Treasury Note	–	243,738	–	243,738
Total Assets	$327,807	$1,626,441	$–	$1,954,248
Liabilities
Options Written	$–	$978,733	$–	$978,733
Total Liabilities	$–	$978,733	$–	$978,733

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of December 31, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,382,703	$–	$1,382,703
Liabilities - Written options	Options written, at value	$978,733	$–	$978,733

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended December 31, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(196,748)	$–	$(196,748)
Written options	Written Options	186,537	–	186,537
		$(10,211)	$–	$(10,211)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	33.22%
Purchased Options	140.11
U.S. Treasury Note	24.70
Total Investments	198.03
Written Options	(99.17)
Assets in Excess of Other Liabilities	1.14
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 6-Month Buffered S&P 500 with Par Upy Outcome Fund – Jan/Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
	Assets:
	Investments, at value (a)	$1,434,800	$2,210,447	$1,389,851	$1,810,134
	Cash and cash equivalents	287,461	444,815	311,501	30,208
	Dividends and interest receivable	898	1,366	956	460
	Due from Advisor	3,192	4,236	3,343	2,637
	Deposits at broker for written options	6,537	–	79	–
	Deferred offering costs	519	2,100	1,368	2,237
	Total Assets	1,733,407	2,662,964	1,707,098	1,845,676

	Liabilities:
	Options written, at value (b)	774,807	1,217,606	697,644	705,068
	Payable for fund shares redeemed	5	21	4	8
	Distribution fees payable	597	897	617	699
	Payable to Trustees	450	316	380	407
	Other liabilities	27,699	27,795	27,500	28,039
	Total Liabilities	803,558	1,246,635	726,145	734,221
	Net Assets	$929,849	$1,416,329	$980,953	$1,111,455

	Net Assets Consist of:
	Paid-in capital	$1,158,376	$1,705,821	$1,138,542	$1,265,320
	Total distributable earnings/(accumulated deficit)	(228,527)	(289,492)	(157,589)	(153,865)
	Net Assets	$929,849	$1,416,329	$980,953	$1,111,455

	Class 3
	Net assets	$929,849	$1,416,329	$980,953	$1,111,455
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	118,534	172,769	113,507	126,413
	Net asset value, offering price and redemption price per share	$7.84	$8.20	$8.64	$8.79

(a)	Cost of investments	$1,465,386	$2,299,438	$1,491,591	$1,709,823
(b)	remiums received	727,763	1,127,401	730,117	658,517

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
	Assets:
	Investments, at value (a)	$2,489,094	$1,747,714	$1,204,846	$1,867,735
	Cash and cash equivalents	35,767	18,559	155,217	389,572
	Dividends and interest receivable	1,049	394	516	1,195
	Due from Advisor	3,342	3,121	3,352	4,576
	Deposits at broker for written options	–	–	89,653	–
	Deferred offering costs	2,852	3,276	519	2,099
	Total Assets	2,532,104	1,773,064	1,454,103	2,265,177

	Liabilities:
	Options written, at value (b)	943,943	665,043	656,618	1,059,023
	Payable for fund shares redeemed	22	4	–	14
	Distribution fees payable	811	672	494	755
	Payable to Trustees	382	311	224	357
	Other liabilities	29,145	29,002	27,231	29,159
	Total Liabilities	974,303	695,032	684,567	1,089,308
	Net Assets	$1,557,801	$1,078,032	$769,536	$1,175,869

	Net Assets Consist of:
	Paid-in capital	$1,683,266	$1,126,706	$997,961	$1,460,185
	Total distributable earnings/(accumulated deficit)	(125,465)	(48,674)	(228,425)	(284,316)
	Net Assets	$1,557,801	$1,078,032	$769,536	$1,175,869

	Class 3
	Net assets	$1,557,801	$1,078,032	$769,536	$1,175,869
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	171,519	113,214	100,001	151,750
	Net asset value, offering price and redemption price per share	$9.08	$9.52	$7.70	$7.75

(a)	Cost of investments	$2,559,235	$1,794,417	$1,233,702	$1,940,376
(b)	Premiums received	987,579	690,243	616,988	950,640

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
	Assets:
	Investments, at value (a)	$1,218,741	$1,386,076	$1,395,130	$1,495,765
	Cash and cash equivalents	204,780	41,952	51,915	52,495
	Dividends and interest receivable	659	416	470	403
	Due from Advisor	3,678	2,773	3,685	3,359
	Deposits at broker for written options	59,273	170	110	79
	Deferred offering costs	1,368	2,237	2,902	3,262
	Total Assets	1,488,499	1,433,624	1,454,212	1,555,363

	Liabilities:
	Options written, at value (b)	625,238	538,155	523,677	572,576
	Distribution fees payable	531	547	570	592
	Payable to Trustees	193	153	150	206
	Other liabilities	26,802	26,617	28,031	27,711
	Total Liabilities	652,764	565,472	552,428	601,085
	Net Assets	$835,735	$868,152	$901,784	$954,278

	Net Assets Consist of:
	Paid-in capital	$999,711	$1,001,580	$1,001,990	$1,002,395
	Total distributable earnings/(accumulated deficit)	(163,976)	(133,428)	(100,206)	(48,117)
	Net Assets	$835,735	$868,152	$901,784	$954,278

	Class 3
	Net assets	$835,735	$868,152	$901,784	$954,278
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,182	100,221	100,289
	Net asset value, offering price and redemption price per share	$8.36	$8.67	$9.00	$9.52

(a)	Cost of investments	$1,307,771	$1,310,462	$1,420,454	$1,535,369
(b)	Premiums received	641,974	497,329	536,875	591,825

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Assets:
	Investments, at value (a)	$1,558,883	$1,510,908	$1,528,251	$1,421,124
	Cash and cash equivalents	198,138	221,220	239,861	251,226
	Dividends and interest receivable	627	693	746	800
	Due from Advisor	3,024	3,367	4,146	3,604
	Deposits at broker for written options	97,339	83,870	51,319	64,295
	Deferred offering costs	486	1,991	1,253	1,953
	Total Assets	1,858,497	1,822,049	1,825,576	1,743,002

	Liabilities:
	Options written, at value (b)	989,459	922,120	915,335	813,441
	Payable for fund shares redeemed	–	–	–	1
	Distribution fees payable	528	542	553	564
	Payable to Trustees	171	171	128	183
	Other liabilities	27,136	26,956	26,886	27,160
	Total Liabilities	1,017,294	949,789	942,902	841,349
	Net Assets	$841,203	$872,260	$882,674	$901,653

	Net Assets Consist of:
	Paid-in capital	$998,636	$999,439	$1,000,011	$1,030,521
	Total distributable earnings/(accumulated deficit)	(157,433)	(127,179)	(117,337)	(128,868)
	Net Assets	$841,203	$872,260	$882,674	$901,653

	Class 3
	Net assets	$841,203	$872,260	$882,674	$901,653
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	103,130
	Net asset value, offering price and redemption price per share	$8.41	$8.72	$8.83	$8.74

(a)	Cost of investments	$1,504,230	$1,471,780	$1,527,730	$1,529,105
(b)	Premiums received	777,373	755,813	797,283	792,213

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
	Assets:
	Investments, at value (a)	$1,450,451	$1,493,518	$1,518,286	$1,435,039
	Cash and cash equivalents	290,560	287,970	297,968	256,021
	Dividends and interest receivable	903	883	913	813
	Due from Advisor	4,133	4,054	4,464	4,645
	Deposits at broker for written options	5,904	133	134	34,385
	Deferred offering costs	2,631	2,852	3,747	4,242
	Total Assets	1,754,582	1,789,410	1,825,512	1,735,145

	Liabilities:
	Options written, at value (b)	789,794	802,693	820,740	800,168
	Distribution fees payable	592	608	617	573
	Payable to Trustees	140	144	168	208
	Other liabilities	28,144	27,856	27,430	25,489
	Total Liabilities	818,670	831,301	848,955	826,438
	Net Assets	$935,912	$958,109	$976,557	$908,707

	Net Assets Consist of:
	Paid-in capital	$1,001,316	$1,001,747	$1,014,605	$1,007,845
	Total distributable earnings/(accumulated deficit)	(65,404)	(43,638)	(38,048)	(99,138)
	Net Assets	$935,912	$958,109	$976,557	$908,707

	Class 3
	Net assets	$935,912	$958,109	$976,557	$908,707
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,140	100,181	101,462	100,804
	Net asset value, offering price and redemption price per share	$9.35	$9.56	$9.62	$9.01

(a)	Cost of investments	$1,519,235	$1,523,655	$1,516,879	$1,504,108
(b)	Premiums received	792,821	788,831	787,421	769,764

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
	Assets:
	Investments, at value (a)	$1,388,528	$1,720,119	$1,582,797	$1,574,334
	Cash and cash equivalents	285,334	35,510	22,420	12,405
	Dividends and interest receivable	893	437	400	44
	Due from Advisor	–	1,505	3,784	5,733
	Deposits at broker for written options	12,117	54	70	85
	Deferred offering costs	3,441	4,278	4,429	5,032
	Total Assets	1,690,313	1,761,903	1,613,900	1,597,633

	Liabilities:
	Options written, at value (b)	732,565	679,275	616,470	618,155
	Payable to Adviser	602	–	–	–
	Distribution fees payable	590	592	344	120
	Payable to Trustees	234	212	139	69
	Other liabilities	21,756	19,337	14,918	11,043
	Total Liabilities	755,747	699,416	631,871	629,387
	Net Assets	$934,566	$1,062,487	$982,029	$968,246

	Net Assets Consist of:
	Paid-in capital	$1,001,895	$1,065,502	$1,001,851	$1,000,928
	Total distributable earnings/(accumulated deficit)	(67,329)	(3,015)	(19,822)	(32,682)
	Net Assets	$934,566	$1,062,487	$982,029	$968,246

	Class 3
	Net assets	$934,566	$1,062,487	$982,029	$968,246
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,202	106,590	100,189	100,096
	Net asset value, offering price and redemption price per share	$9.33	$9.97	$9.80	$9.67

(a)	Cost of investments	$1,484,219	$1,626,827	$1,633,128	$1,639,773
(b)	Premiums received	760,576	645,557	646,863	650,763

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
	Assets:
	Investments, at value (a)	$1,638,211	$1,560,683	$1,559,550	$1,532,049
	Cash and cash equivalents	173,747	179,436	209,027	247,522
	Dividends and interest receivable	547	576	692	798
	Due from Advisor	3,102	3,427	4,159	3,819
	Deposits at broker for written options	122,560	125,884	85,571	69,527
	Deferred offering costs	486	1,990	1,253	1,953
	Total Assets	1,938,653	1,871,996	1,860,252	1,855,668

	Liabilities:
	Options written, at value (b)	1,091,925	1,013,702	981,602	923,140
	Payable for fund shares redeemed	–	–	–	2
	Distribution fees payable	518	529	546	577
	Payable to Trustees	169	168	138	158
	Other liabilities	27,323	27,098	27,140	27,743
	Total Liabilities	1,119,935	1,041,497	1,009,426	951,620
	Net Assets	$818,718	$830,499	$850,826	$904,048

	Net Assets Consist of:
	Paid-in capital	$998,706	$999,434	$1,000,010	$1,062,731
	Total distributable earnings/(accumulated deficit)	(179,988)	(168,935)	(149,184)	(158,683)
	Net Assets	$818,718	$830,499	$850,826	$904,048

	Class 3
	Net assets	$818,718	$830,499	$850,826	$904,048
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	106,282
	Net asset value, offering price and redemption price per share	$8.19	$8.30	$8.51	$8.51

(a)	Cost of investments	$1,533,439	$1,494,742	$1,550,757	$1,625,598
(b)	Premiums received	807,165	778,826	823,401	857,660

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
	Assets:
	Investments, at value (a)	$1,471,657	$1,507,757	$1,531,421	$1,480,699
	Cash and cash equivalents	273,699	292,413	290,605	255,756
	Dividends and interest receivable	876	896	890	814
	Due from Advisor	4,172	4,115	4,458	4,686
	Deposits at broker for written options	21,855	133	136	33,090
	Deferred offering costs	2,631	2,852	3,747	4,236
	Total Assets	1,774,890	1,808,166	1,831,257	1,779,281

	Liabilities:
	Options written, at value (b)	826,971	835,081	850,746	845,693
	Distribution fees payable	585	601	604	576
	Payable to Trustees	149	150	175	208
	Other liabilities	28,378	28,046	27,556	25,649
	Total Liabilities	856,083	863,878	879,081	872,126
	Net Assets	$918,807	$944,288	$952,176	$907,155

	Net Assets Consist of:
	Paid-in capital	$1,001,389	$1,001,879	$1,001,907	$1,001,949
	Total distributable earnings/(accumulated deficit)	(82,582)	(57,591)	(49,731)	(94,794)
	Net Assets	$918,807	$944,288	$952,176	$907,155

	Class 3
	Net assets	$918,807	$944,288	$952,176	$907,155
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,150	100,197	100,199	100,214
	Net asset value, offering price and redemption price per share	$9.17	$9.42	$9.50	$9.05

(a)	Cost of investments	$1,548,184	$1,551,570	$1,548,774	$1,529,571
(b)	Premiums received	820,579	820,944	818,010	799,436

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
	Assets:
	Investments, at value (a)	$1,433,150	$1,714,690	$1,625,010	$2,015,418
	Cash and cash equivalents	292,493	36,683	22,576	21,681
	Dividends and interest receivable	910	440	399	191
	Due from Advisor	–	1,540	3,820	5,708
	Deposits at broker for written options	7,261	54	70	–
	Deferred offering costs	3,441	4,278	4,429	5,033
	Total Assets	1,737,255	1,757,685	1,656,304	2,048,031

	Liabilities:
	Options written, at value (b)	772,297	702,123	650,123	809,868
	Payable for fund shares redeemed	–	–	–	9
	Payable to Adviser	560	–	–	–
	Distribution fees payable	598	577	347	153
	Payable to Trustees	232	212	139	69
	Other liabilities	21,887	19,407	14,982	11,111
	Total Liabilities	795,574	722,319	665,591	821,210
	Net Assets	$941,681	$1,035,366	$990,713	$1,226,821

	Net Assets Consist of:
	Paid-in capital	$1,002,004	$1,038,122	$1,001,846	$1,251,072
	Total distributable earnings/(accumulated deficit)	(60,323)	(2,756)	(11,133)	(24,251)
	Net Assets	$941,681	$1,035,366	$990,713	$1,226,821

	Class 3
	Net assets	$941,681	$1,035,366	$990,713	$1,226,821
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,212	103,828	100,187	125,109
	Net asset value, offering price and redemption price per share	$9.40	$9.97	$9.89	$9.81

(a)	Cost of investments	$1,509,044	$1,656,762	$1,653,777	$2,063,262
(b)	Premiums received	787,511	676,580	667,881	833,141

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Assets:
	Investments, at value (a)	$1,555,871	$1,507,836	$1,529,064	$1,421,737
	Cash and cash equivalents	199,957	222,198	243,870	256,893
	Dividends and interest receivable	633	683	769	811
	Due from Advisor	3,090	3,555	4,270	3,873
	Deposits at broker for written options	98,762	84,696	49,710	62,856
	Deferred offering costs	486	1,991	1,255	1,954
	Total Assets	1,858,799	1,820,959	1,828,938	1,748,124

	Liabilities:
	Options written, at value (b)	987,496	920,455	917,315	815,755
	Payable for fund shares redeemed	–	–	–	1
	Distribution fees payable	527	540	557	568
	Payable to Trustees	168	169	128	177
	Other liabilities	27,947	28,099	27,955	28,531
	Total Liabilities	1,016,138	949,263	945,955	845,032
	Net Assets	$842,661	$871,696	$882,983	$903,092

	Net Assets Consist of:
	Paid-in capital	$998,673	$999,467	$1,000,010	$1,035,602
	Total distributable earnings/(accumulated deficit)	(156,012)	(127,771)	(117,027)	(132,510)
	Net Assets	$842,661	$871,696	$882,983	$903,092

	Class 3
	Net assets	$842,661	$871,696	$882,983	$903,092
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	103,643
	Net asset value, offering price and redemption price per share	$8.43	$8.72	8.83	$8.71

(a)	Cost of investments	$1,612,547	$1,588,840	$1,653,719	$1,657,397
(b)	Premiums received	888,160	873,688	924,669	918,562

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
	Assets:
	Investments, at value (a)	$1,474,984	$1,547,021	$1,569,277	$1,450,193
	Cash and cash equivalents	300,078	290,016	299,057	260,314
	Dividends and interest receivable	920	889	934	826
	Due from Advisor	4,231	4,293	4,609	4,780
	Deposits at broker for written options	133	133	136	27,805
	Deferred offering costs	2,625	2,849	3,827	4,244
	Total Assets	1,782,971	1,845,201	1,877,840	1,748,162

	Liabilities:
	Options written, at value (b)	804,404	842,305	872,232	817,446
	Distribution fees payable	600	615	615	571
	Payable to Trustees	141	146	175	210
	Other liabilities	29,166	28,821	28,187	26,149
	Total Liabilities	834,311	871,887	901,209	844,376
	Net Assets	$948,660	$973,314	$976,631	$903,786

	Net Assets Consist of:
	Paid-in capital	$1,001,381	$1,001,800	$1,005,007	$1,004,292
	Total distributable earnings/(accumulated deficit)	(52,721)	(28,486)	(28,376)	(100,506)
	Net Assets	$948,660	$973,314	$976,631	$903,786

	Class 3
	Net assets	$948,660	$973,314	$976,631	$903,786
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,144	100,183	100,496	100,449
	Net asset value, offering price and redemption price per share	$9.47	$9.72	$9.72	$9.00

(a)	Cost of investments	$1,651,057	$1,663,995	$1,645,587	$1,635,544
(b)	Premiums received	927,412	930,432	919,804	901,952

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
	Assets:
	Investments, at value (a)	$1,426,711	$1,839,051	$1,675,023	$1,669,241
	Cash and cash equivalents	296,897	36,941	23,022	12,238
	Dividends and interest receivable	906	441	401	44
	Due from Advisor	–	1,640	3,931	5,630
	Deposits at broker for written options	493	54	70	14
	Deferred offering costs	3,443	4,288	4,438	5,274
	Total Assets	1,728,450	1,882,415	1,706,885	1,692,441

	Liabilities:
	Options written, at value (b)	763,574	810,929	702,962	708,227
	Payable to Adviser	452	–	–	–
	Distribution fees payable	593	578	344	121
	Payable to Trustees	233	212	139	69
	Other liabilities	22,302	19,715	15,180	11,183
	Total Liabilities	787,154	831,434	718,625	719,600
	Net Assets	$941,296	$1,050,981	$988,260	$972,841

	Net Assets Consist of:
	Paid-in capital	$1,001,937	$1,002,862	$1,001,860	$1,000,935
	Total distributable earnings/(accumulated deficit)	(60,641)	48,119	(13,600)	(28,094)
	Net Assets	$941,296	$1,050,981	$988,260	$972,841

	Class 3
	Net assets	$941,296	$1,050,981	$988,260	$972,841
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,205	100,274	100,188	100,096
	Net asset value, offering price and redemption price per share	$9.39	$10.48	$9.86	$9.72

(a)	Cost of investments	$1,620,443	$1,774,049	$1,778,830	$1,784,977
(b)	Premiums received	896,303	793,928	793,055	795,728

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
	Assets:
	Investments, at value (a)	$1,556,277	$1,508,815	$1,532,883	$1,415,949
	Cash and cash equivalents	203,534	228,151	249,907	241,174
	Dividends and interest receivable	644	725	796	774
	Due from Advisor	3,300	3,828	4,311	3,457
	Deposits at broker for written options	98,783	84,074	47,188	58,929
	Deferred offering costs	486	721	1,256	1,954
	Total Assets	1,863,024	1,826,314	1,836,341	1,722,237

	Liabilities:
	Options written, at value (b)	987,959	921,090	918,653	811,264
	Distribution fees payable	527	543	561	555
	Payable to Trustees	162	163	130	194
	Other liabilities	32,621	32,377	31,840	31,144
	Total Liabilities	1,021,269	954,173	951,184	843,157
	Net Assets	$841,755	$872,141	$885,157	$879,080

	Net Assets Consist of:
	Paid-in capital	$999,736	$999,585	$1,000,021	$1,001,154
	Total distributable earnings/(accumulated deficit)	(157,981)	(127,444)	(114,864)	(122,074)
	Net Assets	$841,755	$872,141	$885,157	$879,080

	Class 3
	Net assets	$841,755	$872,141	$885,157	$879,080
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,002	100,131
	Net asset value, offering price and redemption price per share	$8.42	$8.72	$8.85	$8.78

(a)	Cost of investments	$1,604,141	$1,581,888	$1,647,889	$1,626,607
(b)	Premiums received	879,431	866,719	918,469	900,087

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
	Assets:
	Investments, at value (a)	$1,525,008	$1,569,516	$1,616,949	$1,469,675
	Cash and cash equivalents	303,304	293,016	297,680	272,131
	Dividends and interest receivable	931	897	911	857
	Due from Advisor	4,265	4,797	4,973	5,294
	Deposits at broker for written options	134	133	136	17,325
	Deferred offering costs	2,625	2,862	3,747	4,232
	Total Assets	1,836,267	1,871,221	1,924,396	1,769,514

	Liabilities:
	Options written, at value (b)	829,022	854,683	904,201	826,425
	Distribution fees payable	612	619	619	575
	Payable to Trustees	134	146	174	210
	Other liabilities	32,456	31,551	30,501	28,551
	Total Liabilities	862,224	886,999	935,495	855,761
	Net Assets	$974,043	$984,222	$988,901	$913,753

	Net Assets Consist of:
	Paid-in capital	$1,001,383	$1,001,828	$1,001,848	$1,001,940
	Total distributable earnings/(accumulated deficit)	(27,340)	(17,606)	(12,947)	(88,187)
	Net Assets	$974,043	$984,222	$988,901	$913,753

	Class 3
	Net assets	$974,043	$984,222	$988,901	$913,753
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,142	100,185	100,187	100,212
	Net asset value, offering price and redemption price per share	$9.73	$9.82	$9.87	$9.12

(a)	Cost of investments	$1,633,944	$1,649,271	$1,633,573	$1,621,050
(b)	Premiums received	910,257	916,472	907,518	889,292

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
	Assets:
	Investments, at value (a)	$1,449,357	$1,858,426	$1,666,220	$1,679,750
	Cash and cash equivalents	298,398	37,677	23,445	12,346
	Dividends and interest receivable	910	442	402	44
	Due from Advisor	–	2,078	4,349	6,255
	Deposits at broker for written options	137	54	70	85
	Deferred offering costs	3,443	4,288	4,458	5,035
	Total Assets	1,752,245	1,902,965	1,698,944	1,703,515

	Liabilities:
	Options written, at value (b)	776,549	825,113	693,557	715,412
	Payable to Adviser	123	–	–	–
	Distribution fees payable	597	580	343	121
	Payable to Trustees	233	212	139	69
	Other liabilities	23,606	20,875	15,899	11,570
	Total Liabilities	801,108	846,780	709,938	727,172
	Net Assets	$951,137	$1,056,185	$989,006	$976,343

	Net Assets Consist of:
	Paid-in capital	$1,001,940	$1,002,863	$1,001,864	$1,000,931
	Total distributable earnings/(accumulated deficit)	(50,803)	53,322	(12,858)	(24,588)
	Net Assets	$951,137	$1,056,185	$989,006	$976,343

	Class 3
	Net assets	$951,137	$1,056,185	$989,006	$976,343
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,204	100,273	100,189	100,096
	Net asset value, offering price and redemption price per share	$9.49	$10.53	$9.87	$9.75

(a)	Cost of investments	$1,611,643	$1,761,785	$1,767,394	$1,772,222
(b)	Premiums received	887,669	781,679	781,761	783,151

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Assets:
	Investments, at value (a)	$1,517,514	$1,582,089	$1,541,460	$1,413,192
	Cash and cash equivalents	199,467	241,683	256,723	237,071
	Dividends and interest receivable	632	750	795	741
	Due from Advisor	2,340	2,969	3,342	2,570
	Deposits at broker for written options	113,815	66,941	36,588	58,047
	Deferred offering costs	488	722	1,253	1,954
	Total Assets	1,834,256	1,895,154	1,840,161	1,713,575

	Liabilities:
	Options written, at value (b)	964,149	969,081	922,859	813,035
	Payable for fund shares redeemed	–	1	–	–
	Distribution fees payable	527	555	559	547
	Payable to Trustees	171	140	128	201
	Other liabilities	27,291	27,199	27,031	26,799
	Total Liabilities	992,138	996,976	950,577	840,582
	Net Assets	$842,118	$898,178	$889,584	$872,993

	Net Assets Consist of:
	Paid-in capital	$998,692	$1,029,498	$1,000,010	$1,000,819
	Total distributable earnings/(accumulated deficit)	(156,574)	(131,320)	(110,426)	(127,826)
	Net Assets	$842,118	$898,178	$889,584	$872,993

	Class 3
	Net assets	$842,118	$898,178	$889,584	$872,993
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	103,052	100,001	100,093
	Net asset value, offering price and redemption price per share	$8.42	$8.72	$8.90	$8.72

(a)	Cost of investments	$1,529,404	$1,600,961	$1,624,840	$1,592,205
(b)	Premiums received	819,465	856,633	895,495	864,310

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
	Assets:
	Investments, at value (a)	$1,516,567	$1,591,117	$1,637,696	$1,504,955
	Cash and cash equivalents	299,211	289,717	296,243	286,880
	Dividends and interest receivable	919	888	908	873
	Due from Advisor	3,404	4,065	4,343	4,551
	Deposits at broker for written options	134	133	136	139
	Deferred offering costs	2,625	2,862	3,747	4,232
	Total Assets	1,822,860	1,888,782	1,943,073	1,801,630

	Liabilities:
	Options written, at value (b)	820,487	872,821	922,504	845,502
	Distribution fees payable	601	611	617	575
	Payable to Trustees	140	149	174	210
	Other liabilities	28,317	28,067	27,485	25,496
	Total Liabilities	849,545	901,648	950,780	871,783
	Net Assets	$973,315	$987,134	$992,293	$929,847

	Net Assets Consist of:
	Paid-in capital	$1,001,369	$1,001,804	$1,001,915	$1,001,902
	Total distributable earnings/(accumulated deficit)	(28,054)	(14,670)	(9,622)	(72,055)
	Net Assets	$973,315	$987,134	$992,293	$929,847

	Class 3
	Net assets	$973,315	$987,134	$992,293	$929,847
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,140	100,180	100,191	100,204
	Net asset value, offering price and redemption price per share	$9.72	$9.85	$9.90	$9.28

(a)	Cost of investments	$1,610,595	$1,620,262	$1,601,208	$1,594,461
(b)	Premiums received	886,103	886,940	876,037	862,616

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
	Assets:
	Investments, at value (a)	$1,507,221	$1,938,762	$1,698,105	$1,668,345
	Cash and cash equivalents	298,087	36,124	22,514	11,774
	Dividends and interest receivable	910	440	399	42
	Due from Advisor	–	1,573	4,051	5,983
	Deposits at broker for written options	137	54	70	7
	Deferred offering costs	3,443	4,288	4,460	5,035
	Total Assets	1,809,798	1,981,241	1,729,599	1,691,186

	Liabilities:
	Options written, at value (b)	815,733	905,261	700,718	697,706
	Payable to Adviser	678	–	–	–
	Distribution fees payable	600	581	345	121
	Payable to Trustees	233	212	139	69
	Other liabilities	21,713	19,548	15,419	11,297
	Total Liabilities	838,957	925,602	716,621	709,193
	Net Assets	$970,841	$1,055,639	$1,012,978	$981,993

	Net Assets Consist of:
	Paid-in capital	$1,001,928	$1,002,852	$1,001,863	$1,000,934
	Total distributable earnings/(accumulated deficit)	(31,087)	52,787	11,115	(18,941)
	Net Assets	$970,841	$1,055,639	$1,012,978	$981,993

	Class 3
	Net assets	$970,841	$1,055,639	$1,012,978	$981,993
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,198	100,269	100,187	100,096
	Net asset value, offering price and redemption price per share	$9.69	$10.53	$10.11	$9.81

(a)	Cost of investments	$1,583,818	$1,733,771	$1,743,413	$1,754,179
(b)	Premiums received	860,891	752,937	757,032	764,454

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
	Assets:
	Investments, at value (a)	$908,290	$1,731,407	$2,809,605	$1,055,737
	Cash and cash equivalents	29,577	49,216	79,401	33,858
	Dividends and interest receivable	786	996	2,700	601
	Due from Advisor	1,485	2,962	–	896
	Deposits at broker for written options	1,677	–	–	–
	Deferred offering costs	486	1,953	9,690	4,439
	Total Assets	942,301	1,786,534	2,901,396	1,095,531

	Liabilities:
	Options written, at value (b)	96,758	162,140	203,605	69,682
	Payable for fund shares redeemed	–	25	57	–
	Payable to Adviser	–	–	11,919	–
	Distribution fees payable	515	1,004	1,669	561
	Payable to Trustees	348	174	138	212
	Other liabilities	23,166	26,438	29,897	17,185
	Total Liabilities	120,787	189,781	247,285	87,640
	Net Assets	$821,514	$1,596,753	$2,654,111	$1,007,891

	Net Assets Consist of:
	Paid-in capital	$1,012,832	$1,824,643	$2,775,292	$1,011,934
	Total distributable earnings/(accumulated deficit)	(191,318)	(227,890)	(121,181)	(4,043)
	Net Assets	$821,514	$1,596,753	$2,654,111	$1,007,891

	Class 3
	Net assets	$821,514	$1,596,753	$2,654,111	$1,007,891
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	101,596	182,207	271,402	101,205
	Net asset value, offering price and redemption price per share	$8.09	$8.76	$9.78	$9.96

(a)	Cost of investments	$1,089,269	$1,868,914	$2,889,123	$1,061,607
(b)	Premiums received	86,357	147,666	187,123	77,470

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

December 31, 2022

		Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)
	Assets:
	Investments, at value (a)	$891,775	$965,866	$1,243,982	$1,032,312
	Cash and cash equivalents	35,826	30,798	51,464	42,536
	Dividends and interest receivable	818	578	1,272	628
	Due from Advisor	1,545	2,481	–	1,151
	Deferred offering costs	486	1,953	9,690	4,439
	Total Assets	930,450	1,001,676	1,306,408	1,081,066

	Liabilities:
	Options written, at value (b)	81,074	77,722	81,870	57,400
	Payable for fund shares redeemed	–	1	7	–
	Payable to Adviser	–	–	12,605	–
	Distribution fees payable	518	565	745	560
	Payable to Trustees	177	190	191	212
	Other liabilities	23,803	24,081	25,363	17,438
	Total Liabilities	105,572	102,559	120,781	75,610
	Net Assets	$824,878	$899,117	$1,185,627	$1,005,456

	Net Assets Consist of:
	Paid-in capital	$1,012,902	$1,031,698	$1,242,152	$1,008,266
	Total distributable earnings/(accumulated deficit)	(188,024)	(132,581)	(56,525)	(2,810)
	Net Assets	$824,878	$899,117	$1,185,627	$1,005,456

	Class 3
	Net assets	$824,878	$899,117	$1,185,627	$1,005,456
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	101,592	103,411	123,857	100,833
	Net asset value, offering price and redemption price per share	$8.12	$8.69	$9.57	$9.97

(a)	Cost of investments	$1,066,468	$1,089,594	$1,264,705	$1,037,286
(b)	Premiums received	67,662	68,775	78,708	62,897

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
December 31, 2022

		Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
	Assets:
	Investments, at value (a)	$2,591,919	$2,881,541	$1,954,248
	Cash and cash equivalents	35,337	25,168	11,537
	Dividends and interest receivable	442	855	129
	Deposits at broker for written options	1	—	113
	Deferred offering costs	14,494	14,909	16,622
	Total Assets	2,642,193	2,922,473	1,982,649

	Liabilities:
	Options written, at value (b)	1,560,222	1,421,003	978,733
	Payable for fund shares redeemed	—	16	—
	Payable to Adviser	9,374	7,237	5,870
	Distribution fees payable	576	465	122
	Payable to Trustees	212	139	69
	Other liabilities	19,287	15,061	11,035
	Total Liabilities	1,589,671	1,443,921	995,829
	Net Assets	$1,052,522	$1,478,552	$986,820

	Net Assets Consist of:
	Paid-in capital	$1,034,210	$1,484,183	$1,001,003
	Total distributable earnings/(accumulated deficit)	18,312	(5,631)	(14,183)
	Net Assets	$1,052,522	$1,478,552	$986,820

	Class 3
	Net assets	$1,052,522	$1,478,552	$986,820
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	103,367	147,586	100,102
	Net asset value, offering price and redemption price per share	$10.18	$10.02	$9.86

(a)	Cost of investments	$2,369,216	$3,274,504	$2,155,193
(b)	Premiums received	1,386,856	1,808,335	1,165,270

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,465	$7,064	$4,644	$5,429
Interest	3,523	5,954	3,928	5,134
Total Investment Income	7,988	13,018	8,572	10,563

Expenses:
Investment advisory fees	4,439	6,356	4,071	4,037
Accounting and administration fees	24,761	22,372	19,356	17,538
Custody fees	2,106	2,027	1,767	1,620
Transfer agent fees	5,885	5,371	4,884	4,357
Distribution service fees	2,265	3,243	2,077	2,060
Professional fees and expenses	21,707	21,758	16,677	14,504
Trustees fees and expenses	3,500	2,106	1,308	1,062
Pricing fees	3,240	2,970	2,700	2,430
Licensing fees	450	642	408	399
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	18,409	16,595	5,870	5,848
Registration fees	123	179	123	123
Other expenses	3,191	2,953	2,698	1,843
Total Expenses	117,385	113,881	64,487	58,369
Waivers/expense reimbursement by Advisor	(108,417)	(101,038)	(56,262)	(50,213)
Acquired fund fees and expenses waiver	(144)	(212)	(130)	(137)
Net Expenses	8,824	12,631	8,095	8,019
Net Investment Income/(Loss)	(836)	387	477	2,544

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(14,076)	7,295	64,126	(94,872)
Options written	(136,821)	(117,978)	(152,830)	(112,865)
Net realized gain/(loss)	(150,897)	(110,683)	(88,704)	(207,737)
Net change in unrealized appreciation/(depreciation) on:
Investments	(30,586)	(88,991)	(101,740)	100,311
Options written	(47,044)	(90,205)	32,473	(46,551)
Net change in unrealized appreciation/(depreciation)	(77,630)	(179,196)	(69,267)	53,760
Net realized and unrealized gain/(loss)	(228,527)	(289,879)	(157,971)	(153,977)
Net Increase/(Decrease) in Net Assets From Operations	$(229,363)	$(289,492)	$(157,494)	$(151,433)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$5,931	$4,434	$3,853	$5,512
Interest	5,731	4,240	2,173	4,659
Total Investment Income	11,662	8,674	6,026	10,171

Expenses:
Investment advisory fees	3,846	2,962	4,062	4,540
Accounting and administration fees	16,008	14,010	24,352	22,518
Custody fees	1,440	1,260	2,122	1,947
Transfer agent fees	4,024	3,521	5,883	5,370
Distribution service fees	1,962	1,511	2,072	2,316
Professional fees and expenses	12,626	11,951	22,786	19,848
Trustees fees and expenses	914	667	3,500	1,802
Pricing fees	2,160	1,890	3,240	2,970
Licensing fees	375	280	416	451
Organizational costs	2,548	2,548	27,309	27,309
Offering costs	5,156	4,151	18,409	16,590
Registration fees	541	541	95	151
Other expenses	1,664	1,485	3,191	2,953
Total Expenses	53,264	46,777	117,437	108,765
Waivers/expense reimbursement by Advisor	(45,493)	(40,793)	(109,230)	(99,593)
Acquired fund fees and expenses waiver	(131)	(98)	(132)	(153)
Net Expenses	7,640	5,886	8,075	9,019
Net Investment Income/(Loss)	4,022	2,788	(2,049)	1,152

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(7,298)	(60,372)	(6,568)	(8,752)
Options written	(91,662)	35,745	(153,371)	(95,029)
Net realized gain/(loss)	(98,960)	(24,627)	(159,939)	(103,781)
Net change in unrealized appreciation/(depreciation) on:
Investments	(70,141)	(46,703)	(28,856)	(72,641)
Options written	43,636	25,200	(39,630)	(108,383)
Net change in unrealized appreciation/(depreciation)	(26,505)	(21,503)	(68,486)	(181,024)
Net realized and unrealized gain/(loss)	(125,465)	(46,130)	(228,425)	(284,805)
Net Increase/(Decrease) in Net Assets From Operations	$(121,443)	$(43,342)	$(230,474)	$(283,653)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance

Trust Statements of Operations

	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,067	$4,305	$4,176	$3,867
Interest	2,702	3,651	3,836	3,732
Total Investment Income	6,769	7,956	8,012	7,599

Expenses:
Investment advisory fees	3,556	3,171	2,987	2,624
Accounting and administration fees	18,509	16,041	15,327	13,077
Custody fees	1,767	1,620	1,440	1,260
Transfer agent fees	4,883	4,357	4,024	3,521
Distribution service fees	1,815	1,618	1,524	1,339
Professional fees and expenses	17,361	14,458	12,576	12,035
Trustees fees and expenses	1,199	797	697	600
Pricing fees	2,700	2,430	2,160	1,890
Licensing fees	357	329	290	248
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	5,870	5,848	5,246	4,134
Registration fees	95	95	95	95
Other expenses	2,698	1,843	1,664	1,485
Total Expenses	63,358	55,155	50,578	44,856
Waivers/expense reimbursement by Advisor	(56,173)	(48,749)	(44,544)	(39,554)
Acquired fund fees and expenses waiver	(117)	(111)	(101)	(88)
Net Expenses	7,068	6,295	5,933	5,214
Net Investment Income/(Loss)	(299)	1,661	2,079	2,385

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	65,896	(70,978)	(3,129)	(63,182)
Options written	(157,578)	(97,329)	(85,050)	35,420
Net realized gain/(loss)	(91,682)	(168,307)	(88,179)	(27,762)
Net change in unrealized appreciation/(depreciation) on:
Investments	(89,030)	75,614	(25,324)	(39,604)
Options written	16,736	(40,826)	13,198	19,249
Net change in unrealized appreciation/(depreciation)	(72,294)	34,788	(12,126)	(20,355)
Net realized and unrealized gain/(loss)	(163,976)	(133,519)	(100,305)	(48,117)
Net Increase/(Decrease) in Net Assets From Operations	$(164,275)	$(131,858)	$(98,226)	$(45,732)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,419	$4,371	$4,252	$4,239
Interest	2,457	2,738	3,192	3,353
Total Investment Income	6,876	7,109	7,444	7,592

Expenses:
Investment advisory fees	4,154	3,867	3,648	3,273
Accounting and administration fees	24,160	20,894	18,325	16,452
Custody fees	2,122	1,947	1,767	1,620
Transfer agent fees	5,885	5,371	4,884	4,357
Distribution service fees	2,120	1,973	1,861	1,670
Professional fees and expenses	22,890	19,261	17,569	14,586
Trustees fees and expenses	3,500	1,599	1,199	898
Pricing fees	3,240	2,970	2,700	2,430
Licensing fees	424	391	366	323
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	17,248	15,734	5,374	5,105
Registration fees	103	104	104	106
Other expenses	3,191	2,953	2,698	1,843
Total Expenses	116,346	104,373	63,043	55,211
Waivers/expense reimbursement by Advisor	(107,952)	(96,560)	(55,673)	(48,598)
Acquired fund fees and expenses waiver	(143)	(133)	(120)	(111)
Net Expenses	8,251	7,680	7,250	6,502
Net Investment Income/(Loss)	(1,375)	(571)	194	1,090

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	54,653	39,128	521	(107,981)
Options written	(212,086)	(166,307)	(118,052)	(21,228)
Net change in unrealized appreciation/(depreciation)	(157,433)	(127,179)	(117,531)	(129,209)
Net realized and unrealized gain/(loss)	(157,433)	(127,179)	(117,531)	(129,209)
Net Increase/(Decrease) in Net Assets From Operations	$(158,808)	$(127,750)	$(117,337)	$(128,119)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$3,988	$3,783	$3,482	$3,136
Interest	3,732	3,624	3,266	2,557
Total Investment Income	7,720	7,407	6,748	5,693

Expenses:
Investment advisory fees	3,048	2,670	2,322	1,762
Accounting and administration fees	15,327	13,077	11,079	9,149
Custody fees	1,440	1,260	1,080	900
Transfer agent fees	4,024	3,521	3,017	2,515
Distribution service fees	1,555	1,362	1,185	899
Professional fees and expenses	12,605	12,130	11,743	10,816
Trustees fees and expenses	748	599	499	399
Pricing fees	2,160	1,890	1,620	1,350
Licensing fees	297	252	237	180
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	4,755	3,614	3,376	2,732
Registration fees	107	109	95	95
Other expenses	1,664	1,485	1,307	1,127
Total Expenses	50,278	44,517	40,108	34,472
Waivers/expense reimbursement by Advisor	(44,120)	(39,123)	(35,416)	(30,913)
Acquired fund fees and expenses waiver	(97)	(85)	(73)	(61)
Net Expenses	6,061	5,309	4,619	3,498
Net Investment Income/(Loss)	1,659	2,098	2,129	2,195

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(68,784)	(30,137)	1,407	(69,069)
Options written	3,027	(13,862)	(33,319)	(30,404)
Net change in unrealized appreciation/(depreciation)	(65,757)	(43,999)	(31,912)	(99,473)
Net realized and unrealized gain/(loss)	(65,757)	(43,999)	(31,912)	(99,473)
Net Increase/(Decrease) in Net Assets From Operations	$(64,098)	$(41,901)	$(29,783)	$(97,278)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,670	$2,676	$1,815	$915
Interest	2,284	2,532	1,481	619
Total Investment Income	4,954	5,208	3,296	1,534

Expenses:
Investment advisory fees	1,369	1,161	675	236
Accounting and administration fees	7,218	5,504	3,508	1,150
Custody fees	720	550	360	140
Transfer agent fees	2,012	1,500	833	360
Distribution service fees	698	593	344	120
Professional fees and expenses	9,976	9,667	9,067	8,738
Trustees fees and expenses	297	212	139	69
Pricing fees	1,080	810	300	150
Licensing fees	140	119	69	24
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	1,484	1,239	719	276
Registration fees	95	221	110	110
Other expenses	902	1,206	789	371
Total Expenses	28,539	25,330	19,461	14,292
Waivers/expense reimbursement by Advisor	(25,775)	(22,984)	(18,096)	(13,816)
Acquired fund fees and expenses waiver	(46)	(41)	(26)	(9)
Net Expenses	2,718	2,305	1,339	467
Net Investment Income/(Loss)	2,236	2,903	1,957	1,067

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(95,691)	93,292	(50,331)	(65,439)
Options written	28,011	(33,718)	30,393	32,608
Net change in unrealized appreciation/(depreciation)	(67,680)	59,574	(19,938)	(32,831)
Net realized and unrealized gain/(loss)	(67,680)	59,574	(19,938)	(32,831)
Net Increase/(Decrease) in Net Assets From Operations	$(65,444)	$62,477	$(17,981)	$(31,764)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,419	$4,371	$4,252	$4,396
Interest	2,534	2,737	3,194	3,723
Total Investment Income	6,953	7,108	7,446	8,119

Expenses:
Investment advisory fees	4,158	3,870	3,634	3,391
Accounting and administration fees	24,183	20,913	18,309	16,803
Custody fees	2,122	1,903	1,767	1,620
Transfer agent fees	5,883	5,371	4,884	4,357
Distribution service fees	2,121	1,974	1,854	1,730
Professional fees and expenses	22,892	19,265	17,485	14,664
Trustees fees and expenses	3,500	1,599	1,199	898
Pricing fees	3,600	3,300	3,000	2,700
Licensing fees	424	392	364	334
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	17,263	15,728	5,374	5,105
Registration fees	103	104	104	106
Other expenses	3,191	2,953	2,698	1,844
Total Expenses	116,749	104,681	63,220	56,100
Waivers/expense reimbursement by Advisor	(108,349)	(96,862)	(55,878)	(49,250)
Acquired fund fees and expenses waiver	(143)	(133)	(120)	(114)
Net Expenses	8,257	7,686	7,222	6,736
Net Investment Income/(Loss)	(1,304)	(578)	224	1,383

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	104,772	65,941	8,793	(93,549)
Options written	(284,760)	(234,876)	(158,201)	(65,480)
Net change in unrealized appreciation/(depreciation)	(179,988)	(168,935)	(149,408)	(159,029)
Net realized and unrealized gain/(loss)	(179,988)	(168,935)	(149,408)	(159,029)
Net Increase/(Decrease) in Net Assets From Operations	$(181,292)	$(169,513)	$(149,184)	$(157,646)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$3,988	$3,783	$3,482	$3,118
Interest	3,724	3,692	3,284	2,672
Total Investment Income	7,712	7,475	6,766	5,790

Expenses:
Investment advisory fees	3,016	2,639	2,269	1,770
Accounting and administration fees	15,327	13,077	11,079	9,150
Custody fees	1,440	1,260	1,080	905
Transfer agent fees	4,024	3,521	3,016	2,520
Distribution service fees	1,539	1,346	1,157	903
Professional fees and expenses	12,598	12,097	11,684	10,816
Trustees fees and expenses	748	600	499	399
Pricing fees	2,400	2,103	1,800	1,500
Licensing fees	293	249	232	181
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	4,755	3,614	3,376	2,729
Registration fees	107	109	95	95
Other expenses	1,664	1,485	1,307	1,127
Total Expenses	50,459	44,648	40,142	34,643
Waivers/expense reimbursement by Advisor	(44,365)	(39,316)	(35,558)	(31,067)
Acquired fund fees and expenses waiver	(97)	(85)	(73)	(59)
Net Expenses	5,997	5,247	4,511	3,517
Net Investment Income/(Loss)	1,715	2,228	2,255	2,273

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(76,527)	(43,813)	(17,353)	(48,872)
Options written	(6,392)	(14,137)	(32,736)	(46,257)
Net change in unrealized appreciation/(depreciation)	(82,919)	(57,950)	(50,089)	(95,129)
Net realized and unrealized gain/(loss)	(82,919)	(57,950)	(50,089)	(95,129)
Net Increase/(Decrease) in Net Assets From Operations	$(81,204)	$(55,722)	$(47,834)	$(92,856)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,670	$2,677	$1,815	$1,144
Interest	2,442	2,540	1,484	913
Total Investment Income	5,112	5,217	3,299	2,057

Expenses:
Investment advisory fees	1,388	1,132	680	299
Accounting and administration fees	7,219	5,504	3,509	1,150
Custody fees	720	550	360	140
Transfer agent fees	2,012	1,500	833	360
Distribution service fees	708	577	347	152
Professional fees and expenses	9,985	9,650	9,071	8,770
Trustees fees and expenses	297	212	139	69
Pricing fees	1,200	900	360	180
Licensing fees	142	116	69	31
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	1,484	1,239	719	276
Registration fees	95	221	110	110
Other expenses	903	1,206	788	371
Total Expenses	28,701	25,355	19,533	14,456
Waivers/expense reimbursement by Advisor	(25,894)	(23,068)	(18,159)	(13,852)
Acquired fund fees and expenses waiver	(46)	(41)	(25)	(11)
Net Expenses	2,761	2,246	1,349	593
Net Investment Income/(Loss)	2,351	2,971	1,950	1,464

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	–	–	(119)	–
Options written	–	–	(119)	–
Net realized gain/(loss)	–	–	(238)	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(75,894)	57,928	(28,767)	(47,844)
Options written	15,214	(25,543)	17,758	23,273
Net change in unrealized appreciation/(depreciation)	(60,680)	32,385	(11,009)	(24,571)
Net realized and unrealized gain/(loss)	(60,680)	32,385	(11,247)	(24,571)
Net Increase/(Decrease) in Net Assets From Operations	$(58,329)	$35,356	$(9,297)	$(23,107)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,418	$4,371	$4,252	$4,275
Interest	2,506	2,790	3,322	3,507
Total Investment Income	6,924	7,161	7,574	7,782

Expenses:
Investment advisory fees	4,161	3,879	3,672	3,305
Accounting and administration fees	24,175	20,898	18,310	16,785
Custody fees	2,178	1,947	1,767	1,620
Transfer agent fees	5,885	5,371	4,883	4,357
Distribution service fees	2,123	1,979	1,874	1,686
Professional fees and expenses	22,911	19,282	17,519	14,591
Trustees fees and expenses	3,500	1,599	1,199	898
Pricing fees	3,940	3,960	3,600	3,240
Licensing fees	978	898	826	740
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	17,263	15,734	5,385	5,108
Registration fees	103	104	104	106
Other expenses	3,191	2,953	2,698	1,844
Total Expenses	117,717	105,913	64,385	56,828
Waivers/expense reimbursement by Advisor	(109,311)	(98,075)	(56,965)	(50,149)
Acquired fund fees and expenses waiver	(143)	(133)	(120)	(111)
Net Expenses	8,263	7,705	7,300	6,568
Net Investment Income/(Loss)	(1,339)	(544)	274	1,214

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(56,676)	(81,004)	(124,655)	(235,660)
Options written	(99,336)	(46,767)	7,354	102,807
Net change in unrealized appreciation/(depreciation)	(156,012)	(127,771)	(117,301)	(132,853)
Net realized and unrealized gain/(loss)	(156,012)	(127,771)	(117,301)	(132,853)
Net Increase/(Decrease) in Net Assets From Operations	$(157,351)	$(128,315)	$(117,027)	$(131,639)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$3,988	$3,783	$3,482	$3,125
Interest	3,826	3,704	3,287	2,595
Total Investment Income	7,814	7,487	6,769	5,720

Expenses:
Investment advisory fees	3,067	2,683	2,296	1,756
Accounting and administration fees	15,327	13,077	11,079	9,150
Custody fees	1,440	1,260	1,080	906
Transfer agent fees	4,024	3,521	3,017	2,515
Distribution service fees	1,565	1,369	1,172	896
Professional fees and expenses	12,617	12,131	11,685	10,796
Trustees fees and expenses	748	600	499	399
Pricing fees	2,880	2,529	2,160	1,800
Licensing fees	658	574	501	404
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	4,746	3,610	3,448	2,734
Registration fees	107	109	95	95
Other expenses	1,664	1,485	1,307	1,127
Total Expenses	51,391	45,496	40,887	35,126
Waivers/expense reimbursement by Advisor	(45,195)	(40,075)	(36,248)	(31,577)
Acquired fund fees and expenses waiver	(97)	(85)	(73)	(60)
Net Expenses	6,099	5,336	4,566	3,489
Net Investment Income/(Loss)	1,715	2,151	2,203	2,231

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(176,073)	(116,974)	(76,310)	(185,351)
Options written	123,008	88,127	47,572	84,506
Net change in unrealized appreciation/(depreciation)	(53,065)	(28,847)	(28,738)	(100,845)
Net realized and unrealized gain/(loss)	(53,065)	(28,847)	(28,738)	(100,845)
Net Increase/(Decrease) in Net Assets From Operations	$(51,350)	$(26,696)	$(26,535)	$(98,614)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,672	$2,676	$1,815	$915
Interest	2,348	2,542	1,484	620
Total Investment Income	5,020	5,218	3,299	1,535

Expenses:
Investment advisory fees	1,376	1,133	674	236
Accounting and administration fees	7,218	5,504	3,508	1,150
Custody fees	729	550	360	140
Transfer agent fees	2,012	1,500	833	360
Distribution service fees	702	578	344	121
Professional fees and expenses	9,969	9,649	9,066	8,738
Trustees fees and expenses	297	212	139	69
Pricing fees	1,440	1,080	480	240
Licensing fees	322	245	150	74
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	1,485	1,242	721	290
Registration fees	95	220	110	110
Other expenses	903	1,206	788	371
Total Expenses	29,096	25,667	19,721	14,447
Waivers/expense reimbursement by Advisor	(26,316)	(23,378)	(18,360)	(13,969)
Acquired fund fees and expenses waiver	(46)	(41)	(26)	(9)
Net Expenses	2,734	2,248	1,335	469
Net Investment Income/(Loss)	2,286	2,970	1,964	1,066

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(193,732)	65,002	(103,807)	(115,736)
Options written	132,729	(17,001)	90,093	87,501
Net change in unrealized appreciation/(depreciation)	(61,003)	48,001	(13,714)	(28,235)
Net realized and unrealized gain/(loss)	(61,003)	48,001	(13,714)	(28,235)
Net Increase/(Decrease) in Net Assets From Operations	$(58,717)	$50,971	$(11,750)	$(27,169)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,418	$4,370	$4,252	$4,138
Interest	2,549	2,943	3,378	3,269
Total Investment Income	6,967	7,313	7,630	7,407

Expenses:
Investment advisory fees	4,167	3,896	3,669	3,219
Accounting and administration fees	24,179	20,900	18,303	15,837
Custody fees	2,136	1,932	1,767	1,620
Transfer agent fees	5,849	5,333	4,847	4,321
Distribution service fees	2,126	1,987	1,872	1,643
Professional fees and expenses	22,956	19,313	17,502	14,561
Trustees fees and expenses	3,500	1,599	1,199	898
Pricing fees	3,970	3,960	3,600	3,240
Licensing fees	5,646	5,176	4,715	4,241
Organizational costs	27,309	2,548	2,548	2,548
Offering costs	17,254	5,695	5,387	5,107
Registration fees	103	104	104	106
Other expenses	3,191	2,953	2,698	1,843
Total Expenses	122,386	75,396	68,211	59,184
Waivers/expense reimbursement by Advisor	(113,966)	(67,525)	(60,798)	(52,679)
Acquired fund fees and expenses waiver	(143)	(133)	(120)	(109)
Net Expenses	8,277	7,738	7,293	6,396
Net Investment Income/(Loss)	(1,310)	(425)	337	1,011

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,589)	–	–	(561)
Options written	1,031	–	–	455
Net realized gain/(loss)	(558)	–	–	(106)
Net change in unrealized appreciation/(depreciation) on:
Investments	(47,864)	(73,073)	(115,006)	(210,658)
Options written	(108,528)	(54,371)	(184)	88,823
Net change in unrealized appreciation/(depreciation)	(156,392)	(127,444)	(115,190)	(121,835)
Net realized and unrealized gain/(loss)	(156,950)	(127,444)	(115,190)	(121,941)
Net Increase/(Decrease) in Net Assets From Operations	$(158,260)	$(127,869)	$(114,853)	$(120,930)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$3,988	$3,783	$3,482	$3,118
Interest	3,924	3,738	3,295	2,636
Total Investment Income	7,912	7,521	6,777	5,754

Expenses:
Investment advisory fees	3,106	2,687	2,303	1,764
Accounting and administration fees	15,327	13,077	11,079	9,150
Custody fees	1,440	1,260	1,080	905
Transfer agent fees	3,991	3,521	3,017	2,515
Distribution service fees	1,585	1,371	1,175	900
Professional fees and expenses	12,849	12,134	11,688	10,798
Trustees fees and expenses	748	599	499	399
Pricing fees	2,880	2,529	2,160	1,800
Licensing fees	3,769	3,299	2,813	2,804
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	4,746	3,627	3,376	2,726
Registration fees	107	109	95	95
Other expenses	1,664	1,485	1,307	1,127
Total Expenses	54,760	48,246	43,140	37,531
Waivers/expense reimbursement by Advisor	(48,485)	(42,817)	(38,487)	(33,968)
Acquired fund fees and expenses waiver	(97)	(86)	(73)	(59)
Net Expenses	6,178	5,343	4,580	3,504
Net Investment Income/(Loss)	1,734	2,178	2,197	2,250

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(108,936)	(79,755)	(16,623)	(151,375)
Options written	81,235	61,789	3,317	62,867
Net change in unrealized appreciation/(depreciation)	(27,701)	(17,966)	(13,306)	(88,508)
Net realized and unrealized gain/(loss)	(27,701)	(17,966)	(13,306)	(88,508)
Net Increase/(Decrease) in Net Assets From Operations	$(25,967)	$(15,788)	$(11,109)	$(86,258)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,670	$2,676	$1,815	$915
Interest	2,372	2,544	1,486	621
Total Investment Income	5,042	5,220	3,301	1,536

Expenses:
Investment advisory fees	1,383	1,136	673	237
Accounting and administration fees	7,218	5,504	3,508	1,150
Custody fees	720	550	360	140
Transfer agent fees	2,012	1,500	833	360
Distribution service fees	706	580	344	121
Professional fees and expenses	9,972	9,649	9,064	8,738
Trustees fees and expenses	297	212	139	69
Pricing fees	1,440	1,080	480	240
Licensing fees	1,633	1,405	872	461
Organizational costs	2,548	2,548	2,548	2,547
Offering costs	1,485	1,242	724	277
Registration fees	95	221	110	110
Other expenses	903	1,206	788	371
Total Expenses	30,412	26,833	20,443	14,821
Waivers/expense reimbursement by Advisor	(27,617)	(24,537)	(19,083)	(14,343)
Acquired fund fees and expenses waiver	(46)	(41)	(25)	(9)
Net Expenses	2,749	2,255	1,335	469
Net Investment Income/(Loss)	2,293	2,965	1,966	1,067

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(162,286)	96,641	(101,174)	(92,473)
Options written	111,120	(43,434)	88,204	67,739
Net change in unrealized appreciation/(depreciation)	(51,166)	53,207	(12,970)	(24,734)
Net realized and unrealized gain/(loss)	(51,166)	53,207	(12,970)	(24,734)
Net Increase/(Decrease) in Net Assets From Operations	$(48,873)	$56,172	$(11,004)	$(23,667)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Investment Income:
Dividends	$4,419	$4,535	$4,252	$4,138
Interest	2,503	3,111	3,339	3,106
Total Investment Income	6,922	7,646	7,591	7,244

Expenses:
Investment advisory fees	4,149	3,962	3,659	3,170
Accounting and administration fees	24,165	20,926	18,305	15,834
Custody fees	2,122	1,979	1,767	1,620
Transfer agent fees	5,846	5,334	4,847	4,321
Distribution service fees	2,117	2,021	1,867	1,618
Professional fees and expenses	22,903	19,537	17,506	14,539
Trustees fees and expenses	3,500	1,599	1,199	898
Pricing fees	3,955	3,595	3,235	2,875
Licensing fees	292	270	255	226
Organizational costs	27,309	2,548	2,548	2,548
Offering costs	17,337	5,704	5,377	5,107
Registration fees	103	104	104	106
Other expenses	3,191	2,953	2,697	1,843
Total Expenses	116,989	70,532	63,366	54,705
Waivers/expense reimbursement by Advisor	(108,606)	(62,527)	(55,973)	(48,299)
Acquired fund fees and expenses waiver	(143)	(136)	(120)	(109)
Net Expenses	8,240	7,869	7,273	6,297
Net Investment Income/(Loss)	(1,318)	(223)	318	947

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	–	–	–	(422)
Options written	–	–	–	196
Net realized gain/(loss)	–	–	–	(226)
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,890)	(18,872)	(83,380)	(179,013)
Options written	(144,684)	(112,448)	(27,364)	51,275
Net change in unrealized appreciation/(depreciation)	(156,574)	(131,320)	(110,744)	(127,738)
Net realized and unrealized gain/(loss)	(156,574)	(131,320)	(110,744)	(127,964)
Net Increase/(Decrease) in Net Assets From Operations	$(157,892)	$(131,543)	$(110,426)	$(127,017)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$3,987	$3,783	$3,482	$3,118
Interest	3,798	3,629	3,328	2,595
Total Investment Income	7,785	7,412	6,810	5,713

Expenses:
Investment advisory fees	3,052	2,647	2,287	1,754
Accounting and administration fees	15,327	13,077	11,079	9,150
Custody fees	1,440	1,260	1,080	900
Transfer agent fees	3,991	3,521	3,016	2,515
Distribution service fees	1,557	1,350	1,167	895
Professional fees and expenses	12,621	12,126	11,698	10,801
Trustees fees and expenses	748	600	499	399
Pricing fees	2,515	2,163	1,795	1,435
Licensing fees	202	178	152	116
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	4,746	3,627	3,376	2,726
Registration fees	107	109	95	95
Other expenses	1,664	1,484	1,307	1,127
Total Expenses	50,518	44,690	40,099	34,461
Waivers/expense reimbursement by Advisor	(44,353)	(39,343)	(35,478)	(30,918)
Acquired fund fees and expenses waiver	(97)	(85)	(73)	(59)
Net Expenses	6,068	5,262	4,548	3,484
Net Investment Income/(Loss)	1,717	2,150	2,262	2,229

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(94,028)	(29,145)	36,488	(89,506)
Options written	65,616	14,119	(46,467)	17,114
Net change in unrealized appreciation/(depreciation)	(28,412)	(15,026)	(9,979)	(72,392)
Net realized and unrealized gain/(loss)	(28,412)	(15,026)	(9,979)	(72,392)
Net Increase/(Decrease) in Net Assets From Operations	$(26,695)	$(12,876)	$(7,717)	$(70,163)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,671	$2,676	$1,815	$915
Interest	2,357	2,546	1,487	623
Total Investment Income	5,028	5,222	3,302	1,538

Expenses:
Investment advisory fees	1,389	1,139	676	236
Accounting and administration fees	7,218	5,504	3,508	1,150
Custody fees	724	550	360	140
Transfer agent fees	2,012	1,500	833	360
Distribution service fees	708	581	345	121
Professional fees and expenses	9,980	9,651	9,065	8,737
Trustees fees and expenses	297	212	139	69
Pricing fees	1,075	1,080	480	240
Licensing fees	92	75	392	189
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	1,485	1,242	724	277
Registration fees	95	221	110	110
Other expenses	903	1,206	788	371
Total Expenses	28,526	25,509	19,968	14,548
Waivers/expense reimbursement by Advisor	(25,720)	(23,208)	(18,602)	(14,070)
Acquired fund fees and expenses waiver	(46)	(41)	(26)	(9)
Net Expenses	2,760	2,260	1,340	469
Net Investment Income/(Loss)	2,268	2,962	1,962	1,069

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(76,597)	204,991	(45,308)	(85,834)
Options written	45,158	(152,324)	56,314	66,748
Net change in unrealized appreciation/(depreciation)	(31,439)	52,667	11,006	(19,086)
Net realized and unrealized gain/(loss)	(31,439)	52,667	11,006	(19,086)
Net Increase/(Decrease) in Net Assets From Operations	$(29,171)	$55,629	$12,968	$(18,017)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
	Period January 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$16,933	$23,360	$22,062	$5,025
Interest	3,722	8,039	7,639	1,929
Total Investment Income	20,655	31,399	29,701	6,954

Expenses:
Investment advisory fees	4,130	5,616	5,466	1,100
Accounting and administration fees	24,230	19,787	15,490	5,504
Custody fees	2,085	1,876	1,134	550
Transfer agent fees	5,846	4,321	3,016	1,500
Distribution service fees	2,107	2,865	2,789	561
Professional fees and expenses	21,619	15,332	12,494	9,342
Trustees fees and expenses	2,993	898	499	212
Pricing fees	2,640	1,350	732	312
Licensing fees	422	553	558	112
Organizational costs	27,309	2,548	–	2,548
Offering costs	17,258	5,105	8,731	1,286
Registration fees	103	218	318	220
Other expenses	2,621	1,092	919	1,206
Total Expenses	113,363	61,561	52,146	24,453
Waivers/expense reimbursement by Advisor	(105,018)	(50,214)	(41,102)	(22,233)
Acquired fund fees and expenses waiver	(574)	(726)	(612)	(121)
Net Expenses	7,771	10,621	10,432	2,099
Net Investment Income/(Loss)	12,884	20,778	19,269	4,855

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	–	(54,782)	138	–
Options written	–	(21,294)	–	–
Net realized gain/(loss)	–	(76,076)	138	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(180,979)	(137,507)	(79,518)	(5,870)
Options written	(10,401)	(14,474)	(16,482)	7,788
Net change in unrealized appreciation/(depreciation)	(191,380)	(151,981)	(96,000)	1,918
Net realized and unrealized gain/(loss)	(191,380)	(228,057)	(95,862)	1,918
Net Increase/(Decrease) in Net Assets From Operations	$(178,496)	$(207,279)	$(76,593)	$6,773

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)
	Period January 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022
Investment Income:
Dividends	$16,949	$13,510	$10,591	$5,025
Interest	3,805	4,570	3,745	1,992
Total Investment Income	20,754	18,080	14,336	7,017

Expenses:
Investment advisory fees	4,139	3,248	2,641	1,097
Accounting and administration fees	24,224	16,796	11,841	5,504
Custody fees	1,895	1,305	1,361	550
Transfer agent fees	5,849	4,321	3,017	1,500
Distribution service fees	2,112	1,657	1,347	559
Professional fees and expenses	22,716	14,632	11,794	9,595
Trustees fees and expenses	2,993	797	499	212
Pricing fees	2,640	1,350	732	312
Licensing fees	423	321	269	112
Organizational costs	27,309	2,548	–	2,548
Offering costs	17,257	5,105	8,731	1,286
Registration fees	103	106	151	221
Other expenses	2,811	1,663	692	1,206
Total Expenses	114,471	53,849	43,075	24,702
Waivers/expense reimbursement by Advisor	(106,110)	(47,287)	(37,740)	(22,487)
Acquired fund fees and expenses waiver	(574)	(423)	(301)	(121)
Net Expenses	7,787	6,139	5,034	2,094
Net Investment Income/(Loss)	12,967	11,941	9,302	4,923

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	–	–	5	–
Net realized gain/(loss)	–	–	5	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(174,693)	(123,728)	(20,723)	(4,974)
Options written	(13,412)	(8,947)	(3,162)	5,497
Net change in unrealized appreciation/(depreciation)	(188,105)	(132,675)	(23,885)	523
Net realized and unrealized gain/(loss)	(188,105)	(132,675)	(23,880)	523
Net Increase/(Decrease) in Net Assets From Operations	$(175,138)	$(120,734)	$(14,578)	$5,446

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Investment Income:
Dividends	$2,820	$2,819	$965
Interest	2,588	2,370	727
Total Investment Income	5,408	5,189	1,692

Expenses:
Investment advisory fees	1,129	911	239
Accounting and administration fees	5,504	3,508	1,150
Custody fees	550	360	140
Transfer agent fees	1,500	833	360
Distribution service fees	576	465	122
Professional fees and expenses	9,744	9,151	8,726
Trustees fees and expenses	212	139	69
Pricing fees	703	360	163
Licensing fees	115	93	24
Offering costs	4,200	2,421	913
Registration fees	220	110	110
Other expenses	1,206	788	371
Total Expenses	25,659	19,139	12,387
Waivers/expense reimbursement by Advisor	(23,378)	(17,299)	(11,904)
Acquired fund fees and expenses waiver	(42)	(35)	(9)
Net Expenses	2,239	1,805	474
Net Investment Income/(Loss)	3,169	3,384	1,218

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	222,703	(392,963)	(200,945)
Options written	(173,366)	387,332	186,537
Net change in unrealized appreciation/(depreciation)	49,337	(5,631)	(14,408)
Net realized and unrealized gain/(loss)	49,337	(5,631)	(14,408)
Net Increase/(Decrease) in Net Assets From Operations	$52,506	$(2,247)	$(13,190)

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/ Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/ Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/ Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/ Oct
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(836)	$387	$477	$2,544
Net realized gain/(loss)	(150,897)	(110,683)	(88,704)	(207,737)
Net change in unrealized appreciation/(depreciation)	(77,630)	(179,196)	(69,267)	53,760
Net Increase/(Decrease) in Net Assets Resulting from Operations	(229,363)	(289,492)	(157,494)	(151,433)

Distributions to Shareholders:
Distributions to shareholders	–	–	(95)	(2,432)
Total distributions to shareholders	–	–	(95)	(2,432)

Capital Share Transactions:(b)
Proceeds from shares sold	1,160,309	1,712,362	1,139,619	1,265,014
Reinvestments	–	–	95	2,432
Cost of shares redeemed	(1,097)	(6,541)	(1,172)	(2,126)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,159,212	1,705,821	1,138,542	1,265,320
Total Increase/(Decrease) in Net Assets	929,849	1,416,329	980,953	1,111,455

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$929,849	$1,416,329	$980,953	$1,111,455

Change in Shares Outstanding:(b)
Shares sold	118,663	173,519	113,625	126,371
Shares reinvested	–	–	11	277
Shares redeemed	(129)	(750)	(129)	(235)
Net Increase/(Decrease)	118,534	172,769	113,507	126,413

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/ Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/ Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/ Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/ Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$4,022	$2,788	$(2,049)	$1,152
Net realized gain/(loss)	(98,960)	(24,627)	(159,939)	(103,781)
Net change in unrealized appreciation/(depreciation)	(26,505)	(21,503)	(68,486)	(181,024)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(121,443)	(43,342)	(230,474)	(283,653)

Distributions to Shareholders:
Distributions to shareholders	(4,022)	(5,332)	–	(663)
Tax return of capital to shareholders	(319)	(453)	–	–
Total distributions to shareholders	(4,341)	(5,785)	–	(663)

Capital Share Transactions:(b)
Proceeds from shares sold	1,681,374	1,122,205	1,000,010	1,461,555
Reinvestments	4,341	5,785	–	663
Cost of shares redeemed	(2,130)	(831)	–	(2,033)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,683,585	1,127,159	1,000,010	1,460,185
Total Increase/(Decrease) in Net Assets	1,557,801	1,078,032	769,536	1,175,869

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$1,557,801	$1,078,032	$769,536	$1,175,869

Change in Shares Outstanding:(b)
Shares sold	171,264	112,690	100,001	151,918
Shares reinvested	479	609	–	84
Shares redeemed	(224)	(85)	–	(252)
Net Increase/(Decrease)	171,519	113,214	100,001	151,750

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/ Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/ Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/ Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/ Dec
	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(299)	$1,661	$2,079	$2,385
Net realized gain/(loss)	(91,682)	(168,307)	(88,179)	(27,762)
Net change in unrealized appreciation/(depreciation)	(72,294)	34,788	(12,126)	(20,355)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(164,275)	(131,858)	(98,226)	(45,732)

Distributions to Shareholders:
Distributions to shareholders	–	(1,570)	(1,980)	(2,385)
Tax return of capital to shareholders	–	–	–	(358)
Total distributions to shareholders	–	(1,570)	(1,980)	(2,743)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,000,010
Reinvestments	–	1,570	1,980	2,743
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,010	1,001,580	1,001,990	1,002,753
Total Increase/(Decrease) in Net Assets	835,735	868,152	901,784	954,278

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$835,735	$868,152	$901,784	$954,278

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	–	181	220	288
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,001	100,182	100,221	100,289

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(1,375)	$(571)	$194	$1,090
Net change in unrealized appreciation/(depreciation)	(157,433)	(127,179)	(117,531)	(129,209)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(158,808)	(127,750)	(117,337)	(128,119)

Distributions to Shareholders:
Distributions to shareholders	–	–	–	(749)
Total distributions to shareholders	–	–	–	(749)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,151	1,000,014	1,000,022	1,030,010
Reinvestments	–	–	–	749
Cost of shares redeemed	(140)	(4)	(11)	(238)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,011	1,000,010	1,000,011	1,030,521
Total Increase/(Decrease) in Net Assets	841,203	872,260	882,674	901,653

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$841,203	$872,260	$882,674	$901,653

Change in Shares Outstanding:(b)
Shares sold	100,015	100,001	100,002	103,071
Shares reinvested	–	–	–	86
Shares redeemed	(14)	0	(1)	(27)
Net Increase/(Decrease)	100,001	100,001	100,001	103,130

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$1,659	$2,098	$2,129	$2,195
Net change in unrealized appreciation/(depreciation)	(65,757)	(43,999)	(31,912)	(99,473)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(64,098)	(41,901)	(29,783)	(97,278)

Distributions to Shareholders:
Distributions to shareholders	(1,306)	(1,737)	(8,265)	(1,860)
Total distributions to shareholders	(1,306)	(1,737)	(8,265)	(1,860)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,006,374	1,006,012
Reinvestments	1,306	1,737	8,265	1,860
Cost of shares redeemed	–	–	(34)	(27)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,316	1,001,747	1,014,605	1,007,845
Total Increase/(Decrease) in Net Assets	935,912	958,109	976,557	908,707

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$935,912	$958,109	$976,557	$908,707

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,610	100,601
Shares reinvested	139	180	856	206
Shares redeemed	–	–	(4)	(3)
Net Increase/(Decrease)	100,140	100,181	101,462	100,804

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$2,236	$2,903	$1,957	$1,067
Net change in unrealized appreciation/(depreciation)	(67,680)	59,574	(19,938)	(32,831)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(65,444)	62,477	(17,981)	(31,764)

Distributions to Shareholders:
Distributions to shareholders	(1,885)	(65,492)	(1,841)	(918)
Total distributions to shareholders	(1,885)	(65,492)	(1,841)	(918)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,000,010
Reinvestments	1,885	65,492	1,841	918
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,895	1,065,502	1,001,851	1,000,928
Total Increase/(Decrease) in Net Assets	934,566	1,062,487	982,029	968,246

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$934,566	$1,062,487	$982,029	$968,246

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	201	6,589	188	95
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,202	106,590	100,189	100,096

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(1,304)	$(578)	$224	$1,383
Net change in unrealized appreciation/(depreciation)	(179,988)	(168,935)	(149,408)	(159,029)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(181,292)	(169,513)	(149,184)	(157,646)

Distributions to Shareholders:
Distributions to shareholders	–	–	–	(1,037)
Total distributions to shareholders	–	–	–	(1,037)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,012	1,000,010	1,062,469
Reinvestments	–	–	–	1,037
Cost of shares redeemed	–	–	–	(775)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,010	1,000,012	1,000,010	1,062,731
Total Increase/(Decrease) in Net Assets	818,718	830,499	850,826	904,048

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$818,718	$830,499	$850,826	$904,048

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	106,247
Shares reinvested	–	–	–	121
Shares redeemed	–	0	–	(86)
Net Increase/(Decrease)	100,001	100,001	100,001	106,282

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$1,715	$2,228	$2,255	$2,273
Net change in unrealized appreciation/(depreciation)	(82,919)	(57,950)	(50,089)	(95,129)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(81,204)	(55,722)	(47,834)	(92,856)

Distributions to Shareholders:
Distributions to shareholders	(1,378)	(1,869)	(1,897)	(1,938)
Total distributions to shareholders	(1,378)	(1,869)	(1,897)	(1,938)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,011	1,000,010	1,000,010	1,000,011
Reinvestments	1,378	1,869	1,897	1,938
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,389	1,001,879	1,001,907	1,001,949
Total Increase/(Decrease) in Net Assets	918,807	944,288	952,176	907,155

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$918,807	$944,288	$952,176	$907,155

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	149	196	198	213
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,150	100,197	100,199	100,214

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$2,351	$2,971	$1,950	$1,464
Net realized gain/(loss)	–	–	(238)	–
Net change in unrealized appreciation/(depreciation)	(60,680)	32,385	(11,009)	(24,571)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(58,329)	35,356	(9,297)	(23,107)

Distributions to Shareholders:
Distributions to shareholders	(1,994)	(38,112)	(1,836)	(1,144)
Total distributions to shareholders	(1,994)	(38,112)	(1,836)	(1,144)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,250,080
Reinvestments	1,994	38,112	1,836	1,144
Cost of shares redeemed	–	–	–	(152)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,002,004	1,038,122	1,001,846	1,251,072
Total Increase/(Decrease) in Net Assets	941,681	1,035,366	990,713	1,226,821

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$941,681	$1,035,366	$990,713	$1,226,821

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	125,008
Shares reinvested	211	3,827	186	116
Shares redeemed	–	–	–	(15)
Net Increase/(Decrease)	100,212	103,828	100,187	125,109

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(1,339)	$(544)	$274	$1,214
Net change in unrealized appreciation/(depreciation)	(156,012)	(127,771)	(117,301)	(132,853)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(157,351)	(128,315)	(117,027)	(131,639)

Distributions to Shareholders:
Distributions to shareholders	–	–	–	(871)
Total distributions to shareholders	–	–	–	(871)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,159	1,000,015	1,000,010	1,035,010
Reinvestments	–	–	–	871
Cost of shares redeemed	(147)	(4)	–	(279)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,012	1,000,011	1,000,010	1,035,602
Total Increase/(Decrease) in Net Assets	842,661	871,696	882,983	903,092

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$842,661	$871,696	$882,983	$903,092

Change in Shares Outstanding:(b)
Shares sold	100,016	100,002	100,001	103,574
Shares reinvested	–	–	–	100
Shares redeemed	(15)	(1)	–	(31)
Net Increase/(Decrease)	100,001	100,001	100,001	103,643

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$1,715	$2,151	$2,203	$2,231
Net change in unrealized appreciation/(depreciation)	(53,065)	(28,847)	(28,738)	(100,845)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(51,350)	(26,696)	(26,535)	(98,614)

Distributions to Shareholders:
Distributions to shareholders	(1,371)	(1,790)	(1,841)	(1,892)
Total distributions to shareholders	(1,371)	(1,790)	(1,841)	(1,892)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,003,182	1,002,411
Reinvestments	1,371	1,790	1,841	1,892
Cost of shares redeemed	–	–	(16)	(11)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,381	1,001,800	1,005,007	1,004,292
Total Increase/(Decrease) in Net Assets	948,660	973,314	976,631	903,786

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$948,660	$973,314	$976,631	$903,786

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,310	100,241
Shares reinvested	143	182	188	209
Shares redeemed	–	–	(2)	(1)
Net Increase/(Decrease)	100,144	100,183	100,496	100,449

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$2,286	$2,970	$1,964	$1,066
Net change in unrealized appreciation/(depreciation)	(61,003)	48,001	(13,714)	(28,235)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(58,717)	50,971	(11,750)	(27,169)

Distributions to Shareholders:
Distributions to shareholders	(1,924)	(2,852)	(1,850)	(925)
Total distributions to shareholders	(1,924)	(2,852)	(1,850)	(925)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,013	1,000,010	1,000,010	1,000,010
Reinvestments	1,924	2,852	1,850	925
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,937	1,002,862	1,001,860	1,000,935
Total Increase/(Decrease) in Net Assets	941,296	1,050,981	988,260	972,841

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$941,296	$1,050,981	$988,260	$972,841

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	204	273	187	95
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,205	100,274	100,188	100,096

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(1,310)	$(425)	$337	$1,011
Net realized gain/(loss)	(558)	–	–	(106)
Net change in unrealized appreciation/(depreciation)	(156,392)	(127,444)	(115,190)	(121,835)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(158,260)	(127,869)	(114,853)	(120,930)

Distributions to Shareholders:
Distributions to shareholders	–	–	(11)	(1,144)
Total distributions to shareholders	–	–	(11)	(1,144)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,158	1,000,010	1,000,010	1,000,010
Reinvestments	–	–	11	1,144
Cost of shares redeemed	(143)	–	–	–
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,015	1,000,010	1,000,021	1,001,154
Total Increase/(Decrease) in Net Assets	841,755	872,141	885,157	879,080

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$841,755	$872,141	$885,157	$879,080

Change in Shares Outstanding:(b)
Shares sold	100,017	100,001	100,001	100,001
Shares reinvested	–	–	1	130
Shares redeemed	(16)	–	–	–
Net Increase/(Decrease)	100,001	100,001	100,002	100,131

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome
	Fund - May Period May 10, 2022(a) to December 31, 2022	Fund - Jun Period June 10, 2022(a) to December 31, 2022	Fund - Jul Period July 11, 2022(a) to December 31, 2022	Fund - Aug Period August 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$1,734	$2,178	$2,197	$2,250
Net change in unrealized appreciation/(depreciation)	(27,701)	(17,966)	(13,306)	(88,508)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(25,967)	(15,788)	(11,109)	(86,258)

Distributions to Shareholders:
Distributions to shareholders	(1,373)	(1,818)	(1,838)	(1,929)
Total distributions to shareholders	(1,373)	(1,818)	(1,838)	(1,929)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,012	1,000,011
Reinvestments	1,373	1,818	1,838	1,929
Cost of shares redeemed	–	–	(2)	–
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,383	1,001,828	1,001,848	1,001,940
Total Increase/(Decrease) in Net Assets	974,043	984,222	988,901	913,753

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$974,043	$984,222	$988,901	$913,753

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	141	184	186	211
Shares redeemed	–	–	0	–
Net Increase/(Decrease)	100,142	100,185	100,187	100,212

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$2,293	$2,965	$1,966	$1,067
Net change in unrealized appreciation/(depreciation)	(51,166)	53,207	(12,970)	(24,734)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(48,873)	56,172	(11,004)	(23,667)

Distributions to Shareholders:
Distributions to shareholders	(1,930)	(2,850)	(1,854)	(921)
Total distributions to shareholders	(1,930)	(2,850)	(1,854)	(921)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,013	1,000,010	1,000,010
Reinvestments	1,930	2,850	1,854	921
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,940	1,002,863	1,001,864	1,000,931
Total Increase/(Decrease) in Net Assets	951,137	1,056,185	989,006	976,343

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$951,137	$1,056,185	$989,006	$976,343

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	203	272	188	95
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,204	100,273	100,189	100,096

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to December 31, 2022	Period February 10, 2022(a) to December 31, 2022	Period March 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$(1,318)	$(223)	$318	$947
Net realized gain/(loss)	–	–	–	(226)
Net change in unrealized appreciation/(depreciation)	(156,574)	(131,320)	(110,744)	(127,738)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(157,892)	(131,543)	(110,426)	(127,017)

Distributions to Shareholders:
Distributions to shareholders	–	–	–	(809)
Total distributions to shareholders	–	–	–	(809)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,030,010	1,000,010	1,000,010
Reinvestments	–	–	–	809
Cost of shares redeemed	–	(289)	–	–
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,000,010	1,029,721	1,000,010	1,000,819
Total Increase/(Decrease) in Net Assets	842,118	898,178	889,584	872,993

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$842,118	$898,178	$889,584	$872,993

Change in Shares Outstanding:(b)
Shares sold	100,001	103,084	100,001	100,001
Shares reinvested	–	–	–	92
Shares redeemed	–	(32)	–	–
Net Increase/(Decrease)	100,001	103,052	100,001	100,093

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
	Period May 10, 2022(a) to December 31, 2022	Period June 10, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period August 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$1,717	$2,150	$2,262	$2,229
Net change in unrealized appreciation/(depreciation)	(28,412)	(15,026)	(9,979)	(72,392)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(26,695)	(12,876)	(7,717)	(70,163)

Distributions to Shareholders:
Distributions to shareholders	(1,359)	(1,794)	(1,905)	(1,892)
Total distributions to shareholders	(1,359)	(1,794)	(1,905)	(1,892)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,015	1,000,010	1,000,010
Reinvestments	1,359	1,794	1,905	1,892
Cost of shares redeemed	–	(5)	–	–
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,369	1,001,804	1,001,915	1,001,902
Total Increase/(Decrease) in Net Assets	973,315	987,134	992,293	929,847

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$973,315	$987,134	$992,293	$929,847

Change in Shares Outstanding:(b)
Shares sold	100,001	100,002	100,001	100,001
Shares reinvested	139	179	190	203
Shares redeemed	–	(1)	–	–
Net Increase/(Decrease)	100,140	100,180	100,191	100,204

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
	Period September 12, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$2,268	$2,962	$1,962	$1,069
Net change in unrealized appreciation/(depreciation)	(31,439)	52,667	11,006	(19,086)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(29,171)	55,629	12,968	(18,017)

Distributions to Shareholders:
Distributions to shareholders	(1,916)	(2,842)	(1,853)	(924)
Total distributions to shareholders	(1,916)	(2,842)	(1,853)	(924)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,012	1,000,010	1,000,010	1,000,010
Reinvestments	1,916	2,842	1,853	924
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,001,928	1,002,852	1,001,863	1,000,934
Total Increase/(Decrease) in Net Assets	970,841	1,055,639	1,012,978	981,993

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$970,841	$1,055,639	$1,012,978	$981,993

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares reinvested	197	268	186	95
Shares redeemed	–	–	–	–
Net Increase/(Decrease)	100,198	100,269	100,187	100,096

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
	Period January 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$12,884	$20,778	$19,269	$4,855
Net realized gain/(loss)	–	(76,076)	138	–
Net change in unrealized appreciation/(depreciation)	(191,380)	(151,981)	(96,000)	1,918
Net Increase/(Decrease) in Net Assets Resulting from Operations	(178,496)	(207,279)	(76,593)	6,773

Distributions to Shareholders:
Distributions to shareholders	(12,822)	(20,611)	(44,588)	(10,816)
Total distributions to shareholders	(12,822)	(20,611)	(44,588)	(10,816)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	2,674,530	2,800,000	1,001,121
Reinvestments	12,822	20,611	44,588	10,816
Cost of shares redeemed	–	(870,498)	(69,296)	(3)
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,012,832	1,824,643	2,775,292	1,011,934
Total Increase/(Decrease) in Net Assets	821,514	1,596,753	2,654,111	1,007,891

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$821,514	$1,596,753	$2,654,111	$1,007,891

Change in Shares Outstanding:(b)
Shares sold	100,001	281,814	273,662	100,112
Shares reinvested	1,595	2,366	4,597	1,094
Shares redeemed	–	(101,973)	(6,857)	(1)
Net Increase/(Decrease)	101,596	182,207	271,402	101,205

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)
	Period January 10, 2022(a) to December 31, 2022	Period April 11, 2022(a) to December 31, 2022	Period July 11, 2022(a) to December 31, 2022	Period October 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$12,967	$11,941	$9,302	$4,923
Net realized gain/(loss)	–	–	5	–
Net change in unrealized appreciation/(depreciation)	(188,105)	(132,675)	(23,885)	523
Net Increase/(Decrease) in Net Assets Resulting from Operations	(175,138)	(120,734)	(14,578)	5,446

Distributions to Shareholders:
Distributions to shareholders	(12,886)	(11,847)	(41,947)	(8,256)
Total distributions to shareholders	(12,886)	(11,847)	(41,947)	(8,256)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,134	1,020,014	1,250,000	1,000,010
Reinvestments	12,886	11,847	41,947	8,256
Cost of shares redeemed	(118)	(163)	(49,795)	–
Net Increase/(Decrease) in Net Assets from Capital Share
Transactions	1,012,902	1,031,698	1,242,152	1,008,266
Total Increase/(Decrease) in Net Assets	824,878	899,117	1,185,627	1,005,456

Net Assets:
Beginning of the period	–	–	–	–
End of the period	$824,878	$899,117	$1,185,627	$1,005,456

Change in Shares Outstanding:(b)
Shares sold	100,013	102,061	124,531	100,001
Shares reinvested	1,591	1,368	4,406	832
Shares redeemed	(12)	(18)	(5,080)	–
Net Increase/(Decrease)	101,592	103,411	123,857	100,833

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/ Oct	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/ Nov	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/ Dec
	Period October 10, 2022(a) to December 31, 2022	Period November 10, 2022(a) to December 31, 2022	Period December 12, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$3,169	$3,384	$1,218
Net change in unrealized appreciation/(depreciation)	49,337	(5,631)	(14,408)
Net Increase/(Decrease) in Net Assets Resulting from Operations	52,506	(2,247)	(13,190)

Distributions to Shareholders:
Distributions to shareholders	(34,194)	(3,384)	(993)
Tax return of capital to shareholders	–	(182)	–
Total distributions to shareholders	(34,194)	(3,566)	(993)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,016	1,481,406	1,000,010
Reinvestments	34,194	3,566	993
Cost of shares redeemed	–	(607)	–
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,034,210	1,484,365	1,001,003
Total Increase/(Decrease) in Net Assets	1,052,522	1,478,552	986,820

Net Assets:
Beginning of the period	–	–	–
End of the period	$1,052,522	$1,478,552	$986,820

Change in Shares Outstanding:(b)
Shares sold	100,001	147,289	100,001
Shares reinvested	3,366	357	101
Shares redeemed	0	(60)	–
Net Increase/(Decrease)	103,367	147,586	100,102

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(2.15)	(2.16)	–	–	–	$7.84	(21.60)%	$930	12.96%	0.97%	(0.09)%	15%

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 2/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.80)	(1.80)	–	–	–	$8.20	(18.00)%	$1,416	8.78%	0.97%	0.03%	7%

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.36)	(1.36)	(0.00) (h)	–	(0.00)	$8.64	(13.59)%	$981	7.76%	0.97%	0.06%	7%

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 4/11/22 (g) - 12/31/22	$10.00	0.02	(1.21)	(1.19)	(0.02)	–	(0.02)	$8.79	(11.91)%	$1,111	7.08%	0.97%	0.31%	67%

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
For the period 5/10/22 (g) - 12/31/22	$10.00	0.03	(0.93)	(0.90)	(0.02)	–	(0.02) (i)	$9.08	(8.95)%	$1,558	6.79%	0.97%	0.51%	58%

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
For the period 6/10/22 (g) - 12/31/22	$10.00	0.03	(0.47)	(0.44)	(0.02)	(0.02)	(0.04) (i)	$9.52	(4.29)%	$1,078	7.74%	0.97%	0.46%	68%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.02)	(2.28)	(2.30)	–	–	–	$7.70	(23.00)%	$770	14.17%	0.97%	(0.25)%	17%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 2/10/22 (g) - 12/31/22	$10.00	0.01	(2.26)	(2.25)	(0.00) (h)	–	(0.00)	$7.75	(22.46)%	$1,176	11.74%	0.97%	0.12%	0%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 3/10/22 (g) - 12/31/22	$10.00	(0.00) (h)	(1.64)	(1.64)	–	–	–	$8.36	(16.40)%	$836	8.73%	0.97%	(0.04)%	8%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 4/11/22 (g) - 12/31/22	$10.00	0.02	(1.33)	(1.31)	(0.02)	–	(0.02)	$8.67	(13.14)%	$868	8.52%	0.97%	0.26%	68%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(1.00)	(0.98)	(0.02)	–	(0.02)	$9.00	(9.80)%	$902	8.30%	0.97%	0.34%	67%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.48)	(0.46)	(0.02)	–	(0.02) (i)	$9.52	(4.53)%	$954	8.37%	0.97%	0.45%	69%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.58)	(1.59)	–	–	–	$8.41	(15.90)%	$841	13.72%	0.97%	(0.16)%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.27)	(1.28)	–	–	–	$8.72	(12.80)%	$872	13.23%	0.97%	(0.07)%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.17)	(1.17)	–	–	–	$8.83	(11.70)%	$883	8.47%	0.97%	0.03%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.26)	(1.25)	(0.01)	–	(0.01)	$8.74	(12.53)%	$902	8.27%	0.97%	0.16%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.66)	(0.64)	(0.01)	–	(0.01)	$9.35	(6.37)%	$936	8.08%	0.97%	0.27%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.44)	(0.42)	(0.02)	–	(0.02)	$9.56	(4.23)%	$958	8.17%	0.97%	0.38%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.32)	(0.30)	(0.02)	(0.06)	(0.08)	$9.62	(2.98)%	$977	8.46%	0.97%	0.45%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(0.99)	(0.97)	(0.02)	–	(0.02)	$9.01	(9.72)%	$909	9.59%	0.97%	0.61%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.67)	(0.65)	(0.02)	–	(0.02)	$9.33	(6.51)%	$935	10.22%	0.97%	0.80%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.60	0.63	(0.03)	(0.63)	(0.66)	$9.97	6.27%	$1,062	10.69%	0.97%	1.22%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.20)	(0.18)	(0.02)	–	(0.02)	$9.80	(1.82)%	$982	14.13%	0.97%	1.42%	0%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.33)	(0.32)	(0.01)	–	(0.01)	$9.67	(3.21)%	$968	29.72%	0.97%	2.22%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.80)	(1.81)	–	–	–	$8.19	(18.10)%	$819	13.76%	0.97%	(0.15)%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.69)	(1.70)	–	–	–	$8.30	(17.00)%	$830	13.25%	0.97%	(0.07)%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.49)	(1.49)	–	–	–	$8.51	(14.90)%	$851	8.52%	0.97%	0.03%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.49)	(1.48)	(0.01)	–	(0.01)	$8.51	(14.80)%	$904	8.11%	0.97%	0.20%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.84)	(0.82)	(0.01)	–	(0.01)	$9.17	(8.16)%	$919	8.20%	0.97%	0.28%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.58)	(0.56)	(0.02)	–	(0.02)	$9.42	(5.62)%	$944	8.29%	0.97%	0.41%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.50)	(0.48)	(0.02)	–	(0.02)	$9.50	(4.81)%	$952	8.67%	0.97%	0.49%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(0.95)	(0.93)	(0.02)	–	(0.02)	$9.05	(9.31)%	$907	9.59%	0.97%	0.63%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.60)	(0.58)	(0.02)	–	(0.02)	$9.40	(5.80)%	$942	10.13%	0.97%	0.83%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.32	0.35	(0.03)	(0.35)	(0.38)	$9.97	3.52%	$1,035	10.98%	0.97%	1.29%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.11)	(0.09)	(0.02)	–	(0.02)	$9.89	(0.92)%	$991	14.08%	0.97%	1.41%	0%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.19)	(0.18)	(0.01)	–	(0.01)	$9.81	(1.81)%	$1,227	23.71%	0.97%	2.40%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.56)	(1.57)	–	–	–	$8.43	(15.70)%	$843	13.86%	0.97%	(0.16)%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.27)	(1.28)	–	–	–	$8.72	(12.80)%	$872	13.38%	0.97%	(0.07)%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.17)	(1.17)	–	–	–	$8.83	(11.70)%	$883	8.59%	0.97%	0.04%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.29)	(1.28)	(0.01)	–	(0.01)	$8.71	(12.82)%	$903	8.42%	0.97%	0.18%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.54)	(0.52)	(0.01)	–	(0.01)	$9.47	(5.16)%	$949	8.21%	0.97%	0.27%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Distributions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains		Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.28)	(0.26)	(0.02)	–		(0.02)	$9.72	(2.62)%	$973	8.31%	0.97%	0.39%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.28)	(0.26)	(0.02)	–		(0.02)	$9.72	(2.62)%	$977	8.73%	0.97%	0.47%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(1.00)	(0.98)	(0.02)	–		(0.02)	$9.00	(9.81)%	$904	9.80%	0.97%	0.62%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.61)	(0.59)	(0.02)	–		(0.02)	$9.39	(5.91)%	$941	10.36%	0.97%	0.81%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.48	0.51	(0.03)	–		(0.03)	$10.48	5.09%	$1,051	11.10%	0.97%	1.28%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.14)	(0.12)	(0.02)	–		(0.02)	$9.86	(1.22)%	$988	14.34%	0.97%	1.43%	0%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.28)	(0.27)	(0.01)	–		(0.01)	$9.72	(2.71)%	$973	29.94%	0.97%	2.21%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.57)	(1.58)	–	–		–	$8.42	(15.80)%	$842	14.39%	0.97%	(0.15)%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.00) (h)	(1.28)	(1.28)	–	–		–	$8.72	(12.80)%	$872	9.48%	0.97%	(0.05)%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.15)	(1.15)	(0.00) (h)	–		(0.00)	$8.85	(11.50)%	$885	9.11%	0.97%	0.04%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.22)	(1.21)	(0.01)	(0.00)	(h)	(0.01)	$8.78	(12.09)%	$879	9.01%	0.97%	0.15%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.28)	(0.26)	(0.01)	–		(0.01)	$9.73	(2.56)%	$974	8.64%	0.97%	0.27%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.18)	(0.16)	(0.02)	–		(0.02)	$9.82	(1.62)%	$984	8.80%	0.97%	0.40%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.13)	(0.11)	(0.02)	–		(0.02)	$9.87	(1.12)%	$989	9.18%	0.97%	0.47%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(0.88)	(0.86)	(0.02)	–	(0.02)	$9.12	(8.61)%	$914	10.43%	0.97%	0.63%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.51)	(0.49)	(0.02)	–	(0.02)	$9.49	(4.91)%	$951	10.77%	0.97%	0.81%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.53	0.56	(0.03)	–	(0.03)	$10.53	5.59%	$1,056	11.57%	0.97%	1.28%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.13)	(0.11)	(0.02)	–	(0.02)	$9.87	(1.11)%	$989	14.87%	0.97%	1.43%	0%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.25)	(0.24)	(0.01)	–	(0.01)	$9.75	(2.41)%	$976	30.66%	0.97%	2.21%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.57)	(1.58)	–	–	–	$8.42	(15.80)%	$842	13.82%	0.97%	(0.16)%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.00) (h)	(1.28)	(1.28)	–	–	–	$8.72	(12.80)%	$898	8.72%	0.97%	(0.03)%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.10)	(1.10)	–	–	–	$8.90	(11.00)%	$890	8.49%	0.97%	0.04%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.28)	(1.27)	(0.01)	(0.00) (h)	(0.01)	$8.72	(12.72)%	$873	8.45%	0.97%	0.15%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.29)	(0.27)	(0.01)	–	(0.01)	$9.72	(2.66)%	$973	8.11%	0.97%	0.28%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.15)	(0.13)	(0.02)	–	(0.02)	$9.85	(1.32)%	$987	8.27%	0.97%	0.40%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.10)	(0.08)	(0.02)	–	(0.02)	$9.90	(0.81)%	$992	8.59%	0.97%	0.48%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(0.72)	(0.70)	(0.02)	–	(0.02)	$9.28	(7.01)%	$930	9.63%	0.97%	0.62%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.31)	(0.29)	(0.02)	–	(0.02)	$9.69	(2.91)%	$971	10.06%	0.97%	0.80%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.53	0.56	(0.03)	–	(0.03)	$10.53	5.58%	$1,056	10.98%	0.97%	1.27%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	0.11	0.13	(0.02)	–	(0.02)	$10.11	1.29%	$1,013	14.48%	0.97%	1.42%	0%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.19)	(0.18)	(0.01)	–	(0.01)	$9.81	(1.81)%	$982	30.16%	0.97%	2.22%	0%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)
For the period 1/10/22 (g) - 12/31/22	$10.00	0.13	(1.91)	(1.78)	(0.13)	–	(0.13)	$8.09	(17.81)%	$822	13.45%	0.92%	1.53%	10%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 4/11/22 (g) - 12/31/22	$10.00	0.12	(1.25)	(1.13)	(0.11)	–	(0.11)	$8.76	(11.25)%	$1,597	5.37%	0.93%	1.81%	38%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)
For the period 7/11/22 (g) - 12/31/22	$10.00	0.08	(0.13)	(0.05)	(0.07)	(0.10)	(0.17)	$9.78	(0.52)%	$2,654	4.67%	0.94%	1.73%	9%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
For the period 10/10/22 (g) - 12/31/22	$10.00	0.05	0.02	0.07	(0.05)	(0.06)	(0.11)	$9.96	0.69%	$1,008	10.90%	0.94%	2.16%	8%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)
For the period 1/10/22 (g) - 12/31/22	$10.00	0.13	(1.88)	(1.75)	(0.13)	–	(0.13)	$8.12	(17.51)%	$825	13.55%	0.92%	1.54%	8%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 4/11/22 (g) - 12/31/22	$10.00	0.12	(1.31)	(1.19)	(0.12)	–	(0.12)	$8.69	(11.94)%	$899	8.12%	0.93%	1.80%	8%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
For the period 7/11/22 (g) - 12/31/22	$10.00	0.08	(0.16)	(0.08)	(0.08)	(0.27)	(0.35)	$9.57	(0.77)%	$1,186	7.99%	0.93%	1.73%	7%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)
For the period 10/10/22 (g) - 12/31/22	$10.00	0.05	–	0.05	(0.05)	(0.03)	(0.08)	$9.97	0.53%	$1,005	11.04%	0.94%	2.20%	6%

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.49	0.52	(0.03)	(0.31)	(0.34)	$10.18	5.23%	$1,053	11.13%	0.97%	1.38%	0%

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov
For the period 11/10/22 (g) - 12/31/22	$10.00	0.03	0.01(j)	0.04	(0.02)	–	(0.02) (i)	$10.02	0.44%	$1,479	10.30%	0.97%	1.82%	0%

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.14)	(0.13)	(0.01)	–	(0.01)	$9.86	(1.30)%	$987	25.36%	0.97%	2.49%	0%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

(c)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(d)	Expense ratios do not include expenses of underlying funds in which the Funds invest.
(e)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(f)	Not annualized for periods less than one year.
(g)	Commencement of operations.
(h)	Amount represents less than $.01 per share.
(i)	A portion of total distributions is return of capital. See Note 6 in the Notes to Financial Statements.
(j)	Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gain (loss) on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

1.	ORGANIZATION

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2022, the Trust consisted of 84 operational series, 83 of which are presented herein (each, a “Fund” and collectively, the “Funds”). The remaining series, the Milliman Money Market Fund, is presented in a separate report. Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of December 31, 2022, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.

Each Fund utilizes options contracts, including FLexible EXchange® Options (“FLEX Options”), designed to produce certain pre-determined outcomes (“Outcomes”), over a six-month, one-year or six-year period (each, an “Outcome Period). The initial Outcome Period for each Fund began upon commencement of its operations. On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and Milliman Financial Risk Management LLC (“Milliman”), the Funds’ investment adviser, will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period.

The Funds and their respective commencement dates are as follows:

Name	Commencement of Operations
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	May 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	September 12, 2022

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

Name	Commencement of Operations
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May	May 11, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec	December 12, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	January 10, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	July 11, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	October 10, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	January 10, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	July 11, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	October 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	October 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	November 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	December 12, 2022

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

Each Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 1- Year Buffered S&P 500 with Spread Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Each Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Each Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 6- Year Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Each Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Each Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and also producing a fixed rate of return if the value of the S&P 500 Index is unchanged or increases, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time. If the NYSE closes early on a valuation day, a Fund shall determine NAV as of that time.

Valuation

The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.

Exchange-traded options, including FLEX Options, are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange- traded options prices will be provided by a model-pricing provider. Over- the-counter options, including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at December 31, 2022, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Funds, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and will be amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Organizational costs and offering costs are subject to the Funds' Expense Limitation Agreement (See Note 5).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses of the Funds, the Funds indirectly bear the investment management fees and other expenses of investment companies (underlying funds) in which they invest. The amount of these fees and expenses incurred indirectly by the Funds (“acquired fund fees and expenses”) will vary based upon the expense and fee levels of the underlying funds and the number of shares that are owned of the underlying funds at different times.

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

3.	DERIVATIVES

Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund seeks to achieve its Outcomes by transacting in options contracts, including FLEX Options, to create layers within its portfolio. There is no guarantee that a Fund will be successful in its attempt to achieve its Outcomes. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. The reference assets for each Fund’s options position will be a reference index or an ETF, including an ETF that seeks to track the performance of a reference index.

During the year ended December 31, 2022, certain Funds with six -month and one-year Outcome Periods transacted in options contracts on ETFs that provide exposure to fixed income securities to create a put spread (i.e., writing and purchasing options contracts on the same underlying asset) (the “Put Spread Strategy”). The Put Spread Strategy was used to seek to enhance the Fund's upside S&P 500 Index and/or secondary Reference Index options' exposure.

The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid. Purchased options are non-income producing securities.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.

As of December 31, 2022, as collateral for its written options, the Funds pledged assets consisting of cash, cash equivalents, or liquid securities. Cash pledged is included as “Deposits at broken for written options” in the Statements of Assets and Liabilities. Securities pledged for written options are identified in each Fund’s Schedule of Investments.

As of December 31, 2022, all of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under FASB ASC 210, Balance Sheet - Offsetting does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the underlying asset and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the underlying asset (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying asset.

The location and fair value amounts of derivatives on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in each Fund’s Schedule of Investments. The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

4. FEDERAL TAXES INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended December 31, 2022.

For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. These differences are primarily due to net operating losses and return of capital distributions. Results of operations and net assets are not affected by these reclassifications. As of December 31, 2022, the following reclassifications were made on the applicable Funds’ Statements of Assets and Liabilities for permanent differences:

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$836	$(836)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	319	(319)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	453	(453)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	2,049	(2,049)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	299	(299)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	358	(358)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	1,374	(1,374)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	571	(571)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	1,304	(1,304)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	578	(578)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	1,339	(1,339)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	543	(543)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	279	(279)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	425	(425)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	1,318	(1,318)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	223	(223)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	182	(182)

At December 31, 2022, the cost of investments, including derivatives, and unrealized appreciation/(depreciation) for federal income tax purposes for each Fund were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$728,427	$94,823	$(163,258)	$(68,435)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	1,114,644	342,919	(464,722)	(121,803)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	728,740	118,152	(154,685)	(36,533)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	1,106,317	106,870	(108,121)	(1,251)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	1,549,528	70,433	(74,810)	(4,377)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	1,087,550	41,885	(46,764)	(4,879)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	603,269	78,041	(133,082)	(55,041)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	910,265	289,981	(391,534)	(101,553)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	625,441	103,137	(135,075)	(31,938)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	847,240	80,642	(79,961)	681
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	871,840	26,299	(26,686)	(387)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	927,395	35,452	(39,657)	(4,205)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	638,401	539,166	(608,143)	(68,977)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	652,620	457,435	(521,267)	(63,832)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	680,819	359,186	(427,089)	(67,903)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	665,238	301,264	(358,819)	(57,555)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	699,290	138,474	(177,107)	(38,633)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	721,966	95,380	(126,521)	(31,141)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	727,898	74,027	(104,379)	(30,352)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	672,920	221,739	(259,788)	(38,049)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	674,532	128,328	(146,896)	(18,568)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	1,034,304	96,770	(90,230)	6,540
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	964,719	54,055	(52,447)	1,608
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	960,268	61,350	(65,439)	(4,089)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	615,117	513,707	(582,538)	(68,831)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	610,953	430,326	(494,298)	(63,972)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	645,793	350,696	(418,541)	(67,845)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	668,416	294,252	(353,758)	(59,506)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	682,864	155,579	(193,757)	(38,178)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	703,854	108,940	(140,118)	(31,178)

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	$710,932	$90,226	$(120,483)	$(30,257)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	673,006	204,532	(242,533)	(38,001)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	679,377	108,532	(127,057)	(18,525)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	1,006,027	89,820	(83,280)	6,540
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	973,281	32,489	(30,883)	1,606
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	1,210,659	43,451	(48,560)	(5,109)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	724,387	588,138	(744,150)	(156,012)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	715,152	513,315	(641,086)	(127,771)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	729,050	434,383	(551,684)	(117,301)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	738,835	353,308	(486,161)	(132,853)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	723,645	230,932	(283,997)	(53,065)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	733,563	184,289	(213,136)	(28,847)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	725,783	152,222	(180,960)	(28,738)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	733,592	278,158	(379,003)	(100,845)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	724,140	183,715	(244,718)	(61,003)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	980,121	144,439	(96,438)	48,001
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	985,775	92,208	(105,922)	(13,714)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	989,249	91,541	(119,776)	(28,235)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	724,710	579,408	(735,800)	(156,392)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	715,169	506,334	(633,778)	(127,444)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	729,420	427,777	(542,967)	(115,190)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	726,520	334,939	(456,774)	(121,835)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	723,687	198,864	(226,565)	(27,701)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	732,799	157,164	(175,130)	(17,966)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	726,055	108,525	(121,831)	(13,306)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug	731,758	256,672	(345,179)	(88,507)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	723,974	162,507	(213,673)	(51,166)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	980,106	126,659	(73,452)	53,207
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	985,634	90,320	(103,290)	(12,970)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	989,071	71,785	(96,519)	(24,734)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	709,939	542,299	(698,873)	(156,574)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	744,328	471,633	(602,953)	(131,320)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	729,345	399,384	(510,128)	(110,744)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	727,895	295,950	(423,688)	(127,738)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	724,492	173,380	(201,792)	(28,412)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	733,322	115,034	(130,060)	(15,026)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	725,171	127,736	(137,715)	(9,979)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug	731,845	210,400	(282,792)	(72,392)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	722,927	144,595	(176,034)	(31,439)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	980,834	235,383	(182,716)	52,667
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	986,381	68,271	(57,265)	11,006
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	989,725	71,797	(90,885)	(19,088)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	924,143	68,368	(180,979)	(112,611)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	1,644,961	75,207	(150,901)	(75,694)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	2,664,928	41,476	(100,404)	(58,928)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	969,018	39,945	(22,907)	17,038

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	$923,376	$62,018	$(174,694)	$(112,676)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	937,452	74,420	(123,728)	(49,308)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	1,191,706	14,855	(44,449)	(29,594)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	957,875	39,049	(22,011)	17,038
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	1,025,041	225,445	(218,789)	6,656
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	1,459,917	395,876	(395,255)	621
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	979,714	196,746	(200,945)	(4,199)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable to the deferral of wash sale losses and tax treatment of derivatives.

For the period ended December 31, 2022, the tax character of distributions by the applicable Funds, was as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long- Term Capital Gains	Net Return of Capital	Total Distributions Paid
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	$95	$–	$–	$95
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	2,432	–	–	2,432
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	4,022	–	319	4,341
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	3,806	1,526	453	5,785
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	663	–	–	663
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	1,570	–	–	1,570
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	1,980	–	–	1,980
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	2,385	–	358	2,743
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	749	–	–	749
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	1,306	–	–	1,306
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	1,737	–	–	1,737
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	4,367	3,898	–	8,265
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	1,860	–	–	1,860
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	1,885	–	–	1,885
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	27,861	37,631	–	65,492
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	1,841	–	–	1,841
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	918	–	–	918
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	1,037	–	–	1,037
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	1,378	–	–	1,378
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	1,869	–	–	1,869
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	1,897	–	–	1,897
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	1,938	–	–	1,938
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	1,994	–	–	1,994
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	16,952	21,160	–	38,112
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	1,836	–	–	1,836
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	1,144	–	–	1,144
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	871	–	–	871
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	1,371	–	–	1,371
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	1,790	–	–	1,790
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	1,841	–	–	1,841
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	1,892	–	–	1,892
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	1,924	–	–	1,924
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	2,852	–	–	2,852
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	1,850	–	–	1,850
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	925	–	–	925
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	11	–	–	11
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	1,144	–	–	1,144
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	1,373	–	–	1,373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	1,818	–	–	1,818

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Distributions paid from:
	Net Ordinary Income	Net Long- Term Capital Gains	Net Return of Capital	Total Distributions Paid
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	$1,838	$–	$–	$1,838
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug	1,929	–	–	1,929
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	1,930	–	–	1,930
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	2,850	–	–	2,850
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	1,854	–	–	1,854
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	921	–	–	921
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	809	–	–	809
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	1,359	–	–	1,359
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	1,794	–	–	1,794
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	1,905	–	–	1,905
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug	1,892	–	–	1,892
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	1,916	–	–	1,916
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	2,842	–	–	2,842
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	1,853	–	–	1,853
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	924	–	–	924
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	12,822	–	–	12,822
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	20,611	–	–	20,611
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	29,330	15,258	–	44,588
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	7,172	3,644	–	10,816
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	12,886	–	–	12,886
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	11,847	–	–	11,847
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	22,292	19,655	–	41,947
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	6,188	2,068	–	8,256
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	15,517	18,677	–	34,194
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	3,384	–	182	3,566
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	993	–	–	993

As of December 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Ordinary Income (Loss)	Undistributed Capital Gains	Capital Loss Carryforwards	Other Loss Deferrals	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$–	$–	$(130,008)	$(30,084)	$(68,435)	$(228,527)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	387	–	(95,416)	(72,660)	(121,803)	(289,492)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	382	–	(105,223)	(16,215)	(36,533)	(157,589)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	112	–	(152,726)	–	(1,251)	(153,865)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	–	–	(121,088)	–	(4,377)	(125,465)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	–	–	–	(43,795)	(4,879)	(48,674)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	–	–	(143,369)	(30,015)	(55,041)	(228,425)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	489	–	(137,029)	(46,223)	(101,553)	(284,316)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	–	–	(117,884)	(14,154)	(31,938)	(163,976)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	91	–	(134,200)	–	681	(133,428)

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Undistributed Net Ordinary Income (Loss)	Undistributed Capital Gains	Capital Loss Carryforwards	Other Loss Deferrals	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	$99	$–	$(99,918)	$–	$(387)	$(100,206)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	–	–	(43,912)	–	(4,205)	(48,117)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	–	–	(88,456)	–	(68,977)	(157,433)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	–	–	(63,347)	–	(63,832)	(127,179)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	194	–	(49,628)	–	(67,903)	(117,337)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	341	–	(71,654)	–	(57,555)	(128,868)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	353	–	(27,124)	–	(38,633)	(65,404)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	361	–	(12,858)	–	(31,141)	(43,638)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	360	–	–	(8,056)	(30,352)	(38,048)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	335	–	(61,424)	–	(38,049)	(99,138)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	350	–	(49,111)	–	(18,568)	(67,329)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	129	–	–	(9,684)	6,540	(3,015)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	116	–	(21,546)	–	1,608	(19,822)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	149	–	(28,742)	–	(4,089)	(32,682)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	–	–	(111,157)	–	(68,831)	(179,988)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	–	–	(104,963)	–	(63,972)	(168,935)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	224	–	(81,563)	–	(67,845)	(149,184)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	345	–	(99,522)	–	(59,506)	(158,683)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	337	–	(44,741)	–	(38,178)	(82,582)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	359	–	(26,772)	–	(31,178)	(57,591)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	358	–	(19,832)	–	(30,257)	(49,731)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	336	–	(57,129)	–	(38,001)	(94,794)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	357	–	(42,155)	–	(18,525)	(60,323)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	125	–	–	(9,421)	6,540	(2,756)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	114	–	(12,853)	–	1,606	(11,133)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	320	–	(19,462)	–	(5,109)	(24,251)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	–	–	–	–	(156,012)	(156,012)

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Undistributed Net Ordinary Income (Loss)	Undistributed Capital Gains	Capital Loss Carryforwards	Other Loss Deferrals	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	$–	$–	$–	$–	$(127,771)	$(127,771)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	274	–	–	–	(117,301)	(117,027)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	343	–	–	–	(132,853)	(132,510)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	344	–	–	–	(53,065)	(52,721)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	361	–	–	–	(28,847)	(28,486)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	362	–	–	–	(28,738)	(28,376)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	339	–	–	–	(100,845)	(100,506)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	362	–	–	–	(61,003)	(60,641)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	118	–	–	–	48,001	48,119
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	114	–	–	–	(13,714)	(13,600)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	141	–	–	–	(28,235)	(28,094)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	–	–	–	(1,589)	(156,392)	(157,981)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	–	–	–	–	(127,444)	(127,444)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	326	–	–	–	(115,190)	(114,864)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	324	–	–	(563)	(121,835)	(122,074)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	361	–	–	–	(27,701)	(27,340)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	360	–	–	–	(17,966)	(17,606)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	359	–	–	–	(13,306)	(12,947)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug	320	–	–	–	(88,507)	(88,187)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	363	–	–	–	(51,166)	(50,803)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	115	–	–	–	53,207	53,322
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	112	–	–	–	(12,970)	(12,858)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	146	–	–	–	(24,734)	(24,588)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	–	–	–	–	(156,574)	(156,574)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	–	–	–	–	(131,320)	(131,320)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	318	–	–	–	(110,744)	(110,426)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	334	–	–	(422)	(127,738)	(127,826)

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Undistributed Net Ordinary Income (Loss)	Undistributed Capital Gains	Capital Loss Carryforwards	Other Loss Deferrals	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	$358	$–	$–	$–	$(28,412)	$(28,054)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	356	–	–	–	(15,026)	(14,670)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	357	–	–	–	(9,979)	(9,622)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug	337	–	–	–	(72,392)	(72,055)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	352	–	–	–	(31,439)	(31,087)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	120	–	–	–	52,667	52,787
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	109	–	–	–	11,006	11,115
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	147	–	–	–	(19,088)	(18,941)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	62	–	(78,769)	–	(112,611)	(191,318)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	167	–	(152,363)	–	(75,694)	(227,890)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	249	–	–	(62,502)	(58,928)	(121,181)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	113	–	–	(21,194)	17,038	(4,043)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	82	–	(75,430)	–	(112,676)	(188,024)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	94	–	(83,367)	–	(49,308)	(132,581)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	119	–	–	(27,050)	(29,594)	(56,525)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	113	–	–	(19,961)	17,038	(2,810)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	4,724	6,932	–	–	6,656	18,312
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	–	–	(6,252)	–	621	(5,631)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	225	–	(10,209)	–	(4,199)	(14,183)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the tax character of the applicable Funds’ capital loss carryforwards was as follows:

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$72,550	$57,458	$130,008
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	60,496	34,920	95,416
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	74,749	30,474	105,223
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	108,572	44,154	152,726
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	94,632	26,456	121,088
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	78,612	64,757	143,369
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	64,297	72,732	137,029
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	75,719	42,165	117,884
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	92,677	41,523	134,200
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	79,837	20,081	99,918
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	33,788	10,124	43,912
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	35,382	53,074	88,456
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	25,339	38,008	63,347
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	19,851	29,777	49,628
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	28,662	42,992	71,654
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	10,850	16,274	27,124
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	5,143	7,715	12,858
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	24,570	36,854	61,424
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	19,644	29,467	49,111
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	8,618	12,928	21,546
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	11,497	17,245	28,742
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	44,463	66,694	111,157
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	41,985	62,978	104,963
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	32,625	48,938	81,563
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	39,809	59,713	99,522
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	17,896	26,845	44,741
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	10,709	16,063	26,772
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	7,933	11,899	19,832
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	22,852	34,277	57,129
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	16,862	25,293	42,155
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	5,141	7,712	12,853
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	7,785	11,677	19,462
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	31,508	47,261	78,769
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	60,945	91,418	152,363
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	30,172	45,258	75,430
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	33,347	50,020	83,367
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	2,501	3,751	6,252
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	4,084	6,125	10,209

Other loss deferrals include Post-October loss deferrals, which represent losses realized between November 1 and December 31 that the Funds have elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of December 31, 2022, the tax character of the applicable Funds’ post-October loss deferrals was as follows:

	Short-Term	Long-Term	Total Post- October Losses
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	$36,231	$7,564	$43,795
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	3,222	4,834	8,056
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	3,873	5,811	9,684
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	3,768	5,653	9,421
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	25,001	37,501	62,502
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	8,478	12,716	21,194
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	10,820	16,230	27,050
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	7,984	11,977	19,961

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

5.	ADVISORY FEES AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund's average daily net assets. Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each

Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023 for the Funds that commenced operations prior to August 31, 2022 and until at least April 29, 2024 for Funds that commenced operations after August 31, 2022. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the period ended December 31, 2022. As of December 31, 2022, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2024	2025	Total
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$–	$108,417	$108,417
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	–	101,038	101,038
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	–	56,262	56,262
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	–	50,213	50,213
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	–	45,493	45,493
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	–	40,793	40,793
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	–	109,230	109,230
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	–	99,593	99,593
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	–	56,173	56,173
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	–	48,749	48,749
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	–	44,544	44,544
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	–	39,554	39,554
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	–	107,952	107,952
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	–	96,560	96,560
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	–	55,673	55,673
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	–	48,598	48,598
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	–	44,120	44,120
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	–	39,123	39,123
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	–	35,416	35,416
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	–	30,913	30,913
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	–	25,775	25,775
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	–	22,984	22,984
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	–	18,096	18,096
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	–	13,816	13,816
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	–	108,349	108,349
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	–	96,862	96,862
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	–	55,878	55,878
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	–	49,250	49,250
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	–	44,365	44,365
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	–	39,316	39,316
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	–	35,558	35,558
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	–	31,067	31,067
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	–	25,894	25,894
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	–	23,068	23,068
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	–	18,159	18,159

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Recovery Expiring in:
	2024	2025	Total
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	$–	$13,852	$13,852
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	–	109,311	109,311
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	–	98,075	98,075
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	–	56,965	56,965
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	–	50,149	50,149
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	–	45,195	45,195
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	–	40,075	40,075
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	–	36,248	36,248
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	–	31,577	31,577
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	–	26,316	26,316
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	–	23,377	23,377
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	–	18,360	18,360
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	–	13,969	13,969
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	–	113,966	113,966
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	–	67,525	67,525
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	–	60,798	60,798
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	–	52,679	52,679
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	–	48,485	48,485
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	–	42,817	42,817
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul	–	38,487	38,487
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug	–	33,968	33,968
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep	–	27,617	27,617
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct	–	24,537	24,537
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov	–	19,083	19,083
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	–	14,343	14,343
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	–	108,606	108,606
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	–	62,527	62,527
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	–	55,973	55,973
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	–	48,299	48,299
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	–	44,353	44,353
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	–	39,343	39,343
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul	–	35,478	35,478
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug	–	30,918	30,918
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep	–	25,720	25,720
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct	–	23,208	23,208
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov	–	18,602	18,602
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec	–	14,070	14,070
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	–	105,018	105,018
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	–	50,214	50,214
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	27,309	41,102	68,411
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	–	22,233	22,233
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	–	106,110	106,110
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	–	47,287	47,287
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	27,309	37,740	65,049
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	–	22,487	22,487
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	–	23,378	23,378
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	–	17,299	17,299
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	–	11,904	11,904

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 30, 2023 for Funds that commenced operations prior to August 31, 2022 and until at least April 29, 2024 for Funds that commenced operations after August 31, 2022. Amounts waived under this agreement are separately shown on each Fund’s Statement of Operations and may not be recouped by Milliman. This contract cannot be terminated or modified for a Fund without the consent of the Board.

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended December 31, 2022, were as follows:

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$406,547	$51,936
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	596,241	36.107
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	396,062	26,834
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	689,533	329,624
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	840,060	312,471
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	666,209	291,948
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	349,789	55,102
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	474,524	–
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	347,853	25,983
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	549,148	267,134
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	566,920	261,358
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	578,709	258,266
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	349,485	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	349,476	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	345,696	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	352,066	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	343,183	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	342,304	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	341,258	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	342,394	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	339,658	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	323,208	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	322,981	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	324,157	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	349,485	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	349,536	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	345,696	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	365,065	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	343,183	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	342,304	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	341,258	–

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Purchases	Sales
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	$340,430	$–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	339,658	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	323,208	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	322,981	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	405,113	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	349,485	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	349,476	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	345,696	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	355,075	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	343,183	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	342,304	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul	341,258	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug	341,220	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep	339,865	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	323,208	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	322,981	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	324,157	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan	349,485	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb	349,476	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar	345,696	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr	343,657	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	343,183	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun	342,304	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul	341,258	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug	340,430	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep	339,629	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	323,209	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	322,981	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec	324,157	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan	349,485	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	362,651	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar	345,696	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr	343,657	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May	343,183	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun	342,304	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul	341,258	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug	340,430	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep	339,865	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	323,208	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	322,981	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec	324,157	–
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	868,475	86,357
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	1,934,745	504,447
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	2,385,824	208,984
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	873,693	77,470
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	845,232	67,662
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	878,277	68,775
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	1,025,290	79,534
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	849,458	62,897
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	331,786	–
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	489,699	–
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	331,959	–

Purchases and sales of investments of U.S. Government Securities, for the period ended December 31, 2022, by the applicable funds were as follows:

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	$259,400	$–
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	383,134	–

Milliman Variable Insurance Trust

Notes to Financial Statements

December 31, 2022

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	$271,220	$–
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	203,264	–
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	221,592	–
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	232,063	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	238,727	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	239,203	–
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	237,629	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	238,727	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	239,203	–
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	297,132	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	238,727	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	239,296	–
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	237,629	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	238,634	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	239,296	–
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec	237,629	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	238,727	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	239,296	–
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec	237,629	–
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	218,935	–
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	463,258	100,285
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	528,572	7,976
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	186,853	–
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	219,373	–
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	209,107	–
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	238,100	–
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	186,767	–
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Period – Apr/Oct	243,652	–
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Period – May/Nov	359,556	–
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Period – Jun/Dec	243,292	–

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, American General Life Insurance Company directly owned greater than 25% of the outstanding shares of each Fund.

8.	RISKS

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class. The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

9.	GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Milliman Variable Insurance Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Milliman Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (as applicable), of the funds listed below (the “Funds”), each a series of Milliman Variable Insurance Trust, as of December 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Changes in Net Assets and the Financial Highlights
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)	For the period from January 10, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	For the period from February 10, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	For the period from March 10, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)	For the period from April 11, 2022 (commencement of operations) through December 31, 2022

Milliman Variable Insurance Trust

Report of Independent Registered Public Accounting Firm

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	For the period from May 10, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	For the period from June 10, 2022 (commencement of operations) through December 31, 2022

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)	For the period from July 11, 2022 (commencement of operations) through December 31, 2022

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	For the period from August 10, 2022 (commencement of operations) through December 31, 2022

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep	For the period from September 12, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)	For the period from October 10, 2022 (commencement of operations) through December 31, 2022

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	For the period from November 10, 2022 (commencement of operations) through December 31, 2022

Milliman Variable Insurance Trust

Report of Independent Registered Public Accounting Firm

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec	For the period from December 12, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2023

Milliman Variable Insurance Trust

Additional Information (Unaudited)

December 31, 2022

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855– 700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust’s Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC’s website at www.sec.gov. The Trust’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Milliman Variable Insurance Trust

Trustees and Officers (Unaudited)

December 31, 2022

Name, Address and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees[1]
Eric Berg 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1958)	Trustee	Since July 2021	Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) since 2022; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	95	None
Nicholas Dalmaso 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Lead Independent Trustee	Since July 2021	General Counsel of EquityBee, Inc. since 2022; Founder/ CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) from 2014 to 2021, Chief Compliance Officer of M1 Finance LLC from 2014 to 2019.	95	Chair of Destra Capital Management Bank Investment Company Boards (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.
Daniel Ross Hayes 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	95	None
Colleen McKenna-Tucker 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	95	None

Milliman Variable Insurance Trust

Trustees and Officers (Unaudited)

December 31, 2022

Interested Trustee & Officer
Adam Schenck[2] 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	95	None
Officers
Arthur W. Jasion 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Principal Consultant and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A
Roger Pries 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Chief Compliance Officer and Anti–Money Laundering Officer	Since July 2021	Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.	N/A	N/A
Ehsan Sheikh 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017, Associate Counsel from 2014 to 2017.	N/A	N/A

[1]	The Trustees of the Trust who are not “interested persons”, as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”)
[2]	Adam Schenck is an “interested person”, as defined by the 1940 Act, of the Trust because of his employment by Milliman.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–855–700–7959.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

December 31, 2022 (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the series of the Trust identified on Appendix A and Appendix B (each, a “Fund,” and collectively, the “Funds”) at meetings held on July 15, 2021 (the “July 2021 Meeting”) and August 9, 2022 (the “August 2022 Meeting”), respectively.

During the meetings, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services proposed to be provided by the Adviser to the Funds; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of the Adviser; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fees and expenses of each Fund to other investment companies being offered to insurance company separate accounts that also utilize options-based strategies to provide targeted outcomes.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv) any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized by the Adviser from the Adviser’s relationship with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a)        The nature, extent and quality of services proposed to be provided to the Funds by the Adviser, including personnel and operations of the Adviser. The Board reviewed the services that the Adviser was proposed to provide to the Funds. The Board noted the responsibilities that the Adviser would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience in managing other portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of the services proposed to be provided by the Adviser.

(b)        Comparison of services proposed to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits. The Board compared both the services proposed to be provided to the Funds by the Adviser and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board considered each Fund’s proposed advisory fee and projected expense ratio to other investment companies the Adviser considered to be similar to the Funds, even if not necessarily in the same peer group due to the unique strategies proposed to

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

December 31, 2022 (Unaudited)

be implemented by the Adviser in managing the Funds. The Board noted that the Adviser proposed to enter into Expense Limitation Agreements whereby the Adviser would waive its advisory fees and/or reimburses expenses to keep each Fund’s expenses from exceeding certain levels. The Board also considered the additional fee waiver agreements, pursuant to which the Adviser would waive its advisory fee in an amount equal to the acquired fund fees and expenses incurred by each Fund.

The Board also noted at the July 2021 Meeting that because the Trust was proposed to commence operations the following year, they would not need to consider the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the Funds included in Appendix A, including operational costs. At the August 2022 Meeting, the Board noted that because of the Expense Limitation Agreements and fee waiver agreements, the Adviser would likely pay for a portion of the operating expenses of each Fund included in Appendix B for a period of time and considered the resulting benefits that would accrue to those Funds.

After considering each Fund’s proposed fees, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Funds was fair and reasonable.

The Board considered that the Adviser may experience certain “fall-out” benefits based on the potential success of the Funds and/or the Trust, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

(c)        The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Funds had not commenced operations and the eventual amount of Fund assets was uncertain, and, with respect to the Funds included in Appendix A that were discussed at the July 2021 Meeting, because the Trust was newly formed at that time, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)        Investment performance of the Funds and the Adviser. Because the Funds were newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board did consider, however, the performance of the Adviser and the portfolio managers available to it at the time of its meetings. For the July 2021 Meeting, this included the performance of the Adviser and portfolio managers in managing other discretionary investment management accounts and, for the August 2022 Meeting, this included the performance of the existing series of the Trust.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services to be provided by the Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees of all Funds to be reasonable in comparison to the fees charged by advisers to other similar funds. With respect to the Funds included in Appendix B that were considered at the August 2022 Meeting, the Board also found the proposed advisory fees to be reasonable in comparison to the fees charged in managing other series of the Trust. As a result, the Board, including the Independent Trustees, concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Funds.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

December 31, 2022 (Unaudited)

Appendix A

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

December 31, 2022 (Unaudited)

Appendix B

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Dec
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

INVESTMENT ADVISOR
Milliman Financial Risk Management LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
191 North Wacker Drive, Suite 1601
Chicago, IL 60606
and
2005 Market Street, Suite 2600
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Milliman Variable Insurance Trust

Milliman Money Market Fund

Annual Report

December 31, 2022

Attachment

Goldman Sachs Variable Insurance Trust – Goldman Sachs Government Money Market Fund Annual Report December 31, 2022

Milliman Money Market Fund

Expense Example For the Period Ended

December 31, 2022 (Unaudited)

The Milliman Money Market Fund (the “Fund”) sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The table below does not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Expenses Paid During the Period(a)
Milliman Money Market Fund#
Actual	$1,000.00	$1,015.00	0.43%	$2.18
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19

#	Class 3 shares
*	Expense ratio reflects the aggregate expenses of the Fund and the Master Fund in which the Fund invests.
(a)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

1

Milliman Money Market Fund

Schedule of Investments

December 31, 2022

	Shares	Value
INVESTMENT COMPANIES - 99.60%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund, Institutional Shares, 4.18% (a)(b)	202,514	$202,514
TOTAL INVESTMENT COMPANIES (Cost $202,514)		202,514

Total Investments (Cost $202,514) - 99.60%		202,514
Assets in Excess of Other Liabilities - 0.40%		805
TOTAL NET ASSETS - 100.00%		$203,319

Percentages are stated as a percent of net assets.

(a)	7-day net yield
(b)	The Milliman Money Market Fund (the “Fund”) pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the "Portfolio"), a series of the Goldman Sachs Variable Insurance Trust (see Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

2

Milliman Money Market Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investment in Portfolio (cost $202,514)	$202,514
Cash and cash equivalents	36,844
Dividends and interest receivable	889
Due from Advisor	5,260
Deferred offering costs	201
Total Assets	245,708

Liabilities:
Payable for fund shares redeemed	35
Distributions payable	43
Distribution fees payable	134
Payable to Trustees	169
Other liabilities	42,008
Total Liabilities	42,389
Net Assets	$203,319

Net Assets Consist of:
Paid-in capital	$203,317
Total distributable earnings/(accumulated deficit)	2
Net Assets	$203,319

Class 3
Net assets	$203,319
Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	203,317
Net asset value, offering price and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

3

Milliman Money Market Fund

Statement of Operations

Period January 10, 2022(a) to December 31, 2022
Investment Income:
Dividends from Portfolio	$3,673
Interest	708
Total Investment Income	4,381

Expenses:
Investment advisory fees	61
Accounting and administration fees	48,036
Custody fees	3,705
Transfer agent fees	5,885
Distribution service fees	510
Professional fees and expenses	22,409
Trustees fees and expenses	2,993
Organizational costs	2,548
Offering costs	7,137
Registration fees	215
Other expenses	2,580
Total Expenses	96,079
Waivers/expense reimbursement by Advisor	(95,641)
Net Expenses	438
Net Investment Income	3,943

Net Increase in Net Assets From Operations	$3,943

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

4

Milliman Money Market Fund

Statement of Changes in Net Assets

Period January 10, 2022(a) to December 31, 2022
Operations:
Net Investment income	$3,943
Net Increase in Net Assets Resulting from Operations	3,943

Distributions to Shareholders:(b)
Distributions to shareholders	(3,941)

Capital Share Transactions:(b)
Proceeds from shares sold	1,903,069
Reinvestments	3,891
Cost of shares redeemed	(1,703,643)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	203,317
Total Increase/(Decrease) in Net Assets	203,319

Net Assets:
Beginning of the period	–
End of the period	$203,319

Change in Shares Outstanding:(b)
Shares sold	1,903,069
Shares reinvested	3,891
Shares redeemed	(1,703,643)
Net Increase/(Decrease)	203,317

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

5

Milliman Money Market Fund

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)				Ratios/Supplemental Data:
							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income	Distributions from Net Investment Income	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, gross (c)	Expenses, net (c)(d)	Net investment income
For the period 1/10/22 (e) - 12/31/22	$1.00	0.02	(0.02)	$1.00	1.64%	$203	47.12%	0.21%	1.93%

(a)	Annualized for periods less than one year.
(b)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the Advisor. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(c)	Ratios of expenses to average net assets do not include expenses of the Portfolio in which the Fund invests. Including these expenses, the expense ratios before waivers/reimbursements and net of waivers/reimbursements would be 47.32% and 0.38%, respectively.
(d)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(e)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

6

Milliman Money Market Fund

Notes to Financial Statements

December 31, 2022

1. Organization

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2022, the Trust consisted of 84 operational series. This report pertains to the Milliman Money Market Fund (the “Fund”). The remaining series are presented in a separate report. The Fund is classified as diversified under the 1940 Act. The Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Fund have equal rights and privileges. As of December 31, 2022, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee. The Fund commenced operations on January 10, 2022.

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Fund pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the “Portfolio”), a series of the Goldman Sachs Variable Insurance Trust, which is a Delaware statutory trust registered under the 1940 Act as an open-end management investment company. This structure is sometimes called a “master/feeder” structure. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the 1940 Act, and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The percentage of the Portfolio owned by the Fund as of December 31, 2022 was 0.01%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The Fund determines its NAV per share as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, the Fund shall determine NAV as of that time. The NAV per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses. In accordance with Rule 2a-7 under the 1940 Act, each of the Fund and the Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

Valuation

Shares of the Portfolio held by the Fund are valued at NAV as reported by the Portfolio.

7

Milliman Money Market Fund

Notes to Financial Statements

December 31, 2022

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2022, the value of the Fund’s investment in the Portfolio was determined based on Level 1 inputs. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in an interest-bearing demand deposit account with the Fund’s custodian.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and are amortized on a straight-line basis for a period of twelve months upon commencement of operations of the Fund. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to the Fund’s prospectus and statement of additional information. Organizational costs and offering costs are subject to the Fund’s Expense Limitation Agreement (See Note 4).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Portfolio in which it invests.

8

Milliman Money Market Fund

Notes to Financial Statements

December 31, 2022

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Dividends will normally be declared daily as of 4:00 p.m., Eastern time, as a dividend and distributed monthly. Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Fund.

3. Federal Taxes Information

There is no provision for federal income taxes, as it is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year. all of its taxable income and realized gains.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. The Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended December 31, 2022.

For financial reporting purposes, any permanent differences resulting from book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of December 31, 2022, there were no such reclassifications.

At December 31, 2022, the cost of investments for federal tax purposes was $202,514 and there was no unrealized appreciation or depreciation.

For the period ended December 31, 2022, the tax character of distributions by the Fund was as follows:

Net	Total
Ordinary	Distributions
Income	Paid
$3,941	$3,941

For the period ended December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings
$2	$—	$2

4. Advisory Fees and Other Agreements

The Trust has an Investment Advisory Agreement with Milliman Financial Risk Management LLC (“Milliman”) to furnish investment advisory services to the Fund. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.03% of the Fund's average daily net assets. However, Milliman has contractually agreed to waive its management fee until at least April 30, 2023. This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (which include net expenses of the Portfolio and offering and organizational expenses of the Fund, but exclude taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

9

Milliman Money Market Fund

Notes to Financial Statements

December 31, 2022

Milliman has also agreed to voluntarily waive fees and/or reimburse expenses of the Fund to avoid a negative yield. Such yield waivers and reimbursements are voluntary and could be modified or terminated at any time at the discretion of Milliman without notice.

Milliman may not recoup any advisory fees waived or expenses reimbursed pursuant to the above agreements.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Fund’s Class 3 shares. The Rule 12b-1 Plan permits the Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Class 3 shares of the Fund. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Fund to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Fund or its shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Fund.

5. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, American International Group (AIG) and Milliman each directly owned greater than 25% of the outstanding shares of the Fund.

6. Risks

The Portfolio, and therefore the Fund, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Fund and the Portfolio are described more fully in the Fund’s prospectus.

7. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

10

Milliman Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Milliman Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Milliman Money Market Fund (the “Fund”), a series of Milliman Variable Insurance Trust, as of December 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from January 10, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period from January 10, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more Funds in the Trust since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2023

11

Milliman Money Market Fund

Additional Information (Unaudited)

December 31, 2022

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www. millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’s website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s Form N-MFP, which had information about the Fund and its holdings, is available without charge: (i) upon request, by calling 1-855-700-7959; (ii) on the SEC’s website at www.sec.gov; and (iii) on the Fund’s website at www. millimanfunds.com.

12

Milliman Money Market Fund

Trustees and Officers (Unaudited)

December 31, 2022

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees[1]
Eric Berg 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1958)	Trustee	Since July 2021	Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) since 2022; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	95	None
Nicholas Dalmaso 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Lead Independent Trustee	Since July 2021	General Counsel of EquityBee, Inc. since 2022; Founder/CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) from 2014 to 2021, Chief Compliance Officer of M1 Finance LLC from 2014 to 2019.	95	Chair of Destra Capital Management Bank Investment Company Boards (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.
Daniel Ross Hayes 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	95	None
Colleen McKenna-Tucker 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	95	None

13

Milliman Money Market Fund

Trustees and Officers (Unaudited)

December 31, 2022

Interested Trustee & Officer
Adam Schenck[2] 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	95	None
Officers
Arthur W. Jasion 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Principal Consultant and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A
Roger Pries 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1965)	Chief Compliance Officer and Anti–Money Laundering Officer	Since July 2021	Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.	N/A	N/A
Ehsan Sheikh 71 South Wacker Drive, 31st Floor, Chicago, IL 60606 (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017, Associate Counsel from 2014 to 2017.	N/A	N/A
[1]	The Trustees of the Trust who are not “interested persons”, as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”)
[2]	Adam Schenck is an “interested person”, as defined by the 1940 Act, of the Trust because of his employment by Milliman.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

14

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Goldman Sachs Government Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Variable Insurance Trust — Goldman Sachs Government Money Market Fund’s (the “Fund") performance and positioning for the 12-month period ended December 31, 2022 (the “Reporting Period”).

How did the Fund perform during the Reporting Period?

The Fund’s Institutional Shares’ standardized 7-day current yield was 4.18% and their standardized 7-day effective yield was 4.26% as of December 31, 2022. The Institutional Shares’ one-month simple average yield was 3.97% as of December 31, 2022. The Institutional Shares’ 7-day distribution yield as of December 31, 2022 was 4.18%.

The Fund’s Service Shares’ standardized 7-day current yield was 3.93% and their standardized 7-day effective yield was 4.00% as of December 31, 2022. The Service Shares’ one-month simple average yield was 3.72% as of December 31, 2022. The Service Shares’ 7-day distribution yield as of December 31, 2022 was 3.93%.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund than total return quotations.

What economic and market factors most influenced the money markets as a whole during the Reporting Period?

During the Reporting Period, the money markets were most influenced by Federal Reserve (“Fed”) policy, inflationary trends and U.S. economic data.

In January 2022, when the Reporting Period began, the Federal Open Market Committee (“FOMC”) kept the targeted federal funds (“fed funds”) rate unchanged in a range between zero and 25 basis points but hinted that a rate hike might come in March. (A basis point is 1/100th of a percentage point.) In February, inflation surged to multi-decade highs, as energy and commodity prices in particular jumped in response to Russia’s invasion of Ukraine late that month. Following the onset of the Russia/Ukraine war and against the backdrop of tightening financial conditions, a number of developed markets’ central banks, including the Fed, took policy action. The FOMC raised the targeted fed funds rate by 25 basis points in March, the first rate hike since the end of 2018.

Inflation continued to rise during the spring, with the core U.S. Consumer Price Index (“CPI”) reaching its highest level in nearly four decades in May 2022 and hitting a new high in June, as rising energy and food costs pushed up prices. (Core CPI data excludes food and energy prices.) Against this backdrop, the FOMC hiked the targeted fed funds rate by 50 basis points in May and then by another 75 basis points in June, the latter being the largest single rate increase since 1994. Policymakers also signaled they would continue tightening monetary policy at an aggressive pace. On June 1st, the Fed began to reduce the size of its balance sheet.

During July 2022, the Fed raised the targeted fed funds rate by 75 basis points, though comments by Fed Chair Jerome Powell suggested a potential deceleration in the pace of future rate hikes. In August, at the Fed’s Jackson Hole symposium, Powell dispelled near-term prospects of a policy pivot, stressing that Fed officials remained committed to “restoring price stability” and acknowledging this might require “a restrictive policy stance for some time.” At its September policy meeting, the FOMC increased the targeted fed funds rate another 75 basis points.

In October 2022, Fed officials began to contend that inflation was likely to decline in the near term should demand weaken and supply-chain issues soften as they anticipated. However, policymakers also suggested they would end their current tightening cycle with short-term interest rates at a higher level than many market participants had expected. Near the beginning of November, the FOMC hiked the targeted fed funds rate by 75 basis points to a range of between 3.75% and 4.00%.

In December 2022, the Fed stepped down the pace of its interest rate hikes, implementing a 50 basis point increase in the targeted fed funds rate, but emphasized that policymakers were not stepping back from the task of taming inflation. The median policymaker projection at the end of the Reporting Period signaled a higher peak funds rate of 5.00% to 5.25% and a higher-for-longer rate environment.

 1

G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

In this environment, the yields of taxable and tax-exempt money market funds increased significantly. Investments in U.S. taxable money market funds remained rather flat during the Reporting Period, at approximately $4.6 trillion, according to iMoneyNet. As for U.S. tax-exempt money market funds, investments increased during the Reporting Period from $86 billion to $108 billion, according to iMoneyNet.

Interestingly, while record high inflation and hawkish implications from U.S. labor market and inflation data led front-end, or short-term, rates to rise across the money market maturity spectrum, the taxable money market yield curve actually remained rather stable in a moderately steepened position during the Reporting Period overall. (Yield curve is a spectrum of interest rates based on maturities of varying lengths. A steepened yield curve is one wherein the yields on longer-term maturities are higher than yields on shorter-term maturities; opposite of a flat yield curve.)

Money market funds overall remained a viable investment for investors seeking stability, liquidity and/or yield amid ongoing uncertainty and elevated volatility in the financial markets broadly.

What key factors were responsible for the Fund’s performance during the Reporting Period?

The Fund’s yields increased during the Reporting Period, largely because of the economic and market factors discussed above. The Fund remained highly liquid throughout the Reporting Period.

The Fund continued to be flexibly guided by shifting marketing conditions, and we positioned the Fund to seek to take advantage of the Fed’s tightening monetary policy. During the Reporting Period, the Fund’s positioning along the money market yield curve and in specific securities was predicated on market expectations around interest rates and Fed rate hikes in the near term. The overall strategy of the Fund focused on shorter weighted average maturities and longer weighted average life, as we sought to take advantage of the unprecedented rise in interest rates.

Indeed, duration management and duration positioning play a key role in our management philosophy. (Duration is a measure of a fund’s sensitivity to changes in interest rates.) That said, it should be noted that regardless of interest rate conditions, we manage the Fund consistently. Our investment approach has always been tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential. We manage interest, liquidity and credit risk daily. Whether interest rates are historically low, high or in-between, we intend to continue to use our actively managed approach to provide the best possible return within the framework of the Fund’s guidelines and objectives.

How did you manage the Fund’s weighted average maturity during the Reporting Period?

On December 31, 2021, the Fund’s weighted average maturity was 7 days. At any given time, the Fund’s weighted average maturity is based on how market interest rates compare with our near-term expectations, including supply dynamics and monetary policy. At the end of the Reporting Period, the Fund’s weighted average maturity was 6 days. Maintaining weighted average maturities on the lower end of historical ranges during most of the Reporting Period was additive to Fund performance overall given the rising rate environment.

Throughout the Reporting Period, we focused on U.S. government agency repurchase agreements, U.S. Treasuries, U.S. government agency securities, U.S. Treasury repurchase agreements and floating rate, or variable rate, demand notes when and where we saw what we considered to be attractive opportunities. The Fund primarily held instruments with a maturity of one year or less.

The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Also known as effective maturity, weighted average maturity measures the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

How did you manage the Fund’s weighted average life during the Reporting Period?

During the Reporting Period, we managed the weighted average life of the Fund between 33 days and 110 days. The weighted average life of the Fund was 113 days as of December 31, 2021, and was 42 days on December 31, 2022. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

2

G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

How was the Fund invested during the Reporting Period?

The Fund had investments in U.S. government agency repurchase agreements, U.S. Treasury securities, U.S. government agency securities, U.S. Treasury repurchase agreements and floating rate, or variable rate, demand notes during the Reporting Period.

Adding most to Fund performance during the Reporting Period tended to be its floating rate exposure and its overnight repurchase agreement positions, which benefited in the rising rate environment. Conversely, the Fund’s fixed rate positions, albeit a modest percentage of Fund assets, detracted from performance during the Reporting Period.

Throughout, we stayed true to our investment discipline, favoring liquidity and high quality credits over added yield. The primary focal points for our team are consistently managing interest rate risk and credit risk. We were able to navigate interest rate risk by adjusting the Fund’s weighted average maturity longer or shorter as market conditions shifted and to mitigate potential credit risk by buying high quality, creditworthy names, strategies which added to the Fund’s performance during the Reporting Period.

Throughout the Reporting Period, we managed the Fund’s allocations to different sub-sectors of the money market depending on their relative value. We also adapted a flexible approach to our duration management and positioning so that we could take advantage of opportunities wherever they may arise.

Did you make any changes in the Fund’s portfolio during the Reporting Period?

We made adjustments to the Fund’s weighted average maturity, weighted average life and specific security type composition allocations based on then-current market conditions, our near-term view, and anticipated and actual Fed monetary policy statements. During the Reporting Period, we generally increased the Fund’s exposure to Treasury floating rate securities and reduced its exposure to fixed rate securities.

Were there any changes to the Fund’s portfolio management team during the Reporting Period?

David Fishman, managing director and head of liquidity solutions at Goldman Sachs Asset Management retired on December 31, 2022. Shaun Cullinan, head of U.S. Money Market Portfolio Management at Goldman Sachs Asset Management remains the portfolio manager of the Fund. By design, all investment decisions for the Fund are performed within a team structure, with multiple subject matter experts. This strategic decision making has been a cornerstone of our approach and helps ensure continuity in the Fund.

What is the Fund’s tactical view and strategy for the months ahead?

At the end of the Reporting Period, inflationary pressures appeared to be easing, albeit from elevated levels, as goods and energy prices — the key drivers of the sharp acceleration in 2021 and most of 2022 — began to ease. Annual U.S. headline and core inflation fell in the last months of the calendar year, reaching 6.5% and 5.7%, respectively, at the end of the calendar year, suggesting the U.S. may be entering a phase of disinflation required for a potential soft landing. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

After unprecedented tightening in 2022, we anticipate three interest rate hikes of 25 basis points each by the Fed in 2023 for a terminal rate of 5.0% to 5.25%, in line with the median Fed policymaker projection in December 2022.

Looking ahead, our strategy continues to be flexibly guided by shifting market conditions, positioning the Fund and its duration to seek to take advantage of anticipated interest rate movements or lack thereof. As always, we intend to continue to use our actively managed approach to seek the best possible return within the framework of the Fund’s investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily.

We will, of course, continue to closely monitor economic data, Fed policy, and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

3

F U N D   B A S I C S

F U N D C O M P O S I T I O N†

Security Type

(Percentage of Net Assets)

†	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above chart may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

 4

G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Schedule of Investments

December 31, 2022

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 3.2%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.06%)
$2,500,000	4.490	%(a)(b)	01/03/23	$2,500,000
2,100,000	4.465	(a)	04/05/24	2,099,948
500,000	4.370	(a)	04/29/24	499,408
4,300,000	4.475	(a)	06/27/24	4,299,750
500,000	4.370	(a)	07/22/24	499,232
1,300,000	4.405	(a)	09/13/24	1,298,377
700,000	4.470	(a)	09/17/24	699,988
4,300,000	4.490	(a)	10/16/24	4,300,000
200,000	4.470	(a)	11/14/24	199,927
2,400,000	4.500	(a)	11/25/24	2,400,000
2,100,000	4.490	(a)	12/19/24	2,100,000
5,300,000	4.500	(a)	12/27/24	5,300,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.02%)
900,000	4.480	(a)	04/05/23	899,994
500,000	4.482	(a)	05/12/23	500,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.04%)
1,500,000	4.495	(a)	10/23/23	1,499,951
3,000,000	4.500	(a)	10/30/23	2,999,925
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.06%)
200,000	4.515	(a)	01/31/23	200,006
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.13%)
500,000	4.375	(a)	02/01/23	500,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.15%)
900,000	4.355	(a)	04/13/23	899,992
Federal Home Loan Bank Discount Notes
700,000	3.164		02/21/23	696,956
3,400,000	4.711		05/19/23	3,340,829
2,800,000	4.770		05/24/23	2,748,893
Federal Home Loan Banks (SOFR + 0.08%)
5,230,000	4.660		11/14/23	5,229,688
2,400,000	4.660		11/15/23	2,399,352
2,400,000	4.670		11/17/23	2,399,457
1,800,000	4.700		11/24/23	1,799,353
2,200,000	4.750		11/24/23	2,199,695
2,100,000	4.680		11/29/23	2,099,807
3,600,000	4.460	(a)	02/23/24	3,600,000
400,000	4.385	(a)	03/01/24	399,675
200,000	4.370	(a)	07/01/24	199,703
14,400,000	4.500	(a)	11/22/24	14,400,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
3,400,765	4.500	(a)	01/07/23	3,400,764
2,925,000	4.555	(a)	01/07/23	2,925,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$81,535,670

U.S. Treasury Obligations – 10.4%
United States Treasury Bills
$2,700,000	2.887%		01/19/23	$2,696,206
1,800,000	2.913		01/19/23	1,797,449
Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)

United States Treasury Bills – (continued)
$200,000	2.969%		01/19/23	$199,711
1,011,000	2.990		01/19/23	1,009,529
900,000	2.995		01/19/23	898,688
21,389,000	3.005		01/26/23	21,345,628
2,000,000	4.605		05/18/23	1,966,207
United States Treasury Floating Rate Note
36,000,000	4.600	(a)	10/31/24	35,935,790
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill
MMY - 0.02%)
2,000,000	4.445	(a)	01/31/24	2,000,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill
MMY + 0.03%)
60,000,000	4.494	(a)	04/30/23	60,000,789
28,300,000	4.489	(a)	07/31/23	28,300,928
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill
MMY + 0.04%)
70,400,000	4.495	(a)	10/31/23	70,401,336
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill
MMY + 0.05%)
28,600,000	4.509	(a)	01/31/23	28,600,376
United States Treasury Notes
1,500,000	0.125		01/31/23	1,499,038
400,000	1.375		02/15/23	399,802
2,500,000	2.000		02/15/23	2,503,596
500,000	0.125		02/28/23	499,351
600,000	2.625		02/28/23	601,677
TOTAL U.S. TREASURY OBLIGATIONS				$260,656,101
TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENTS				$342,191,771

Repurchase Agreements(c) – 86.2%
BNP Paribas
$ 2,500,000	4.260%	01/03/23	$2,500,000
Maturity Value: $2,501,183
Collateralized by a U.S. Treasury Floating Rate Note, 4.323%, due 04/30/24 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/37 to 11/15/45. The market value of the collateral, including accrued interest, was $2,550,000.
Joint Account III
2,162,900,000	4.303	01/03/23	2,162,900,000
Maturity Value: $2,163,934,073
TOTAL REPURCHASE AGREEMENTS			$2,165,400,000
TOTAL INVESTMENTS – 99.8%			$2,507,591,771
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			5,168,522
NET ASSETS – 100.0%			$2,512,760,293

The accompanying notes are an integral part of these financial statements.     5

G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Schedule of Investments (continued)

December 31, 2022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 30, 2022.

(b)	The instrument is subject to a demand feature.

(c)	Unless noted, all repurchase agreements were entered into on December 30, 2022. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY—Money Market Yield

Prime —Federal Reserve Bank Prime Loan Rate US

SOFR—Secured Overnight Financing Rate

T-Bill—Treasury Bill

A D D I T I O N A L I N V E S T M E N T I N F O R M A T I O N

JOINT REPURCHASE AGREEMENT ACCOUNT III — At December 31, 2022, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of January 3, 2023, as follows:

Principal Amount	Maturity Value	Collateral Value
$2,162,900,000	$2,163,934,073	$2,222,739,198

REPURCHASE AGREEMENTS — At December 31, 2022, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	4.300%	$463,478,571
Bank of America, N.A.	4.300	386,232,143
Bank of Montreal	4.300	154,492,857
BofA Securities, Inc.	4.300	386,232,143
Credit Agricole Corporate and Investment Bank	4.300	154,492,857
Wells Fargo Securities LLC	4.310	617,971,429
TOTAL		$2,162,900,000

At December 31, 2022, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 6.500%	04/01/36 to 01/01/53
Federal National Mortgage Association	1.500 to 7.000	09/01/23 to 02/01/57
Government National Mortgage Association	2.500 to 5.000	02/20/45 to 08/20/52
U.S. Treasury Bill	0.000	03/23/23
U.S. Treasury Bond	2.250	08/15/46
U.S. Treasury Notes	0.625 to 3.875	03/31/24 to 08/15/31

6       The accompanying notes are an integral part of these financial statements.

G O L D M A N   S A C H S   V A R I A B L E   I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments based on amortized cost	$342,191,771
Repurchase agreements based on amortized cost	2,165,400,000
Cash	46,319
Receivables:
Fund shares sold	5,849,551
Interest	2,590,133
Reimbursement from investment advisor	20,509
Other assets	19,945
Total assets	2,516,118,228

Liabilities:
Payables:
Investments purchased	2,500,000
Fund shares redeemed	360,418
Management fees	269,672
Distribution and Service fees and Transfer Agency fees	176,086
Dividend distribution	958
Accrued expenses	50,801
Total liabilities	3,357,935

Net Assets:
Paid-in capital	2,512,770,147
Total distributable earnings (loss)	(9,854)
NET ASSETS	$2,512,760,293
Net asset value, offering and redemption price per share	$1.00
Net Assets:
Institutional Shares	$1,834,292,675
Service Shares	678,467,618
Total Net Assets	$2,512,760,293
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	1,834,299,864
Service Shares	678,470,264

The accompanying notes are an integral part of these financial statements.	7

G O L D M A N   S A C H S   V A R I A B L E   I N S U R A N C E  T R U S  T   G O V E R N M E N T   M O N E Y  M A R K E T   F U N D

Statement of Operations

For the Year Ended December 31, 2022

Investment Income:
Interest income	$31,778,292

Expenses:
Management fees	2,537,165
Distribution and Service fees — Service Shares	1,515,217
Transfer Agency fees(a)	317,117
Professional fees	163,769
Custody, accounting and administrative services	65,143
Printing and mailing fees	55,660
Trustee fees	31,189
Other	9,853
Total expenses	4,695,113
Less — expense reductions	(680,298)
Net expenses	4,014,815
NET INVESTMENT INCOME	$27,763,477
Net realized loss from investment transactions	(219,781)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,543,696

(a) Institutional and Service Shares incurred Transfer Agency fees of $195,909 and $121,208, respectively.

8	The accompanying notes are an integral part of these financial statements.

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Statements of Changes in Net Assets

	For the Fiscal Year Ended December 31, 2022	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$27,763,477	$49,734
Net realized gain (loss) from investment transactions	(219,781)	5,853
Net increase in net assets resulting from operations	27,543,696	55,587

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(18,642,223)	(34,324)
Service Shares	(8,911,722)	(32,088)
Total distributions to shareholders	(27,553,945)	(66,412)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	2,307,084,458	690,873,762
Reinvestment of distributions	27,550,932	66,343
Cost of shares redeemed	(846,623,441)	(827,803,075)
Net increase (decrease) in net assets resulting from share transactions	1,488,011,949	(136,862,970)
TOTAL INCREASE (DECREASE)	1,488,001,700	(136,873,795)

Net assets:
Beginning of year	1,024,758,593	1,161,632,388
End of year	$2,512,760,293	$1,024,758,593

The accompanying notes are an integral part of these financial statements.	9

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	Goldman Sachs Government Money Market Fund
	Institutional Shares
	Year Ended December 31,
	2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income(a)	0.016	— (b)		0.004	0.021	0.017
Distributions to shareholders from net investment income(c)	(0.016)	— (b)		(0.004)	(0.021)	(0.017)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00
Total return(d)	1.58%	0.01%		0.43%	2.11%	1.74%
Net assets, end of year (in 000’s)	$1,834,293	$523,751		$582,216	$363,783	$411,447
Ratio of net expenses to average net assets	0.17%	0.09%		0.18%	0.18%	0.18%
Ratio of total expenses to average net assets	0.20%	0.21%		0.20%	0.21%	0.23%
Ratio of net investment income to average net assets	1.92%	—	%(e)	0.35%	2.06%	1.73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

10	The accompanying notes are an integral part of these financial statements.

  G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Goldman Sachs Government Money Market Fund
	Service Shares
	Year Ended December 31,
	2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income(a)	0.014	— (b)		0.003	0.018	0.015
Distributions to shareholders from net investment income(c)	(0.014)	— (b)		(0.003)	(0.018)	(0.015)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00
Total return(d)	1.37%	0.01%		0.27%	1.86%	1.48%
Net assets, end of year (in 000’s)	$678,468	$501,008		$579,416	$350,112	$368,652
Ratio of net expenses to average net assets	0.38%	0.09%		0.33%	0.43%	0.43%
Ratio of total expenses to average net assets	0.45%	0.46%		0.45%	0.46%	0.48%
Ratio of net investment income to average net assets	1.48%	—	%(e)	0.19%	1.81%	1.48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	11

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Notes to Financial Statements

December 31, 2022

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.   Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

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 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distribution paid from:
Ordinary income	$27,553,945	$66,412
Total taxable distributions	$27,553,945	$66,412

As of December 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$210,888
Capital loss carryforward: Perpetual Short-Term	(210,225)
Timing differences (Distributions Payable and Post-October Capital Loss Deferral)	(10,517)
Total accumulated earnings (losses) — net	$(9,854)

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

13

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Notes to Financial Statements (continued)

December 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of December 31, 2022, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4 . AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as

14

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

4 . AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly at an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D.  Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the year ended December 31, 2022, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Distribution,
Administration,
Service and/or
	Shareholder		Other	Total
Management	Administration	Transfer Agency	Expense	Expense
Fee Waivers	Plans Fee Waivers	Waiver	Reimbursements	Reductions

$121,035	$257,929	$39,149	$262,185	$680,298

E. Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser or transfer agent may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the year ended December 31, 2022	Contractual rate, if any	Ratio of net expenses to average net assets for the year ended December 31, 2022
Management Fee	0.16%	0.15%	0.16%	0.15%
Distribution and Service Fees	N/A	N/A	0.25	0.21
Transfer Agency Fees	0.02	0.02	0.02	0.02
Other Expenses	—	— (a)	—	— (a)
Net Expenses		0.17%		0.38%

(a) Amount is less than 0.005% of average net assets.

N/A — Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended December 31, 2022, there were no purchase and sale transactions with affiliated funds.

15

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

Notes to Financial Statements (continued)

December 31, 2022

4 . AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of December 31, 2022, the Fund participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2022, the Fund did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

5. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

16

 G O L D M A N   S A C H S   V A R I A B L E    I N S U R A N C E   T R U S T   G O V E R N M E N T   M O N E Y   M A R K E T   F U N D

5. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

6. IDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Fiscal Year Ended	For the Fiscal Year Ended
	December 31, 2022	December 31, 2021
Institutional Shares*
Shares sold	1,919,889,511	496,281,091
Reinvestment of distributions	18,639,420	34,294
Shares redeemed	(627,979,771)	(554,775,442)
	1,310,549,160	(58,460,057)
Service Shares*
Shares sold	387,194,947	194,592,671
Reinvestment of distributions	8,911,512	32,049
Shares redeemed	(218,643,670)	(273,027,633)
	177,462,789	(78,402,913)
NET INCREASE (DECREASE) IN SHARES	1,488,011,949	(136,862,970)

* Valued at $1.00 per share.

17

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of

Goldman Sachs Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs Government Money Market Fund (one of the funds constituting Goldman Sachs Variable Insurance Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2023

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Fund Expenses — Six Month Period Ended December 31, 2022 (Unaudited)

As a shareholder of Institutional Shares and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022, which represents a period of 184 days of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
			for the
	Beginning	Ending	6 Months
	Account Value	Account Value	Ended
Share Class	7/1/22	12/31/22	12/31/22*
Institutional Shares
Actual	$1,000.00	$1,014.02	$0.91
Hypothetical 5% return	$1,000.00	$1,024.30+	$0.92
Service Shares
Actual	$1,000.00	$1,012.74	$2.18
Hypothetical 5% return	$1,000.00	$1,023.04+	$2.19

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year (or, since inception, if shorter); and then dividing that result by the number of days in the period. The annualized net expense ratios for the period were 0.18% and 0.43% for Institutional Shares and Service Shares, respectively.
+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Jessica Palmer[5] Age: 73	Chair of the Board of Trustees	Since 2018 (Trustee since 2007)	Ms. Palmer is retired. She was formerly Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-2009). Chair of the Board of Trustees — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	None
Dwight L. Bush Age: 65	Trustee	Since 2020

Ambassador Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002-2014 and 2017- Present); Director of MoneyLion, Inc. (an operator of a data-driven, digital financial platform) (2021- Present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014-2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018-2019). Previously, Ambassador Bush served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020).

Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.

				103	MoneyLion, Inc. (an operator of a data-driven, digital financial platform)
Kathryn A. Cassidy Age: 68	Trustee	Since 2015	Ms. Cassidy is retired. She is Director, Vertical Aerospace Ltd. (an aerospace and technology company) (2021-Present). Formerly, Ms. Cassidy was Advisor to the Chairman (May 2014- December 2014); and Senior Vice President and Treasurer (2008-2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	Vertical Aerospace Ltd. (an aerospace and technology company)
John G. Chou Age: 66	Trustee	Since 2022	Mr. Chou is Executive Vice President and Special Advisor to the Chairman and CEO of AmerisourceBergen Corporation (a pharmaceutical and healthcare company) (2021- Present); and formerly held various executive management positions with AmerisourceBergen Corporation, including Executive Vice President and Chief Legal Officer (2019-2021); Executive Vice President and Chief Legal & Business Officer (2017-2019); and Executive Vice President and General Counsel (2011-2017). Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	None
Diana M. Daniels[5] Age: 73	Trustee	Since 2007

Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013-Present); Director of 1735 NY Investments, LLC (oversees an investment fund that supports the mission of the American Institute of Architects) (2022-Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006- 2007).

Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.

				103	None

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Trustees and Officers (Unaudited) (continued)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Joaquin Delgado Age: 62	Trustee	Since 2020

Dr. Delgado is retired. He is Director, Stepan Company (a specialty chemical manufacturer) (2011-Present); and was formerly Director, Hexion Inc. (a specialty chemical manufacturer) (2019- 2022); Executive Vice President, Consumer Business Group of 3M Company (July 2016- July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012-July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020).

Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.

				103	Stepan Company (a specialty chemical manufacturer)
Eileen H. Dowling Age: 60	Trustee	Since 2021	Ms. Dowling is retired. Formerly, she was Senior Advisor (April 2021-September 2021); and Managing Director (2013-2021), BlackRock, Inc. (a financial services firm). Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	None
Gregory G. Weaver Age: 71	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015-Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001-2005 and 2012-2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006-2012). Trustee — Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	Verizon Communications Inc.
Paul C. Wirth Age:65	Trustee	Since 2022	Mr. Wirth is retired. Formerly, he was Deputy Chief Financial Officer and Principal Accounting Officer (2011-2020); Finance Director and Principal Accounting Officer (2010-2011); and Managing Director, Global Controller, and Chief Accounting Officer (2005-2010) of Morgan Stanley. Trustee—Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust.	103	None

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 60	President and Trustee	Since 2007	Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	172	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of December 31, 2022.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 75th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of December 31, 2022, Goldman Sachs Trust consisted of 88 portfolios; Goldman Sachs Variable Insurance Trust consisted of 15 portfolios (12 of which offered shares to the public); Goldman Sachs Trust II consisted of 18 portfolios (7 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 46 portfolios (29 of which offered shares to the public); Goldman Sachs ETF Trust II consisted of 2 portfolios (1 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
[5]	Ms. Daniels and Ms. Palmer retired as Independent Trustees effective January 1, 2023.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-621-2550.

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 60	Trustee and President	Since 2007

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 45	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Senior Counsel, Goldman Sachs (January 2020-Present); Associate General Counsel, Goldman Sachs (2012-December 2019); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 54	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer since 2019)	Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010- October 2015). Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust II; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of December 31, 2022.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs Variable Insurance Trust — Tax Information (Unaudited)

For the year ended December 31, 2022, the Government Money Market Fund designated 100.00% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

23

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TRUSTEES	OFFICERS
Gregory G. Weaver, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria, Principal Financial Officer,
Kathryn A. Cassidy	Principal Accounting Officer and Treasurer
John G. Chou	Caroline L. Kraus, Secretary
Joaquin Delgado
Eileen H. Dowling
James A. McNamara
Paul C. Wirth

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
200 West Street, New York
New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.
Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transaction or matter addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.
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VITMMAR-23 306022-OTU-1739754

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Eric Berg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2022	FYE 12/31/2021
(a) Audit Fees	$504,000	$11,500
(b) Audit-Related Fees	-	-
(c) Tax Fees	211,000	-
(d) All Other Fees	-	-

(e)(1)
The Registrant’s audit committee is responsible for the approval, prior to appointment, of the selection, retention or termination of the independent registered public accounting firm to provide audit, review or attest services to the Registrant. The audit committee is also responsible for the approval, prior to appointment, of the proposed scope of audit services and related fees and for the approval, prior to appointment, of all non-audit services to be provided by the independent registered public accounting firm to the Registrant (subject to certain exceptions), its investment adviser or any entity that controls, is controlled by, or is under common control with the investment adviser that provides ongoing services to the Registrant, when such non-audit services relates directly to the operations and financial reporting of the Registrant.

(e)(2)
There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2022 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $211,000 and $0 for the fiscal years ended December 31, 2022 and 2021, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)(17 CFR 270.30a-3(c))  as of a date within 90 days of the filing of this report. Based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Milliman Variable Insurance Trust

By (Signature and Title)  /s/ Adam Schenck
                                         Adam Schenck, President

Date  March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Adam Schenck
                                         Adam Schenck, President

Date  March 9, 2023

By (Signature and Title)  /s/ Arthur W. Jasion
                                         Arthur W. Jasion, Treasurer and Principal Financial Officer

Date  March 9, 2023